UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds
31 January
2019
Nuveen Equity Funds
Fund Name	Class A	Class C	Class R3	Class R6	Class I
Nuveen Santa Barbara Dividend Growth Fund	NSBAX	NSBCX	NBDRX	NSBFX	NSBRX
Nuveen Santa Barbara Global Dividend Growth Fund	NUGAX	NUGCX	NUGRX	—	NUGIX
Nuveen Santa Barbara International Dividend Growth Fund	NUIAX	NUICX	NUIRX	—	NUIIX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
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Table
of Contents

Chairman’s Letter to Shareholders
Dear Shareholders,
The global economy seemed to reach a turning point in 2018. Deregulation and tax law changes, which lowered corporate and individual tax rates and encouraged companies to repatriate overseas profits, helped boost U.S. economic growth and amplify corporate earnings during 2018. However, economic growth in Europe, China and Japan slowed, with trade tensions, unpredictable politics and tightening financial conditions weighing on consumer and business spending. Corporate earnings provided more positive than negative surprises, although expectations were lower by the fourth quarter of 2018 and markets were more concerned about weaker profits in the future, leading to elevated market volatility.
Although downside risks appear to be rising, we believe the likelihood of a near-term recession remains low. Global growth is indeed slowing, but it’s still positive. The U.S. economy remains strong, even in the face of late-cycle pressures. Low unemployment and firming wages should continue to support consumer spending, and the November mid-term elections resulted in change, but no major surprises. In China, the government remains committed to using fiscal stimulus to offset softening exports. Europe also remains vulnerable to trade policy as well as Brexit uncertainty, but underlying strengths in European economies, including low unemployment that drives domestic demand, remain supportive of a mild expansion. In a slower growth environment, there are opportunities for investors who seek them more selectively.
We expect volatility and challenging conditions to persist in 2019 but also think there is potential for upside. You can prepare your investment portfolio by working with your financial advisor to review your goals, timeline and risk tolerance. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
March 25, 2019

Portfolio Manager's Comments
Nuveen Santa Barbara Dividend Growth Fund
Nuveen Santa Barbara Global Dividend Growth Fund
Nuveen Santa Barbara International Dividend Growth Fund
All of these Funds are managed by Santa Barbara Asset Management (SBAM), an affiliate of Nuveen, LLC. James R. Boothe, CFA, serves as portfolio manager for all three Funds and has managed the Funds since their inception.
Effective August 24, 2018, the Nuveen Symphony Low Volatility Equity Fund merged into the Nuveen Santa Barbara Dividend Growth Fund.
Here James discusses key investment strategies and performance of the Funds for the six-month reporting period ended January 31, 2019.
How did the Funds perform during the six-month reporting period ended January 31, 2019?
The tables in the Fund Performance and Expense Ratios section of this report provide total return performance for the Funds for the six-month, one-year, five-year, ten-year and/or since inception periods ended January 31, 2019. Each Fund’s Class A Share total returns at net asset value (NAV) are compared with the performance of a corresponding market index and Lipper classification average. A more detailed account of each Fund’s performance is provided later in this report.
What strategies were used to manage the Funds during this six-month reporting period ended January 31, 2019 and how did these strategies influence performance?
Nuveen Santa Barbara Dividend Growth Fund
The Fund’s Class A Shares at NAV outperformed the S&P 500® and its Lipper classification average for the six-month reporting period ended January 31, 2019.
Santa Barbara’s investment objective for this Fund is to seek an attractive total return comprised of income from dividends and long-term capital appreciation by focusing on mid- to large-capitalization companies that have the potential for high dividend income and dividend growth. The security selection process is based on bottom-up fundamental analysis. Initially, companies are screened based on their dividend yields to identify potential candidates for investment. The fundamental research is then geared to identify those companies that appear positioned to grow their dividends over time. We strive to balance the portfolio across different sector and industry groups. However, due to the overarching focus on dividend paying securities, it is common for the portfolio to have the greatest exposure to industries with traditionally higher dividend yields, such as the utility, financial and energy sectors. The portfolio is structured with three key elements in mind: 1) a target dividend yield higher than that of the S&P 500® 2) lower volatility than the S&P 500® and 3) a focus on companies with growing dividends.
Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying equity securities, which include preferred securities. The Fund may invest in small-, mid- and large-cap companies. The Fund may invest up to 25% of its net assets in non-U.S. equity securities that are U.S. dollar-denominated.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Manager's Comments (continued)
Stock selection was the key driver of performance with the industrials, utilities and information technology holdings notably contributing to Fund performance. Selections in the energy and health care sectors were leading detractors of performance.
Several individual holdings positively contributed to the Fund’s performance. Retail property real estate investment trust (REIT), Realty Income Corporation, contributed the most to portfolio performance. Investors embraced the company's defensive and stable business profile during the volatile fourth quarter of 2018. Management also announced its 99th consecutive monthly dividend increase in December 2018. Health care holding, UnitedHealth Group Inc. also contributed to performance. UnitedHealth Group has produced sales growth above consensus forecasts due to stronger than expected premiums. UnitedHealth’s management team has maintained a positive outlook, highlighting new and retained business in the benefits and supportive care division. Lastly, integrated utility company NextEra Energy, Inc. further contributed to portfolio performance. The company posted earnings above consensus estimates during the fourth quarter of 2018 driven by the strong rate base growth of its Florida Power & Light Company subsidiary, excellent cost management and a lower tax rate at their NextEra Energy Resources subsidiary.
Several holdings detracted from the Fund’s performance, including energy holdings Schlumberger Ltd and Phillips 66. The fourth quarter of 2018 was an extremely challenging environment for energy stocks, as Brent oil and West Texas Intermediate (WTI) oil prices both experienced precipitous declines in excess of 30%. Oil services company Schlumberger Ltd detracted from performance as management reduced guidance due to weakness within their North America business caused by larger than expected price declines in hydraulic fracturing. The slow capital expenditure environment of U.S. exploration & production (E&P) companies and the sharp decline in oil prices during the fourth quarter of 2018 amplified the negative sentiment. Phillips 66 also detracted. Investor sentiment regarding the refiner also suffered from the oil price decline. After earnings, some analysts were concerned about high utilization rates and suggested that margins were peaking. Lastly, information technology holding, Apple Inc. detracted from performance. The company struggled after announcing weaker than expected guidance and there was much consternation over its decision to no longer report unit sales. Since then, Apple gave the biggest negative pre-announcement in 15 years, which highlighted weakness in China as the primary culprit of the miss in sales targets. We continue to hold the positions.
Nuveen Santa Barbara Global Dividend Growth Fund
The Fund’s Class A Shares at NAV underperformed the MSCI World Index and its Lipper classification average for the six-month reporting period ended January 31, 2019.
Santa Barbara’s investment objective for this Fund is to seek an attractive total return comprised of income from dividends and long-term capital appreciation. The security selection process is based on bottom-up fundamental analysis. Initially, companies are screened based on their dividend yields to identify potential candidates for investment. The fundamental research is then geared to identify those companies that appear positioned to grow their dividends over time. We strive to balance the portfolio across different sector and industry groups. However, due to the overarching focus on dividend paying securities, it is common for the portfolio to have the greatest exposure to industries with traditionally higher dividend yields, such as the utility, financial and energy sectors.
The Fund seeks capital appreciation by investing in companies with the potential for earnings growth. Secondarily, the strategy has an income component by limiting investments to companies that not only pay dividends, but are committed to growing them. This two-part philosophy of earnings growth combined with dividend growth is based on the belief that even growth companies should return capital in the form of dividends. Dividends may be a sign of capital discipline, financial well-being and business sustainability, three hallmarks of a high quality company. The income produced by dividends is a necessary adjunct to a sound capital appreciation strategy because it may limit volatility and potentially become a meaningful contributor to total return over time. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying equity securities, which include preferred securities.
Under normal market conditions, the Fund invests between 40% and 75% of its net assets in non-U.S. securities. The Fund may invest up to 10% of its net assets in companies located in emerging market countries. The Fund may invest in small-, mid and large-cap companies.
Industrials and consumer discretionary holdings notably contributed to performance, while stock selection in information technology and consumer staples sectors detracted from performance. The Fund’s cash position also benefited performance.

Several individual holdings positively contributed to the Fund’s performance. Hong Kong-based telecommunications company HKT Trust and HKT Ltd was the top contributor to portfolio performance. HKT raised mobile plan prices in September indicating a potential end to the intense price competition that persisted over the last several years. HKT's move was followed by several competitors and this was seen as a good sign of the industry's focus on profitability and for more rational price competition. Also contributing to performance was industrial sector holding Union Pacific Corporation which continued to perform well for two main reasons. Fundamentally, volumes appear to have hit an inflection point. This tightening of the market should also lead to better core pricing. Secondly, the U.S. Tax Cuts and Jobs Act disproportionately favored U.S. domestic companies, especially those that are heavy capital spenders. Transportation companies, including rails, are prime beneficiaries of the package with a tangible increase in earnings and free cash flow. Lastly, integrated utility company NextEra Energy Inc. further contributed to portfolio performance. The company posted earnings above consensus estimates during the fourth quarter of 2018 driven by the strong rate base growth of its Florida Power & Light Company subsidiary, excellent cost management and a lower tax rate at their NextEra Energy Resources subsidiary.
Several holdings detracted from the Fund’s performance, including financial sector holding, BOC Hong Kong Holdings Ltd. The company's October 2018 "trading update" disappointed investors. The company reported weaker fee income due to reduced confidence over trade wars hurting their brokerage and wealth management products. In addition, health care sector holding Allergan PLC detracted from performance. Quarterly earnings and revenue were above consensus estimates but management provided lower 2019 margin guidance. Wall Street continued to have a negative view of the pace of the company's "strategic review" and was disappointed when initial bids for the divestiture of their women's health and anti-infectives businesses were below expectations. Lastly, energy holding Schlumberger Ltd detracted from performance. The fourth quarter of 2018 was an extremely challenging environment for energy stocks, as Brent oil and West Texas Intermediate (WTI) oil prices both experienced precipitous declines in excess of 30%. Oil services company Schlumberger detracted from performance as management reduced guidance due to weakness within their North America business caused by larger than expected price declines in hydraulic fracturing. The slow capital expenditure environment of U.S. exploration & production (E& P) companies and the sharp decline in oil prices during the fourth quarter of 2018 amplified the negative sentiment. We continue to hold the positions.
Nuveen Santa Barbara International Dividend Growth Fund
The Fund’s Class A Shares at NAV outperformed the MSCI EAFE Index, but underperformed its Lipper classification average during the six-month reporting period ended January 31, 2019.
Santa Barbara’s investment objective for this Fund is to seek an attractive total return comprised of income from dividends and long-term capital appreciation. The security selection process is based on bottom-up fundamental analysis. Initially, companies are screened based on their dividend yields to identify potential candidates for investment. The fundamental research is then geared to identify those companies that appear positioned to grow their dividends over time. We strive to balance the portfolio across different sector and industry groups. However, due to the overarching focus on dividend paying securities, it is common for the portfolio to have the greatest exposure to industries with traditionally higher dividend yields, such as the utility, financial and energy sectors. The Fund’s portfolio focuses on global equity securities of companies that have potential for dividend income and dividend growth in an effort to provide an attractive total return comprised of dividends and long-term capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its net assets in dividend paying equity securities, which include preferred securities. Also, under normal market conditions, the Fund invests at least 80% of its net assets in non-U.S. securities. Although the Fund will concentrate its investments in developed markets, it may invest up to 10% of its net assets in companies located in emerging market countries. The Fund may invest in small-, mid- and large-cap companies. The Fund’s portfolio is structured with three key elements in mind: maintaining an aggregate dividend yield higher than that of the MSCI EAFE Index, seeking lower volatility than the MSCI EAFE Index and investing in companies with a track record of increasing their dividends.
Industrials and consumer discretionary sector holdings notably contributed to performance, while stock selection in information technology and consumer staples sectors detracted from performance.
Several individual holdings positively contributed to the Fund’s performance. Hong Kong-based telecommunications company HKT Trust and HKT Ltd was the top contributor to portfolio performance. HKT raised mobile plan prices in September indicating a potential end to the intense price competition that persisted over the last several years. HKT's move was followed by several competitors and

Portfolio Manager's Comments (continued)
this was seen as a good sign of the industry's focus on profitability and for more rational price competition. Also contributing to performance was utility holding Red Electrica Corp SA. The company performed strongly as investors took refuge in safer European regulated utilities that were out of favor for most of 2018. In December 2018, Red Electrica purchased transmission assets in Peru. Lastly, energy sector holding Enbridge Inc. contributed to performance. During the reporting period, Enbridge announced asset sales in 2018 that were more than twice management’s original full-year target. They also announced that Enbridge’s Line 3 Replacement Project, was approved by the Minnesota Public Utilities Commission, which was well received.
Several holdings detracted from the Fund’s performance, including financial sector holding Danske Bank A/S. News regarding a case of money laundering fueled worries about possible legal penalties and liabilities. In response the company conducted an internal investigation where they uncovered more suspicious activity; however, the Danish business minister has said that the internal investigation might not be enough. The position was closed during the reporting period. Also detracting from performance was financial sector holding, BOC Hong Kong Holdings Ltd. The company’s October 2018 “trading update” disappointed investors. The company reported weaker fee income due to reduced confidence over trade wars hurting their brokerage and wealth management products. Also detracting from performance was consumer discretionary holding WPP PLC, the U.K. media and advertising agency. While results for the third quarter of 2018 were in line with expectations, management revised topline growth down in the face of a spending pause from U.S. clients who are digesting legislative and monetary policy risks. In particular, consumer product management teams are re-examining all line items, especially marketing budgets, after increased investor scrutiny. We continue to monitor the entire industry for any fundamental changes to business dynamics, but we are confident that management’s long-term strategy and execution track record will drive long-term performance. We continue to hold these positions.

Risk Considerations
Nuveen Santa Barbara Dividend Growth Fund
Mutual fund investing involves risk; principal loss is possible. Dividend-paying stocks, such as those held by the fund, are subject to market risk, concentration or sector risk, preferred security risk, and common stock risk. Smaller company stocks are subject to greater volatility. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity.
Nuveen Santa Barbara Global Dividend Growth Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, growth stock, preferred security, and smaller company risks, are described in detail in the Fund’s prospectus.
Nuveen Santa Barbara International Dividend Growth Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, growth stock, preferred security, and smaller company risks, are described in detail in the Fund’s prospectus.

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Fund Performance and Expense Ratios
The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.

Fund Performance and Expense Ratios (continued)
Nuveen Santa Barbara Dividend Growth Fund
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of January 31, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(2.36)%	(3.05)%	9.12%	12.55%
Class A Shares at maximum Offering Price	(7.98)%	(8.63)%	7.83%	11.89%
S&P 500 Index	(3.00)%	(2.31)%	10.96%	15.00%
Lipper Equity Income Funds Classification Average	(3.73)%	(4.49)%	7.60%	12.32%
Class C Shares	(2.73)%	(3.78)%	8.30%	11.71%
Class I Shares	(2.24)%	(2.80)%	9.39%	12.84%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class R3 Shares	(2.50)%	(3.30)%	8.84%	14.09%
Class R6 Shares	(2.21)%	(2.76)%	9.47%	10.20%
Average Annual Total Returns as of December 31, 2018 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(4.81)%	(4.36)%	6.89%	10.88%
Class A Shares at maximum Offering Price	(10.29)%	(9.87)%	5.64%	10.23%
Class C Shares	(5.16)%	(5.08)%	6.10%	10.06%
Class I Shares	(4.68)%	(4.11)%	7.17%	11.17%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class R3 Shares	(4.95)%	(4.60)%	6.63%	13.48%
Class R6 Shares	(4.65)%	(4.03)%	7.25%	9.13%
Since inception returns for Class R3 Shares and Class R6 Shares are from 3/03/09 and 3/25/13, respectively. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class R3	Class R6	Class I
Expense Ratios	0.96%	1.71%	1.21%	0.64%	0.71%

Fund Performance and Expense Ratios (continued)
Nuveen Santa Barbara Global Dividend Growth Fund
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of January 31, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class A Shares at NAV	(5.89)%	(7.06)%	6.14%	8.58%
Class A Shares at maximum Offering Price	(11.30)%	(12.41)%	4.89%	7.62%
MSCI World Index	(5.00)%	(6.54)%	6.94%	10.57%
Lipper Global Equity Income Funds Classification Average	(4.71)%	(7.22)%	4.69%	7.62%
Class C Shares	(6.24)%	(7.73)%	5.36%	7.78%
Class R3 Shares	(6.00)%	(7.29)%	5.89%	8.31%
Class I Shares	(5.77)%	(6.79)%	6.41%	8.85%
Average Annual Total Returns as of December 31, 2018 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class A Shares at NAV	(9.03)%	(9.17)%	3.82%	7.62%
Class A Shares at maximum Offering Price	(14.26)%	(14.39)%	2.60%	6.66%
Class C Shares	(9.37)%	(9.85)%	3.05%	6.83%
Class R3 Shares	(9.13)%	(9.39)%	3.57%	7.35%
Class I Shares	(8.92)%	(8.98)%	4.07%	7.89%
Since inception returns are from 6/11/12. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios	1.88%	2.63%	2.13%	1.61%
Net Expense Ratios	1.15%	1.90%	1.40%	0.90%
The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2020 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Nuveen Santa Barbara International Dividend Growth Fund
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of January 31, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class A Shares at NAV	(6.12)%	(9.57)%	2.54%	6.31%
Class A Shares at maximum Offering Price	(11.52)%	(14.77)%	1.33%	5.37%
MSCI EAFE Index	(7.80)%	(12.51)%	2.66%	7.42%
Lipper International Equity Income Funds Classification Average	(5.56)%	(11.30)%	2.00%	5.44%
Class C Shares	(6.48)%	(10.25)%	1.77%	5.51%
Class R3 Shares	(6.27)%	(9.81)%	2.28%	6.04%
Class I Shares	(6.00)%	(9.33)%	2.79%	6.57%
Average Annual Total Returns as of December 31, 2018 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class A Shares at NAV	(9.55)%	(11.67)%	0.06%	5.46%
Class A Shares at maximum Offering Price	(14.75)%	(16.75)%	(1.11)%	4.51%
Class C Shares	(9.89)%	(12.37)%	(0.69)%	4.67%
Class R3 Shares	(9.67)%	(11.91)%	(0.19)%	5.19%
Class I Shares	(9.46)%	(11.46)%	0.31%	5.72%
Since inception returns are from 6/11/12. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class R3	Class I
Gross Expense Ratios	3.56%	4.33%	3.83%	3.32%
Net Expense Ratios	1.15%	1.90%	1.40%	0.90%
The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2020 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Holding Summaries    as of January 31, 2019
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Nuveen Santa Barbara Dividend Growth Fund
Fund Allocation (% of net assets)
Common Stocks	98.4%
Repurchase Agreements	1.5%
Other Assets Less Liabilities	0.1%
Net Assets	100%
Portfolio Composition (% of net assets)
Health Care Providers & Services	5.8%
IT Services	5.6%
Insurance	4.4%
Equity Real Estate Investment Trust	4.4%
Energy Equipment & Services	4.2%
Health Care Equipment & Supplies	4.1%
Software	4.1%
Capital Markets	4.0%
Pharmaceuticals	3.8%
Technology Hardware, Storage & Peripherals	3.7%
Diversified Financial Services	3.2%
Semiconductors & Semiconductor Equipment	3.2%
Electric Utilities	3.2%
Specialty Retail	3.0%
Oil, Gas & Consumable Fuels	2.7%
Media	2.7%
Road & Rail	2.7%
Containers & Packaging	2.5%
Communications Equipment	2.5%
Industrial Conglomerates	2.4%
Beverages	2.4%
Multi-Utilities	2.3%
Machinery	2.2%
Other	19.3%
Repurchase Agreements	1.5%
Other Assets Less Liabilities	0.1%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Microsoft Corp	4.1%
UnitedHealth Group Inc.	3.8%
Apple Inc.	3.7%
JPMorgan Chase & Co	3.2%
Texas Instruments Inc.	3.2%

Nuveen Santa Barbara Global Dividend Growth Fund
Fund Allocation (% of net assets)
Common Stocks	97.8%
Repurchase Agreements	2.0%
Other Assets Less Liabilities	0.2%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
Microsoft Corp	3.6%
JPMorgan Chase & Co	2.6%
Comcast Corporation, Class A	2.6%
Amcor Ltd/Australia	2.5%
SAP SE	2.4%
Portfolio Composition (% of net assets)
Banks	7.5%
Software	6.0%
Oil, Gas & Consumable Fuels	5.8%
Pharmaceuticals	5.4%
Containers & Packaging	4.8%
Aerospace & Defense	4.0%
Electric Utilities	4.0%
Personal Products	3.8%
IT Services	3.4%
Diversified Financial Services	3.4%
Hotels, Restaurants & Leisure	3.4%
Energy Equipment & Services	3.3%
Capital Markets	3.3%
Media	3.3%
Beverages	3.2%
Wireless Telecommunication Services	2.8%
Diversified Telecommunication Services	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Health Care Equipment & Supplies	2.4%
Health Care Providers & Services	2.4%
Road & Rail	2.3%
Other	18.2%
Repurchase Agreements	2.0%
Other Assets Less Liabilities	0.2%
Net Assets	100%
Country Allocation[1] (% of net assets)
United States	56.5%
United Kingdom	11.3%
France	9.5%
Japan	5.3%
Australia	4.5%
Canada	4.1%
Germany	3.7%
China	2.3%
Hong Kong	1.4%
Netherlands	1.2%
Other Assets Less Liabilities	0.2%
Net Assets	100%
1	Includes 2.3% (as a percentage of net assets) in emerging market countries.

Holding Summaries    as of January 31, 2019 (continued)
Nuveen Santa Barbara International Dividend Growth Fund
Fund Allocation (% of net assets)
Common Stocks	96.4%
Other Assets Less Liabilities	3.6%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
Safran SA	4.6%
ITOCHU Corp	4.2%
Linde PLC	4.0%
Red Electrica Corp SA	3.8%
HKT Trust & HKT Ltd	3.7%
Portfolio Composition (% of net assets)
Banks	12.5%
Chemicals	7.0%
Oil, Gas & Consumable Fuels	6.8%
Electric Utilities	6.2%
Hotels, Restaurants & Leisure	5.9%
Wireless Telecommunication Services	4.7%
Aerospace & Defense	4.7%
Personal Products	4.4%
Trading Companies & Distributors	4.2%
Diversified Telecommunication Services	3.7%
Pharmaceuticals	3.3%
Real Estate Management & Development	3.3%
Containers & Packaging	3.2%
Software	3.1%
Automobiles	3.1%
Capital Markets	3.0%
Other	17.3%
Other Assets Less Liabilities	3.6%
Net Assets	100%
Country Allocation[1] (% of net assets)
United Kingdom	22.5%
France	16.1%
Japan	11.3%
Canada	7.1%
Australia	6.2%
Germany	6.2%
Spain	6.1%
Netherlands	5.2%
Hong Kong	3.7%
Singapore	3.3%
Other	8.7%
Other Assets Less Liabilities	3.6%
Net Assets	100%
1	Includes 3.2% (as a percentage of net assets) in emerging market countries.

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2019.
The beginning of the period is August 1, 2018.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Santa Barbara Dividend Growth Fund
	Share Class
	Class A	Class C	Class R3	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$ 976.40	$ 972.70	$ 975.00	$ 977.90	$ 977.60
Expenses Incurred During the Period	$ 4.83	$ 8.55	$ 6.07	$ 3.24	$ 3.59
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.32	$1,016.53	$1,019.06	$1,021.93	$1,021.58
Expenses Incurred During the Period	$ 4.94	$ 8.74	$ 6.21	$ 3.31	$ 3.67
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.97%, 1.72%, 1.22%, 0.65% and 0.72% for Classes A, C, R3, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Expense Examples    (continued)
Nuveen Santa Barbara Global Dividend Growth Fund
	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$ 941.10	$ 937.60	$ 940.00	$ 942.30
Expenses Incurred During the Period	$ 5.63	$ 9.28	$ 6.85	$ 4.41
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.41	$1,015.63	$1,018.15	$1,020.67
Expenses Incurred During the Period	$ 5.85	$ 9.65	$ 7.12	$ 4.58
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.15%, 1.90%, 1.40% and 0.90% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen Santa Barbara International Dividend Growth Fund
	Share Class
	Class A	Class C	Class R3	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$ 938.80	$ 935.20	$ 937.30	$ 940.00
Expenses Incurred During the Period	$ 5.62	$ 9.27	$ 6.84	$ 4.40
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.41	$1,015.63	$1,018.15	$1,020.67
Expenses Incurred During the Period	$ 5.85	$ 9.65	$ 7.12	$ 4.58
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.15%, 1.90%, 1.40% and 0.90% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen Santa Barbara Dividend Growth Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.4%
	COMMON STOCKS – 98.4%
	Aerospace & Defense – 2.1%
233,795	Lockheed Martin Corp	$ 67,728,074
	Banks – 1.9%
500,310	PNC Financial Services Group Inc.	61,373,028
	Beverages – 2.4%
674,307	PepsiCo Inc.	75,974,170
	Capital Markets – 4.0%
144,169	BlackRock Inc.	59,841,669
373,087	CME Group Inc.	68,006,298
	Total Capital Markets	127,847,967
	Chemicals – 2.1%
406,638	Linde PLC	66,286,060
	Communications Equipment – 2.5%
1,702,761	Cisco Systems Inc.	80,523,568
	Containers & Packaging – 2.5%
862,238	Packaging Corp of America	81,326,288
	Diversified Financial Services – 3.2%
1,000,421	JPMorgan Chase & Co	103,543,574
	Diversified Telecommunication Services – 2.1%
2,279,288	AT&T Inc.	68,515,397
	Electric Utilities – 3.2%
572,781	NextEra Energy Inc.	102,516,343
	Energy Equipment & Services – 4.2%
555,248	Chevron Corp	63,659,183
1,597,899	Schlumberger Ltd	70,643,115
	Total Energy Equipment & Services	134,302,298
	Entertainment – 2.0%
570,406	Walt Disney Co	63,611,677
	Equity Real Estate Investment Trust – 4.4%
1,382,272	CyrusOne Inc.	74,919,142

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
959,823	Realty Income Corp	$ 65,930,242
	Total Equity Real Estate Investment Trust	140,849,384
	Food Products – 2.1%
1,480,661	Mondelez International Inc.	68,495,378
	Health Care Equipment & Supplies – 4.1%
265,855	Becton Dickinson and Co	66,320,188
741,305	Medtronic PLC	65,523,949
	Total Health Care Equipment & Supplies	131,844,137
	Health Care Providers & Services – 5.8%
993,602	CVS Health Corp	65,130,611
450,042	UnitedHealth Group Inc.	121,601,348
	Total Health Care Providers & Services	186,731,959
	Hotels, Restaurants & Leisure – 1.8%
1,014,530	Carnival Corp	58,416,637
	Household Durables – 1.3%
299,065	Whirlpool Corp	39,778,636
	Household Products – 1.8%
886,479	Colgate-Palmolive Co	57,337,462
	Industrial Conglomerates – 2.4%
532,843	Honeywell International Inc.	76,532,240
	Insurance – 4.4%
428,669	Chubb Ltd	57,034,410
952,689	Marsh & McLennan Cos Inc.	84,017,643
	Total Insurance	141,052,053
	IT Services – 5.6%
552,316	Accenture PLC, Class A	84,808,122
897,155	Fidelity National Information Services Inc.	93,779,612
	Total IT Services	178,587,734
	Machinery – 2.2%
702,340	Ingersoll-Rand PLC	70,262,094
	Media – 2.7%
2,376,964	Comcast Corporation, Class A	86,925,573
	Multi-Utilities – 2.3%
1,024,774	WEC Energy Group Inc.	74,839,245
	Oil, Gas & Consumable Fuels – 2.7%
913,688	Phillips 66	87,174,972

Shares	Description (1)	Value
	Pharmaceuticals – 3.8%
446,074	Allergan PLC	$64,225,735
439,251	Johnson & Johnson	58,455,523
	Total Pharmaceuticals	122,681,258
	Road & Rail – 2.7%
538,753	Union Pacific Corp	85,699,440
	Semiconductors & Semiconductor Equipment – 3.2%
1,020,346	Texas Instruments Inc.	102,728,435
	Software – 4.1%
1,249,149	Microsoft Corp	130,448,630
	Specialty Retail – 3.0%
1,005,697	Lowe's Cos Inc.	96,707,824
	Technology Hardware, Storage & Peripherals – 3.7%
718,899	Apple Inc.	119,653,550
	Tobacco – 2.1%
856,007	Philip Morris International Inc.	65,672,857
	Total Long-Term Investments (cost $2,251,066,109)	3,155,967,942

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.5%
	REPURCHASE AGREEMENTS – 1.5%
$ 46,508	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/19, repurchase price $46,509,259, collateralized by $46,395,000 U.S. Treasury Notes, 2.875%, due 5/31/25, value $47,441,486	1.200%	2/01/19	$ 46,507,709
	Total Short-Term Investments (cost $46,507,709)			46,507,709
	Total Investments (cost $2,297,573,818) – 99.9%			3,202,475,651
	Other Assets Less Liabilities – 0.1%			4,793,789
	Net Assets – 100%			$ 3,207,269,440
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
See accompanying notes to financial statements.

Nuveen Santa Barbara Global Dividend Growth Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.8%
	COMMON STOCKS – 97.8%
	Aerospace & Defense – 4.0%
1,341	Lockheed Martin Corp	$388,474
3,261	Safran SA, (2)	428,460
	Total Aerospace & Defense	816,934
	Automobiles – 1.3%
4,395	Daimler AG, (2)	260,355
	Banks – 7.5%
119,200	BOC Hong Kong Holdings Ltd, (2)	460,579
444,991	Lloyds Banking Group PLC, (2)	339,245
2,389	PNC Financial Services Group Inc.	293,059
7,600	The Toronto-Dominion Bank	428,022
	Total Banks	1,520,905
	Beverages – 3.2%
2,812	Heineken NV, (2)	252,571
3,416	PepsiCo Inc.	384,881
	Total Beverages	637,452
	Capital Markets – 3.3%
670	BlackRock Inc.	278,104
4,617	Macquarie Group Ltd, (2)	392,665
	Total Capital Markets	670,769
	Containers & Packaging – 4.8%
51,393	Amcor Ltd/Australia, (2)	510,266
4,774	Packaging Corp of America	450,284
	Total Containers & Packaging	960,550
	Diversified Financial Services – 3.4%
5,101	JPMorgan Chase & Co	527,953
10,900	ORIX Corp, (2)	164,414
	Total Diversified Financial Services	692,367
	Diversified Telecommunication Services – 2.6%
8,068	AT&T Inc.	242,524
188,487	HKT Trust & HKT Ltd, (2)	277,974
	Total Diversified Telecommunication Services	520,498
	Electric Utilities – 4.0%
2,549	NextEra Energy Inc.	456,220

Shares	Description (1)	Value
	Electric Utilities (continued)
23,324	SSE PLC, (2)	$ 358,560
	Total Electric Utilities	814,780
	Electronic Equipment, Instruments & Components – 1.2%
11,800	Alps Alpine Co Ltd, (2)	248,752
	Energy Equipment & Services – 3.3%
2,950	Chevron Corp	338,218
7,624	Schlumberger Ltd	337,057
	Total Energy Equipment & Services	675,275
	Equity Real Estate Investment Trust – 1.3%
4,940	CyrusOne Inc.	267,748
	Food Products – 1.9%
5,369	Danone SA, (2)	390,712
	Health Care Equipment & Supplies – 2.4%
1,948	Becton Dickinson and Co	485,948
	Health Care Providers & Services – 2.4%
1,763	UnitedHealth Group Inc.	476,363
	Hotels, Restaurants & Leisure – 3.4%
7,220	Carnival PLC, (2)	408,500
13,064	Compass Group PLC, (2)	279,551
	Total Hotels, Restaurants & Leisure	688,051
	Household Durables – 0.9%
1,359	Whirlpool Corp	180,761
	Household Products – 1.3%
3,519	Reckitt Benckiser Group PLC, (2)	270,768
	Industrial Conglomerates – 2.3%
3,248	Honeywell International Inc.	466,510
	IT Services – 3.4%
1,985	Accenture PLC, Class A	304,797
3,751	Fidelity National Information Services Inc.	392,092
	Total IT Services	696,889
	Media – 3.3%
14,239	Comcast Corporation, Class A	520,720
12,624	WPP PLC, (2)	144,463
	Total Media	665,183
	Oil, Gas & Consumable Fuels – 5.8%
10,800	Enbridge Inc.	394,618

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
4,059	Phillips 66	$387,269
7,168	TOTAL SA, (2)	392,958
	Total Oil, Gas & Consumable Fuels	1,174,845
	Personal Products – 3.8%
1,313	L'Oreal SA, (2)	316,466
8,605	Unilever PLC, (2)	452,055
	Total Personal Products	768,521
	Pharmaceuticals – 5.4%
2,635	Allergan PLC	379,387
2,293	Johnson & Johnson	305,152
4,595	Sanofi, (2)	399,388
	Total Pharmaceuticals	1,083,927
	Professional Services – 1.1%
8,441	Experian PLC, (2)	211,933
	Road & Rail – 2.3%
2,967	Union Pacific Corp	471,961
	Semiconductors & Semiconductor Equipment – 2.0%
4,058	Texas Instruments Inc.	408,559
	Software – 6.0%
6,953	Microsoft Corp	726,102
4,806	SAP SE, (2)	496,965
	Total Software	1,223,067
	Specialty Retail – 1.7%
3,521	Lowe's Cos Inc.	338,579
	Technology Hardware, Storage & Peripherals – 2.5%
2,979	Apple Inc.	495,825
	Tobacco – 1.5%
4,032	Philip Morris International Inc.	309,335
	Trading Companies & Distributors – 1.7%
18,325	ITOCHU Corp, (2)	336,157
	Wireless Telecommunication Services – 2.8%
13,400	KDDI Corp, (2)	334,794
123,427	Vodafone Group PLC, (2)	225,104
	Total Wireless Telecommunication Services	559,898
	Total Long-Term Investments (cost $17,035,249)	19,790,177

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.0%
	REPURCHASE AGREEMENTS – 2.0%
$ 407	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/19, repurchase price $406,858, collateralized by $405,000 U.S. Treasury Notes, 2.875%, due 4/30/25, value $415,139	1.200%	2/01/19	$ 406,844
	Total Short-Term Investments (cost $406,844)			406,844
	Total Investments (cost $17,442,093) – 99.8%			20,197,021
	Other Assets Less Liabilities – 0.2%			38,820
	Net Assets – 100%			$ 20,235,841
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for more information.
See accompanying notes to financial statements.

Nuveen Santa Barbara International Dividend Growth Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.4%
	COMMON STOCKS – 96.4%
	Aerospace & Defense – 4.7%
1,693	Safran SA, (2)	$ 222,442
	Automobiles – 3.1%
2,488	Daimler AG, (2)	147,386
	Banks – 12.5%
39,500	BOC Hong Kong Holdings Ltd, (2)	152,625
171,596	Lloyds Banking Group PLC, (2)	130,818
6,246	Swedbank AB, (2)	141,887
3,078	The Toronto-Dominion Bank	173,349
	Total Banks	598,679
	Beverages – 2.1%
1,136	Heineken NV, (2)	102,034
	Biotechnology – 2.4%
6,060	Grifols SA, (2)	113,422
	Capital Markets – 3.0%
1,680	Macquarie Group Ltd, (2)	142,880
	Chemicals – 7.0%
1,565	Koninklijke DSM NV, (2)	146,353
1,172	Linde PLC	190,086
	Total Chemicals	336,439
	Containers & Packaging – 3.2%
15,619	Amcor Ltd/Australia, (2)	155,077
	Diversified Financial Services – 2.7%
8,500	ORIX Corp, (2)	128,212
	Diversified Telecommunication Services – 3.7%
120,000	HKT Trust & HKT Ltd, (2)	176,972
	Electric Utilities – 6.2%
7,821	Red Electrica Corp SA, (2), (3)	180,238
7,477	SSE PLC, (2)	114,944
	Total Electric Utilities	295,182
	Electronic Equipment, Instruments & Components – 1.7%
3,800	Alps Alpine Co Ltd, (2)	80,107

Shares	Description (1)	Value
	Food Products – 2.6%
1,696	Danone SA, (2)	$ 123,421
	Hotels, Restaurants & Leisure – 5.9%
2,127	Carnival PLC, (2)	120,344
7,453	Compass Group PLC, (2)	159,483
	Total Hotels, Restaurants & Leisure	279,827
	Household Products – 1.7%
1,055	Reckitt Benckiser Group PLC, (2)	81,177
	Media – 1.4%
5,809	WPP PLC, (2)	66,475
	Oil, Gas & Consumable Fuels – 6.8%
4,520	Enbridge Inc.	165,155
2,926	TOTAL SA, (2)	160,406
	Total Oil, Gas & Consumable Fuels	325,561
	Personal Products – 4.4%
421	L'Oreal SA, (2)	101,472
2,101	Unilever PLC, (2)	110,374
	Total Personal Products	211,846
	Pharmaceuticals – 3.3%
1,842	Sanofi, (2)	160,103
	Professional Services – 2.7%
5,092	Experian PLC, (2)	127,848
	Real Estate Management & Development – 3.3%
63,700	CapitaLand Ltd, (2)	157,926
	Software – 3.1%
1,436	SAP SE, (2)	148,490
	Trading Companies & Distributors – 4.2%
10,900	ITOCHU Corp, (2)	199,952
	Wireless Telecommunication Services – 4.7%
5,200	KDDI Corp, (2)	129,920
51,550	Vodafone Group PLC, (2)	94,016
	Total Wireless Telecommunication Services	223,936
	Total Long-Term Investments (cost $3,967,835)	4,605,394
	Other Assets Less Liabilities – 3.6%	174,140
	Net Assets – 100%	$ 4,779,534

Nuveen Santa Barbara International Dividend Growth Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for more information.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
January 31, 2019
(Unaudited)
	Santa Barbara Dividend Growth	Santa Barbara Global Dividend Growth	Santa Barbara International Dividend Growth
Assets
Long-term investments, at value (cost $2,251,066,109, $17,035,249 and $3,967,835, respectively)	$3,155,967,942	$19,790,177	$4,605,394
Short-term investments, at value (cost approximates value)	46,507,709	406,844	—
Cash	—	—	91,376
Cash denominated in foreign currencies (cost $—, $3,291 and $1,333, respectively)	—	3,294	1,334
Receivable for:
Dividends	4,200,838	31,926	8,884
Interest	1,550	14	—
Investments sold	—	—	66,297
From Adviser	—	1,834	13,343
Reclaims	262,251	23,371	9,018
Shares sold	6,296,531	249	—
Other assets	299,526	20,573	34,549
Total assets	3,213,536,347	20,278,282	4,830,195
Liabilities
Payable for shares redeemed	3,127,236	4,808	—
Accrued expenses:
Custodian fees	101,563	12,269	18,184
Management fees	1,590,792	—	—
Professional fees	55,272	9,586	9,365
Shareholder reporting expenses	152,957	8,309	21,141
Shareholder servicing agent fees	507,347	3,331	875
Trustees fees	201,332	53	12
12b-1 distribution and service fees	505,054	3,878	894
Other	25,354	207	190
Total liabilities	6,266,907	42,441	50,661
Net assets	$3,207,269,440	$20,235,841	$4,779,534
See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited) (continued)
	Santa Barbara Dividend Growth	Santa Barbara Global Dividend Growth	Santa Barbara International Dividend Growth
Class A Shares
Net assets	$ 514,556,859	$ 7,558,770	$2,223,946
Shares outstanding	13,054,173	298,593	87,577
Net asset value ("NAV") per share	$ 39.42	$ 25.31	$ 25.39
Offering price per share (NAV per share plus maximum sales charge of 5.75% of offering price)	$ 41.82	$ 26.85	$ 26.94
Class C Shares
Net assets	$ 480,692,612	$ 2,760,402	$ 466,186
Shares outstanding	12,207,332	109,378	18,544
NAV and offering price per share	$ 39.38	$ 25.24	$ 25.14
Class R3 Shares
Net assets	$ 20,150,973	$ 104,895	$ 96,995
Shares outstanding	507,333	4,154	3,834
NAV and offering price per share	$ 39.72	$ 25.25	$ 25.30
Class R6 Shares
Net assets	$ 78,043,378	$ —	$ —
Shares outstanding	1,962,171	—	—
NAV and offering price per share	$ 39.77	$ —	$ —
Class I Shares
Net assets	$2,113,825,618	$ 9,811,774	$1,992,407
Shares outstanding	53,680,266	387,669	78,362
NAV and offering price per share	$ 39.38	$ 25.31	$ 25.43
Fund level net assets consist of:
Capital paid-in	$2,247,723,115	$17,546,784	$4,545,916
Total distributable earnings	959,546,325	2,689,057	233,618
Fund level net assets	$3,207,269,440	$20,235,841	$4,779,534
Authorized shares - per class	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended January 31, 2019
(Unaudited)
	Santa Barbara Dividend Growth	Santa Barbara Global Dividend Growth	Santa Barbara International Dividend Growth
Investment Income
Dividends	$ 41,074,342	$ 288,419	$ 61,011
Foreign tax withheld on dividend income	—	(2,258)	(3,392)
Total investment income	41,074,342	286,161	57,619
Expenses
Management fees	9,801,972	76,487	17,081
12b-1 service fees - Class A Shares	612,592	10,585	2,524
12b-1 distibution and service fees - Class C Shares	2,467,283	14,973	2,698
12b-1 distibution and service fees - Class R3 Shares	53,864	269	246
Shareholder servicing agent fees	1,172,102	6,699	1,843
Custodian fees	155,466	18,417	25,148
Trustees fees	47,554	318	71
Professional fees	78,844	15,073	14,686
Shareholder reporting expenses	155,588	8,036	7,026
Federal and state registration fees	87,327	42,586	24,814
Other	38,293	3,176	3,065
Total expenses before fee waiver/expense reimbursement	14,670,885	196,619	99,202
Fee waiver/expense reimbursement	—	(73,820)	(72,079)
Net expenses	14,670,885	122,799	27,123
Net investment income (loss)	26,403,457	163,362	30,496
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency	95,996,140	44,638	(76,527)
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(200,535,134)	(1,599,900)	(251,168)
Net realized and unrealized gain (loss)	(104,538,994)	(1,555,262)	(327,695)
Net increase (decrease) in net assets from operations	$ (78,135,537)	$(1,391,900)	$(297,199)
See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)
	Santa Barbara Dividend Growth		Santa Barbara Global Dividend Growth
	Six Months Ended 1/31/19	Year Ended(1) 7/31/18	Six Months Ended 1/31/19	Year Ended(1) 7/31/18
Operations
Net investment income (loss)	$ 26,403,457	$ 44,944,869	$ 163,362	$ 363,473
Net realized gain (loss) from investments and foreign currency	95,996,140	139,703,865	44,638	550,982
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(200,535,134)	229,450,418	(1,599,900)	1,137,702
Net increase (decrease) in net assets from operations	(78,135,537)	414,099,152	(1,391,900)	2,052,157
Distributions to Common Shareholders(2)
Dividends (3)
Class A Shares	(25,248,148)	(20,248,969)	(261,310)	(856,820)
Class C Shares	(23,899,438)	(18,414,820)	(81,573)	(369,745)
Class R3 Shares	(1,156,894)	(943,764)	(3,301)	(13,486)
Class R6 Shares	(3,783,251)	(2,687,956)	—	—
Class I Shares	(119,216,246)	(92,240,199)	(333,719)	(1,291,287)
Class T Shares(4)	(1,203)	(1,176)	—	—
Decrease in net assets from distributions to shareholders	(173,305,180)	(134,536,884)	(679,903)	(2,531,338)
Fund Share Transactions
Fund reorganization(5)	118,099,400	—	—	—
Proceeds from sale of shares	473,809,972	757,973,776	2,356,539	10,932,569
Proceeds from shares issued to shareholders due to reinvestment of distributions	103,427,234	79,593,134	635,558	2,338,493
	695,336,606	837,566,910	2,992,097	13,271,062
Cost of shares redeemed	(411,487,768)	(802,286,407)	(3,079,448)	(8,354,582)
Net increase (decrease) in net assets from Fund share transactions	283,848,838	35,280,503	(87,351)	4,916,480
Net increase (decrease) in net assets	32,408,121	314,842,771	(2,159,154)	4,437,299
Net assets at the beginning of period	3,174,861,319	2,860,018,548	22,394,995	17,957,696
Net assets at the end of period	$3,207,269,440	$3,174,861,319	$20,235,841	$22,394,995

(1)	Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 10- New Accounting Pronouncements for further details.
(2)	The composition and per share amounts of the Fund's distributions are presented in the Financial Highlights. The distribution information for the Fund as of its most recent tax year end is presented within the Notes to Financial Statements, Note 6 - Income Tax Information.
(3)	For the fiscal year ended July 31, 2018, Santa Barbara Dividend Growth's and Santa Barbara Global Dividend Growth's distributions to shareholders were paid from net investment income and accumulated net realized gains, while Santa Barbara International Dividend Growth's distributions where paid from net investment income.
(4)	Class T Shares were not available for public offering.
(5)	Refer to Note 1 – General Information and Significant Accounting Policies, Fund Reorganization and Note 9 – Fund Reorganization for further details.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)
	Santa Barbara International Dividend Growth
	Six Months Ended 1/31/19	Year Ended(1) 7/31/18
Operations
Net investment income (loss)	$ 30,496	$ 126,566
Net realized gain (loss) from investments and foreign currency	(76,527)	(20,835)
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(251,168)	88,893
Net increase (decrease) in net assets from operations	(297,199)	194,624
Distributions to Common Shareholders(2)
Dividends (3)
Class A Shares	(18,049)	(50,524)
Class C Shares	(2,677)	(13,476)
Class R3 Shares	(747)	(2,206)
Class R6 Shares	—	—
Class I Shares	(21,554)	(62,379)
Class T Shares(4)	—	—
Decrease in net assets from distributions to shareholders	(43,027)	(128,585)
Fund Share Transactions
Fund reorganization(5)	—	—
Proceeds from sale of shares	641,288	2,256,193
Proceeds from shares issued to shareholders due to reinvestment of distributions	30,411	93,636
	671,699	2,349,829
Cost of shares redeemed	(670,954)	(2,746,950)
Net increase (decrease) in net assets from Fund share transactions	745	(397,121)
Net increase (decrease) in net assets	(339,481)	(331,082)
Net assets at the beginning of period	5,119,015	5,450,097
Net assets at the end of period	$4,779,534	$ 5,119,015

(1)	Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 10- New Accounting Pronouncements for further details.
(2)	The composition and per share amounts of the Fund's distributions are presented in the Financial Highlights. The distribution information for the Fund as of its most recent tax year end is presented within the Notes to Financial Statements, Note 6 - Income Tax Information.
(3)	For the fiscal year ended July 31, 2018, Santa Barbara Dividend Growth's and Santa Barbara Global Dividend Growth's distributions to shareholders were paid from net investment income and accumulated net realized gains, while Santa Barbara International Dividend Growth's distributions where paid from net investment income.
(4)	Class T Shares were not available for public offering.
(5)	Refer to Note 1 – General Information and Significant Accounting Policies, Fund Reorganization and Note 9 – Fund Reorganization for further details.
See accompanying notes to financial statements.

Financial Highlights
(Unaudited)
Santa Barbara Dividend Growth
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (03/06)
2019(e)	$42.61	$0.32	$(1.27)	$(0.95)	$(0.30)	$(1.94)	$(2.24)	$39.42
2018	38.84	0.58	4.98	5.56	(0.56)	(1.23)	(1.79)	42.61
2017	35.52	0.58	3.30	3.88	(0.56)	—	(0.56)	38.84
2016	36.39	0.53	0.55	1.08	(0.53)	(1.42)	(1.95)	35.52
2015	34.21	0.49	3.25	3.74	(0.50)	(1.06)	(1.56)	36.39
2014	30.54	0.54	3.85	4.39	(0.53)	(0.19)	(0.72)	34.21
Class C (03/06)
2019(e)	42.53	0.17	(1.27)	(1.10)	(0.11)	(1.94)	(2.05)	39.38
2018	38.77	0.27	4.98	5.25	(0.26)	(1.23)	(1.49)	42.53
2017	35.46	0.30	3.30	3.60	(0.29)	—	(0.29)	38.77
2016	36.33	0.27	0.55	0.82	(0.27)	(1.42)	(1.69)	35.46
2015	34.16	0.22	3.24	3.46	(0.23)	(1.06)	(1.29)	36.33
2014	30.49	0.29	3.85	4.14	(0.28)	(0.19)	(0.47)	34.16
Class R3 (03/09)
2019(e)	42.89	0.27	(1.29)	(1.02)	(0.21)	(1.94)	(2.15)	39.72
2018	39.09	0.48	5.02	5.50	(0.47)	(1.23)	(1.70)	42.89
2017	35.79	0.49	3.33	3.82	(0.52)	—	(0.52)	39.09
2016	36.65	0.44	0.57	1.01	(0.45)	(1.42)	(1.87)	35.79
2015	34.45	0.41	3.26	3.67	(0.41)	(1.06)	(1.47)	36.65
2014	30.75	0.45	3.89	4.34	(0.45)	(0.19)	(0.64)	34.45
Class R6 (03/13)
2019(e)	43.03	0.39	(1.29)	(0.90)	(0.42)	(1.94)	(2.36)	39.77
2018	39.19	0.70	5.04	5.74	(0.67)	(1.23)	(1.90)	43.03
2017	35.81	0.70	3.34	4.04	(0.66)	—	(0.66)	39.19
2016	36.64	0.64	0.57	1.21	(0.62)	(1.42)	(2.04)	35.81
2015	34.42	0.61	3.26	3.87	(0.59)	(1.06)	(1.65)	36.64
2014	30.69	0.64	3.89	4.53	(0.61)	(0.19)	(0.80)	34.42
Class I (03/06)
2019(e)	42.64	0.37	(1.27)	(0.90)	(0.42)	(1.94)	(2.36)	39.38
2018	38.87	0.68	4.99	5.67	(0.67)	(1.23)	(1.90)	42.64
2017	35.54	0.66	3.32	3.98	(0.65)	—	(0.65)	38.87
2016	36.41	0.61	0.55	1.16	(0.61)	(1.42)	(2.03)	35.54
2015	34.23	0.58	3.25	3.83	(0.59)	(1.06)	(1.65)	36.41
2014	30.55	0.62	3.86	4.48	(0.61)	(0.19)	(0.80)	34.23

	Ratios/Supplemental Data
		Ratios to Average Net Assets(c)
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

(2.36)%	$ 514,557	0.97%*	1.58%*	25%
14.56	464,170	0.96	1.42	28
11.04	449,109	0.97	1.61	22
3.47	667,299	0.99	1.57	28
11.21	700,058	1.00	1.37	28
14.50	691,389	1.01	1.64	29

(2.73)	480,693	1.72*	0.83*	25
13.70	491,639	1.71	0.67	28
10.21	507,089	1.72	0.83	22
2.69	556,889	1.74	0.81	28
10.37	533,430	1.75	0.62	28
13.65	449,211	1.76	0.89	29

(2.50)	20,151	1.22*	1.33*	25
14.27	23,080	1.21	1.17	28
10.77	22,881	1.22	1.33	22
3.22	21,662	1.24	1.30	28
10.92	17,046	1.25	1.14	28
14.23	21,565	1.26	1.38	29

(2.21)	78,043	0.65*	1.90*	25
14.91	64,717	0.64	1.69	28
11.41	26,984	0.65	1.91	22
3.80	35,219	0.66	1.89	28
11.57	32,186	0.67	1.70	28
14.92	36,352	0.68	1.94	29

(2.24)	2,113,826	0.72*	1.83*	25
14.84	2,131,227	0.71	1.66	28
11.34	1,853,930	0.72	1.81	22
3.73	1,483,520	0.74	1.82	28
11.48	1,483,962	0.75	1.62	28
14.81	1,236,645	0.76	1.89	29
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other Transactions with Affiliates, Management Fees for more information.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended January 31, 2019.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Santa Barbara Global Dividend Growth
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (06/12)
2019(e)	$27.81	$0.20	$(1.87)	$(1.67)	$(0.25)	$(0.58)	$(0.83)	$25.31
2018	28.67	0.48	2.34	2.82	(0.43)	(3.25)	(3.68)	27.81
2017	26.65	0.51	2.53	3.04	(0.99)	(0.03)	(1.02)	28.67
2016	26.90	0.43	(0.31)	0.12	(0.37)	—	(0.37)	26.65
2015	25.63	0.48	1.60	2.08	(0.51)	(0.30)	(0.81)	26.90
2014	24.20	0.99	1.46	2.45	(0.85)	(0.17)	(1.02)	25.63
Class C (06/12)
2019(e)	27.73	0.10	(1.86)	(1.76)	(0.15)	(0.58)	(0.73)	25.24
2018	28.59	0.26	2.35	2.61	(0.22)	(3.25)	(3.47)	27.73
2017	26.57	0.32	2.51	2.83	(0.78)	(0.03)	(0.81)	28.59
2016	26.87	0.25	(0.33)	(0.08)	(0.22)	—	(0.22)	26.57
2015	25.61	0.28	1.60	1.88	(0.32)	(0.30)	(0.62)	26.87
2014	24.18	0.78	1.48	2.26	(0.66)	(0.17)	(0.83)	25.61
Class R3 (06/12)
2019(e)	27.74	0.16	(1.85)	(1.69)	(0.22)	(0.58)	(0.80)	25.25
2018	28.61	0.40	2.34	2.74	(0.36)	(3.25)	(3.61)	27.74
2017	26.62	0.45	2.52	2.97	(0.95)	(0.03)	(0.98)	28.61
2016	26.89	0.37	(0.32)	0.05	(0.32)	—	(0.32)	26.62
2015	25.62	0.39	1.62	2.01	(0.44)	(0.30)	(0.74)	26.89
2014	24.19	0.89	1.49	2.38	(0.78)	(0.17)	(0.95)	25.62
Class I (06/12)
2019(e)	27.81	0.23	(1.86)	(1.63)	(0.29)	(0.58)	(0.87)	25.31
2018	28.67	0.53	2.36	2.89	(0.50)	(3.25)	(3.75)	27.81
2017	26.65	0.60	2.50	3.10	(1.05)	(0.03)	(1.08)	28.67
2016	26.91	0.55	(0.38)	0.17	(0.43)	—	(0.43)	26.65
2015	25.64	0.50	1.64	2.14	(0.57)	(0.30)	(0.87)	26.91
2014	24.20	1.02	1.50	2.52	(0.91)	(0.17)	(1.08)	25.64

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement		Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

(5.89)%	$ 7,559	1.83%*	0.84%*	1.15%*	1.52%*	14%
10.35	8,961	1.88	0.99	1.15	1.73	48
11.55	6,188	1.25	1.78	1.15	1.88	33
0.51	6,861	1.81	1.16	1.27	1.71	19
8.28	5,330	2.94	0.24	1.38	1.81	24
10.21	3,618	2.69	2.64	1.42	3.91	42

(6.24)	2,760	2.58*	0.09*	1.90*	0.77*	14
9.55	3,278	2.63	0.20	1.90	0.93	48
10.75	2,856	2.00	1.08	1.90	1.18	33
(0.25)	2,116	2.55	0.47	2.02	1.00	19
7.47	1,512	3.69	(0.51)	2.13	1.06	24
9.41	810	3.39	1.86	2.17	3.09	42

(6.00)	105	2.08*	0.56*	1.40*	1.24*	14
10.06	108	2.13	0.69	1.40	1.42	48
11.30	100	1.50	1.57	1.40	1.67	33
0.24	80	2.07	0.91	1.52	1.46	19
8.01	69	3.16	(0.06)	1.63	1.47	24
9.94	64	3.01	2.19	1.67	3.53	42

(5.77)	9,812	1.59*	1.05*	0.90*	1.74*	14
10.63	10,049	1.61	1.19	0.90	1.90	48
11.83	8,813	1.01	2.09	0.90	2.20	33
0.73	53,796	1.13	2.04	1.01	2.16	19
8.55	2,581	2.64	0.40	1.14	1.91	24
10.52	3,020	2.50	2.70	1.17	4.03	42

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, Management Fees for more information.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended January 31, 2019.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Santa Barbara International Dividend Growth
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Ending NAV
Class A (06/12)
2019(e)	$27.30	$0.16	$(1.84)	$(1.68)	$(0.23)	$ —	$ —	$(0.23)	$25.39
2018	26.90	0.59	0.45	1.04	(0.64)	—	—	(0.64)	27.30
2017	24.85	0.73	2.10	2.83	(0.78)	—	—	(0.78)	26.90
2016	26.35	0.51	(1.55)	(1.04)	(0.46)	—	—	(0.46)	24.85
2015	26.46	0.49	(0.03)	0.46	(0.49)	(0.06)	(0.02)	(0.57)	26.35
2014	25.59	1.07	1.11	2.18	(0.81)	(0.50)	—	(1.31)	26.46
Class C (06/12)
2019(e)	27.02	0.07	(1.82)	(1.75)	(0.13)	—	—	(0.13)	25.14
2018	26.67	0.42	0.40	0.82	(0.47)	—	—	(0.47)	27.02
2017	24.64	0.58	2.04	2.62	(0.59)	—	—	(0.59)	26.67
2016	26.18	0.30	(1.52)	(1.22)	(0.32)	—	—	(0.32)	24.64
2015	26.33	0.27	—*	0.27	(0.34)	(0.06)	(0.02)	(0.42)	26.18
2014	25.51	0.84	1.13	1.97	(0.65)	(0.50)	—	(1.15)	26.33
Class R3 (06/12)
2019(e)	27.20	0.13	(1.83)	(1.70)	(0.20)	—	—	(0.20)	25.30
2018	26.81	0.57	0.40	0.97	(0.58)	—	—	(0.58)	27.20
2017	24.80	0.70	2.06	2.76	(0.75)	—	—	(0.75)	26.81
2016	26.31	0.42	(1.51)	(1.09)	(0.42)	—	—	(0.42)	24.80
2015	26.44	0.38	0.01	0.39	(0.44)	(0.06)	(0.02)	(0.52)	26.31
2014	25.58	0.85	1.26	2.11	(0.75)	(0.50)	—	(1.25)	26.44
Class I (06/12)
2019(e)	27.33	0.19	(1.83)	(1.64)	(0.26)	—	—	(0.26)	25.43
2018	26.93	0.71	0.40	1.11	(0.71)	—	—	(0.71)	27.33
2017	24.88	0.89	2.01	2.90	(0.85)	—	—	(0.85)	26.93
2016	26.37	0.47	(1.45)	(0.98)	(0.51)	—	—	(0.51)	24.88
2015	26.47	0.52	—*	0.52	(0.54)	(0.06)	(0.02)	(0.62)	26.37
2014	25.59	1.04	1.21	2.25	(0.87)	(0.50)	—	(1.37)	26.47

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement		Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

(6.12)%	$2,224	4.14%**	(1.76)%**	1.15%**	1.23%**	14%
3.92	2,049	3.56	(0.27)	1.15	2.14	31
11.65	2,132	4.53	(0.45)	1.15	2.92	25
(3.87)	1,885	5.61	(2.26)	1.27	2.08	53
1.86	1,077	5.58	(2.29)	1.37	1.91	15
8.55	469	6.08	(0.66)	1.42	4.00	23

(6.48)	466	4.89**	(2.47)**	1.90**	0.52**	14
3.13	636	4.33	(0.88)	1.90	1.55	31
10.81	785	5.19	(0.98)	1.90	2.31	25
(4.60)	580	6.33	(3.06)	2.02	1.25	53
1.12	419	6.30	(3.12)	2.13	1.05	15
7.77	309	6.61	(1.27)	2.17	3.17	23

(6.27)	97	4.39**	(2.01)**	1.40**	0.99**	14
3.66	104	3.83	(0.36)	1.40	2.07	31
11.36	102	4.76	(0.57)	1.40	2.79	25
(4.10)	93	5.96	(2.72)	1.52	1.72	53
1.59	66	5.85	(2.75)	1.63	1.47	15
8.29	66	6.51	(1.66)	1.67	3.18	23

(6.00)	1,992	3.89**	(1.49)**	0.90**	1.50**	14
4.18	2,330	3.32	0.15	0.90	2.58	31
11.92	2,431	4.14	0.28	0.90	3.52	25
(3.64)	1,310	5.43	(2.47)	1.03	1.93	53
2.09	2,165	5.35	(2.22)	1.13	2.00	15
8.86	1,979	5.94	(0.90)	1.17	3.88	23

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, Management Fees for more information.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended January 31, 2019.
*	Rounds to less than $0.01 per share.
**	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information and Significant Accounting Policies
General Information
Trust and Fund Information
The Nuveen Investment Trust II (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Santa Barbara Dividend Growth Fund (“Santa Barbara Dividend Growth”), Nuveen Santa Barbara Global Dividend Growth Fund (“Santa Barbara Global Dividend Growth”) and Nuveen Santa Barbara International Dividend Growth Fund (“Santa Barbara International Dividend Growth”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.
The end of the reporting period for the Funds is January 31, 2019, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2019 (“the current fiscal period”).
Investment Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Santa Barbara Asset Management, LLC ("Santa Barbara"), an affiliate of Nuveen, under which Santa Barbara manages the investment portfolios of the Funds.
Investment Objectives
Each Fund's investment objective is to seek an attractive total return comprised of income from dividends and long-term capital appreciation.
The Funds' most recent prospectus provides further descriptions of each Fund's investment objective, principal strategies and principal risks.
Fund Reorganization
The reorganization of Nuveen Symphony Low Volatility Equity Fund (the “Target Fund”) into Santa Barbara Dividend Growth (the “Acquiring Fund”) (the "Reorganization") became effective at the close of business on August 24, 2018.
Upon the closing of the Reorganization, the Target Fund transferred all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund Shares of equal value. Shares of the Acquiring Fund were then distributed to shareholders of the Target Fund and the Target Fund was terminated. As a result of the Reorganization, shareholders of the Target Fund became shareholders of the Acquiring Fund. The shareholders of the Target Fund received Acquiring Fund shares with a total value equal to the total value of their Target Fund shares immediately prior to the closing of the Reorganization.
For accounting and performance reporting purposes, the Acquiring Fund is the survivor. Details of the Reorganization are further described in Note 9  –  Fund Reorganizations.
Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification (ASC) Topic 946 "Financial Services-Investment Companies." The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the Funds did not have any outstanding when-issued/delayed delivery purchase commitments.

Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydown gains and losses, if any.
Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.
Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge and incur a 0.25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares ten years after purchase. Class R3 Shares are sold without an up-front sales charge but incur a 0.25% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivative Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

Notes to Financial Statements (Unaudited) (continued)
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3  –  Portfolio Securities and Investments in Derivatives.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the current fiscal period. Actual results may differ from those estimates.
2.  Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the Nasdaq National Market (“Nasdaq”) are valued at the Nasdaq Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the quoted bid price and are generally classified as Level 2. Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price or the most recent bid price of the underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to-ADR conversion ratio and foreign exchange rate, and from time-to-time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the New York Stock Exchange (“NYSE”), which may represent a transfer from a Level 1 to a Level 2 security.
Exchange-traded funds are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares. If significant market events occur between the time of determination of the closing price of a foreign security on an exchange and the time that the Fund’s NAV is determined, or if under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Board. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
Santa Barbara Dividend Growth	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$3,155,967,942	$ —	$ —	$3,155,967,942
Short-Term Investments:
Repurchase Agreements	—	46,507,709	—	46,507,709
Total	$3,155,967,942	$46,507,709	$ —	$3,202,475,651

Santa Barbara Global Dividend Growth	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$11,436,522	$8,353,655**	$ —	$19,790,177
Short-Term Investments:
Repurchase Agreements	—	406,844	—	406,844
Total	$11,436,522	$8,760,499	$ —	$20,197,021

Santa Barbara International Dividend Growth	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$528,590	$4,076,804**	$ —	$4,605,394

*	Refer to the Fund's Portfolio of Investments for industry classifications.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
3.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Foreign Currency Transactions
To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds' investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:
Santa Barbara Global Dividend Growth	Value	% of Net Assets
Country:
United Kingdom	$2,281,679	11.3%
France	1,927,984	9.5
Japan	1,084,117	5.3
Australia	902,931	4.5
Canada	822,640	4.1
Germany	757,320	3.7
China	460,579	2.3
Hong Kong	277,974	1.4
Netherlands	252,571	1.2
Total non-U.S. securities	$8,767,795	43.3%

Notes to Financial Statements (Unaudited) (continued)
Santa Barbara International Dividend Growth	Value	% of Net Assets
Country:
United Kingdom	$1,075,221	22.5%
France	767,844	16.1
Japan	538,191	11.3
Canada	338,504	7.1
Australia	297,957	6.2
Germany	295,876	6.2
Spain	293,660	6.1
Netherlands	248,387	5.2
Hong Kong	176,972	3.7
Singapore	157,926	3.3
Other	294,512	6.2
Total non-U.S. securities	$4,485,050	93.9%
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern Time. Investment transactions, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received.
The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) foreign currency, (ii) investments (iii) investments in derivatives and (iv) other assets and liabilities are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Fund	Counterparty	Short-Term Investments, at Value	Collateral Pledged (From) Counterparty*	Net Exposure
Santa Barbara Dividend Growth	Fixed Income Clearing Corporation	$46,507,709	$(46,507,709)	$ —
Santa Barbara Global Dividend Growth	Fixed Income Clearing Corporation	406,844	(406,844)	—
* As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the repurchase agreements. Refer to the Fund’s Portfolio of Investments for details on the repurchase agreements.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
4.  Fund Shares
On December 12, 2018, Class T Shares were liquidated.
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 1/31/19		Year Ended 7/31/18
Santa Barbara Dividend Growth	Shares	Amount	Shares	Amount
Shares issued in the Reorganization(1):
Class A	618,889	$ 25,903,284	—	$ —
Class C	396,600	16,572,864	—	—
Class R3	—	—	—	—
Class R6	385,191	16,265,390	—	—
Class I	1,419,272	59,357,862	—	—
Class T(2)	—	—	—	—
Shares sold:
Class A	2,767,602	111,663,088	2,379,283	97,483,729
Class A – automatic conversion of Class C Shares	369	15,346	21,093	871,770
Class C	1,090,304	43,445,688	1,343,008	54,961,180
Class R3	63,662	2,574,312	114,672	4,765,802
Class R6	152,076	6,155,170	938,701	37,876,488
Class I	7,771,413	309,956,368	13,707,815	562,014,807
Class T(2)	—	—	—	—
Shares issued to shareholders due to reinvestment of distributions:
Class A	432,440	17,622,717	336,577	13,787,654
Class C	361,692	14,801,343	283,985	11,630,477
Class R3	21,180	874,359	16,556	682,881
Class R6	90,224	3,708,694	63,558	2,628,118
Class I	1,627,511	66,420,121	1,241,230	50,864,004
Class T(2)	—	—	—	—
	17,198,425	695,336,606	20,446,478	837,566,910
Shares redeemed:
Class A	(1,658,620)	(66,960,308)	(3,405,684)	(139,955,968)
Class C	(1,200,203)	(47,939,468)	(3,124,405)	(127,398,142)
Class C – automatic conversion to Class A Shares	(370)	(15,346)	(21,118)	(871,770)
Class R3	(115,649)	(4,710,251)	(178,445)	(7,343,312)
Class R6	(169,149)	(7,071,860)	(186,956)	(7,767,608)
Class I	(7,118,811)	(284,764,399)	(12,664,036)	(518,949,607)
Class T(2)	(656)	(26,136)	—	—
	(10,263,458)	(411,487,768)	(19,580,644)	(802,286,407)
Net increase (decrease)	6,934,967	$ 283,848,838	865,834	$ 35,280,503

(1)	Refer to Note 9 - Fund Reorganization for further details.
(2)	Class T Shares were not available for public offering.

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 1/31/19		Year Ended 7/31/18
Santa Barbara Global Dividend Growth	Shares	Amount	Shares	Amount
Shares sold:
Class A	15,169	$ 378,158	112,084	$ 3,120,972
Class A – automatic conversion of Class C Shares	200	5,574	—	—
Class C	6,693	179,105	35,271	983,613
Class R3	235	6,517	246	7,221
Class I	67,624	1,787,185	236,692	6,820,763
Shares issued to shareholders due to reinvestment of distributions:
Class A	10,453	259,218	31,245	847,617
Class C	3,215	78,967	13,241	357,447
Class R3	52	1,296	165	4,462
Class I	11,942	296,077	41,545	1,128,967
	115,583	2,992,097	470,489	13,271,062
Shares redeemed:
Class A	(49,441)	(1,223,090)	(36,938)	(1,054,343)
Class C	(18,551)	(490,035)	(30,191)	(831,231)
Class C – automatic conversion to Class A Shares	(201)	(5,574)	—	—
Class R3	(14)	(361)	(26)	(733)
Class I	(53,274)	(1,360,388)	(224,269)	(6,468,275)
	(121,481)	(3,079,448)	(291,424)	(8,354,582)
Net increase (decrease)	(5,898)	$ (87,351)	179,065	$ 4,916,480

	Six Months Ended 1/31/19		Year Ended 7/31/18
Santa Barbara International Dividend Growth	Shares	Amount	Shares	Amount
Shares sold:
Class A	24,286	$ 598,385	36,765	$ 1,017,942
Class C	—	—	8,842	240,035
Class R3	—	—	—	—
Class I	1,777	42,903	36,345	998,216
Shares issued to shareholders due to reinvestment of distributions:
Class A	688	17,478	1,816	48,921
Class C	87	2,238	446	11,870
Class R3	10	259	28	756
Class I	408	10,436	1,189	32,089
	27,256	671,699	85,431	2,349,829
Shares redeemed:
Class A	(12,462)	(315,397)	(42,782)	(1,174,369)
Class C	(5,062)	(128,438)	(15,214)	(411,818)
Class R3	—	—	—	—
Class I	(9,069)	(227,119)	(42,535)	(1,160,763)
	(26,593)	(670,954)	(100,531)	(2,746,950)
Net increase (decrease)	663	$ 745	(15,100)	$ (397,121)
5.  Investment Transactions
Long-term purchases and sales during the current fiscal period were as follows:
	Santa Barbara Dividend Growth	Santa Barbara Global Dividend Growth	Santa Barbara International Dividend Growth
Purchases	$780,161,590	$2,990,871	$665,904
Sales	771,667,735	2,961,315	702,826
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
	Santa Barbara Dividend Growth	Santa Barbara Global Dividend Growth	Santa Barbara International Dividend Growth
Tax cost of investments	$2,306,738,446	$17,558,941	$4,126,551
Gross unrealized:
Appreciation	$ 944,124,235	$ 3,646,315	$ 807,159
Depreciation	(48,387,030)	(1,008,235)	(328,316)
Net unrealized appreciation (depreciation) of investments	$ 895,737,205	$ 2,638,080	$ 478,843
Permanent differences, primarily due to tax equalization, federal taxes paid, foreign currency transactions and investments in passive foreign investment companies, resulted in reclassifications among the Funds’ components of net assets as of July 31, 2018, the Funds’ last tax year end, as follows:
	Santa Barbara Dividend Growth	Santa Barbara Global Dividend Growth	Santa Barbara International Dividend Growth
Capital paid-in	$ 14,060,396	$ —	$(809)
Undistributed (Over-distribution of) net investment income	—	30,572	736
Accumulated net realized gain (loss)	(14,060,396)	(30,572)	73
The tax components of undistributed net ordinary income and net long-term capital gains as of July 31, 2018, the Funds' last tax year end, were as follows:
	Santa Barbara Dividend Growth	Santa Barbara Global Dividend Growth	Santa Barbara International Dividend Growth
Undistributed net ordinary income[1]	$ 5,718,238	$130,489	$16,807
Undistributed net long-term capital gains	108,996,465	391,155	—

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
The tax character of distributions paid during the Funds’ last tax year ended July 31, 2018, was designated for purposes of the dividends paid deduction as follows:
	Santa Barbara Dividend Growth	Santa Barbara Global Dividend Growth	Santa Barbara International Dividend Growth
Distributions from net ordinary income[1]	$47,456,844	$ 896,359	$128,585
Distributions from net long-term capital gains	87,080,040	1,634,979	—

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

Notes to Financial Statements (Unaudited) (continued)
As of July 31, 2018, the Funds’ last tax year end, the following Fund had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
Santa Barbara International Dividend Growth
Not subject to expiration:
Short-term	$ 83,056
Long-term	90,161
Total	$173,217
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. Santa Barbara is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	Santa Barbara Dividend Growth	Santa Barbara Global Dividend Growth	Santa Barbara International Dividend Growth
For the first $125 million	0.5000%	0.5500%	0.5500%
For the next $125 million	0.4875	0.5375	0.5375
For the next $250 million	0.4750	0.5250	0.5250
For the next $500 million	0.4625	0.5125	0.5125
For the next $1 billion	0.4500	0.5000	0.5000
For the next $3 billion	0.4250	0.4750	0.4750
For the next $2.5 billion	0.4000	0.4500	0.4500
For the next $2.5 billion	0.3875	0.4375	0.4375
For net assets over $10 billion	0.3750	0.4250	0.4250
The annual complex-level fee, payable monthly, is calculated according to the following schedule:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of January 31, 2019, the complex-level fee rate for each Fund was 0.1595%.
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of each Fund so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitation may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap
Santa Barbara Dividend Growth	N/A	N/A	1.25%
Santa Barbara Global Dividend Growth	0.94%	July 31, 2020	N/A
Santa Barbara International Dividend Growth	0.94%	July 31, 2020	N/A
N/A - Not Applicable.
Other Transactions with Affiliates
During the current fiscal period, Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	Santa Barbara Dividend Growth	Santa Barbara Global Dividend Growth	Santa Barbara International Dividend Growth
Sales charges collected	$529,514	$3,453	$1,079
Paid to financial intermediaries	469,224	3,072	982
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	Santa Barbara Dividend Growth	Santa Barbara Global Dividend Growth	Santa Barbara International Dividend Growth
Commission advances	$329,398	$1,780	$45
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	Santa Barbara Dividend Growth	Santa Barbara Global Dividend Growth	Santa Barbara International Dividend Growth
12b-1 fees retained	$237,164	$3,232	$462
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	Santa Barbara Dividend Growth	Santa Barbara Global Dividend Growth	Santa Barbara International Dividend Growth
CDSC retained	$21,036	$ —	$52

Notes to Financial Statements (Unaudited) (continued)
As of the end of the reporting period, Nuveen owned shares of the following Funds as follows:
	Santa Barbara Global Dividend Growth	Santa Barbara International Dividend Growth
Class A Shares	2,500	2,500
Class C Shares	2,500	2,500
Class R3 Shares	2,500	2,500
Class I Shares	42,500	42,500
8.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, approximately $2.65 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in July 2019 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, none of the Funds utilized this facility.
9.  Fund Reorganization
The Reorganization as previously described in Note 1  –  General Information and Significant Accounting Policies, Fund Reorganization, was structured to qualify as a tax-free reorganization under the Internal Revenue Code for the federal income tax purposes, and the Target Fund’s shareholders will recognize no gain or loss for federal income tax purposes as a result. Prior to the closing of Reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. Such distribution may be taxable to the Target Fund’s shareholders for federal income tax purposes.
Investments of the Target Funds
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of Reorganization were as follows:
Nuveen Symphony Low Volatility Equity Fund
Cost of Investments	$115,546,047
Fair value of Investments	124,311,103
Net unrealized appreciation (depreciation) of Investments	8,765,056
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share Transactions
For accounting and performance reporting purposes, the Acquiring Fund is the survivor. The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganization are as follows:

Target Fund - Prior to the Reorganization	Shares Outstanding	Net Assets	NAV per Share
Nuveen Symphony Low Volatility Equity Fund
Class A	1,055,787	$25,903,284	$24.53
Class C	707,357	16,572,864	23.43
Class R6	660,217	16,265,390	24.64
Class I	2,416,086	59,357,862	24.57

Acquiring Fund - Prior to the Reorganization	Shares Outstanding	Net Assets	NAV per Share
Santa Barbara Dividend Growth
Class A	11,199,267	$ 468,739,513	$41.85
Class C	11,918,725	498,052,856	41.79
Class R3	561,766	23,687,161	42.17
Class R6	1,548,683	65,395,778	42.23
Class I	51,113,129	2,137,695,531	41.82
Class T	656	27,494	41.89

Acquiring Fund - After the Reorganization	Shares Outstanding	Net Assets	NAV per Share
Santa Barbara Dividend Growth
Class A	11,818,156	$ 494,642,797	$41.85
Class C	12,315,325	514,625,720	41.79
Class R3	561,766	23,687,161	42.17
Class R6	1,933,875	81,661,168	42.23
Class I	52,532,401	2,197,053,393	41.82
Class T	656	27,494	41.89
Pro Forma Results of Operations
The beginning of the current fiscal period for Nuveen Symphony Low Volatility Equity Fund was October 1, 2017. Assuming the Reorganization had been completed on August 1, 2018, the beginning of the Acquiring Fund’s current fiscal period, the pro forma results of operations for the current fiscal period are as follows:
Pro Forma Results	Nuveen Symphony Low Volatility Equity Fund
Net investment income (loss)	$ 27,287,902
Net realized and charge in unrealized gains (losses)	(83,822,819)
Change in net assets resuliting from operations	(56,534,917)
Because the combined investment portfolio for the Reorganization has been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Statement of Operations for the Acquiring Fund since the Reorganization was consummated.
Cost and Expenses
In connection with the Reorganization, the Acquiring Fund incurred certain associated costs and expenses. Such amounts were included as a component of "Other accrued expenses" on the Statement of Assets and Liabilities and “Other expenses” on the Statement of Operations, where applicable.
10.  New Accounting Pronouncements
Disclosure Update and Simplification
During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532, Disclosure Update and Simplification (“Final Rule Release No. 33-10532”). Final Rule Release No. 33-10532 amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total

Notes to Financial Statements (Unaudited) (continued)
distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets.
The requirements of Final Rule Release No. 33-10532 are effective November 5, 2018, and the Funds’ Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within each Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to Final Rule Release No. 33-10532.
The Funds' distributions from the prior fiscal period were paid from net investment income unless indicated in the following table.
	Santa Barbara Dividend Growth	Santa Barbara Global Dividend Growth
From net investment income:
Class A Shares	$ (6,398,924)	$ (122,530)
Class C Shares	(3,211,120)	(25,682)
Class R3 Shares	(263,345)	(1,364)
Class R6 Shares	(955,761)	—
Class I Shares	(32,925,720)	(195,782)
Class T Shares(1)	(370)	—
From accumulated net realized gains:
Class A Shares	(13,850,045)	(734,290)
Class C Shares	(15,203,700)	(344,063)
Class R3 Shares	(680,419)	(12,122)
Class R6 Shares	(1,732,195)	—
Class I Shares	(59,314,479)	(1,095,505)
Class T Shares(1)	(806)	—
Total distributions to shareholders:
Class A Shares	(20,248,969)	(856,820)
Class C Shares	(18,414,820)	(369,745)
Class R3 Shares	(943,764)	(13,486)
Class R6 Shares	(2,687,956)	—
Class I Shares	(92,240,199)	(1,291,287)
Class T Shares(1)	(1,176)	—

(1)	Class T Shares were not available for public offering.
In addition, as of July 31, 2018, the Funds' Statement of Changes in Net Assets reflected the following UNII balances.
	Santa Barbara Dividend Growth	Santa Barbara Global Dividend Growth	Santa Barbara International Dividend Growth
UNII at the end of period	$4,531,406	$39,407	$(5,258)
Fair Value Measurement: Disclosure Framework
During August 2018, the FASB issued ASU 2018-13 (“ASU 2018-13”), Fair Value Measurement: Disclosure Framework  –  Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required by Topic 820, Fair Value Measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. During the current reporting period, management early implemented this guidance. This implementation did not have a material impact on the Funds’ financial statements.

Additional Fund Information
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Santa Barbara Asset
Management, LLC
2049 Century Park East
17th Floor
Los Angeles, CA 90067
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Lipper Equity Income Funds Classification Average: Represents the average annualized total returns for all reporting funds in the Lipper Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Global Equity Income Funds Classification Average: Represents the average annualized total returns for all reporting funds in the Lipper Global Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper International Equity Income Funds Classification Average: Represents the average annualized total returns for all reporting funds in the Lipper International Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
MSCI EAFE Index: The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance, excluding the U.S. and Canada. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI World Index: The MSCI (Morgan Stanley Capital International) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
S&P 500®: An unmanaged index generally considered representative of the U.S. stock market. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

Notes

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    MSA-SBGDG-0119P781041-INV-B-03/20

Mutual Funds
31 January
2019
Nuveen Equity Funds
Fund Name	Class A	Class C	Class R3	Class R6	Class I
Nuveen Winslow International Small Cap Fund	NWAIX	NWSCX	—	NWIFX	NWPIX
Nuveen Winslow Large-Cap Growth Fund	NWCAX	NWCCX	NWCRX	NWCFX	NVLIX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
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Table
of Contents

3

Chairman’s Letter to Shareholders
Dear Shareholders,
The global economy seemed to reach a turning point in 2018. Deregulation and tax law changes, which lowered corporate and individual tax rates and encouraged companies to repatriate overseas profits, helped boost U.S. economic growth and amplify corporate earnings during 2018. However, economic growth in Europe, China and Japan slowed, with trade tensions, unpredictable politics and tightening financial conditions weighing on consumer and business spending. Corporate earnings provided more positive than negative surprises, although expectations were lower by the fourth quarter of 2018 and markets were more concerned about weaker profits in the future, leading to elevated market volatility.
Although downside risks appear to be rising, we believe the likelihood of a near-term recession remains low. Global growth is indeed slowing, but it’s still positive. The U.S. economy remains strong, even in the face of late-cycle pressures. Low unemployment and firming wages should continue to support consumer spending, and the November mid-term elections resulted in change, but no major surprises. In China, the government remains committed to using fiscal stimulus to offset softening exports. Europe also remains vulnerable to trade policy as well as Brexit uncertainty, but underlying strengths in European economies, including low unemployment that drives domestic demand, remain supportive of a mild expansion. In a slower growth environment, there are opportunities for investors who seek them more selectively.
We expect volatility and challenging conditions to persist in 2019 but also think there is potential for upside. You can prepare your investment portfolio by working with your financial advisor to review your goals, timeline and risk tolerance. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
March 25, 2019

4

Portfolio Managers’
Comments
Nuveen Winslow International Small Cap Fund
Nuveen Winslow Large-Cap Growth Fund
The Nuveen Winslow International Small Cap Fund features portfolio management by Winslow Capital Management, LLC (Winslow Capital), an affiliate of Nuveen, LLC. The Fund’s portfolio is managed by Steven M. Larson, CFA and Adam J. Kuhlmann.
The Nuveen Winslow Large-Cap Growth Fund is available for investment only for “traditional institutional investors” such as (a) Taft Hartley plans, endowments and foundations, public and corporate plans and qualified institutional buyers, and (b) other institutional investors with an initial purchase of at least $5 million, and to defined contribution plans in the form of Class A, R3 and R6 Shares. Class A, Class C and Class I Shares are also available to retail customers of certain broker-dealers.
The Nuveen Winslow Large-Cap Growth Fund features portfolio management by Winslow Capital. The Fund’s portfolio is managed by Justin H. Kelly, CFA, and Patrick M. Burton, CFA.
Here they discuss the performance of the Funds during the six-month reporting period ended January 31, 2019.
Nuveen Winslow International Small Cap Fund
How did the Fund perform during the six-month reporting period ended January 31, 2019?
The table in the Fund Performance and Expense Ratios section of this report also provides total returns for the Nuveen Winslow International Small Cap Fund six-month, one-year and since inception periods ended January 31, 2019. Comparative performance information is provided for the Fund’s Class A Shares at net asset value (NAV). During the six-month reporting period, the Fund’s Class A Shares at NAV outperformed the MSCI World ex USA Small Cap Index and the Lipper classification average.
What strategies were used to manage the Fund during the six-month reporting period ended January 31, 2019 and how did these strategies influence performance?
The Fund is designed to provide the potential for long-term capital appreciation. We seek to achieve this by investing a substantial portion of the Fund’s assets in equity securities of small-capitalization companies and invests at least 80% of its net assets in securities of non-U.S. companies. Small-capitalization companies are defined as companies that have market capitalizations within the market capitalization range of the companies in the MSCI World ex USA Small Cap Index on the last business day of the month in which its most recent rebalancing was completed. The index currently is rebalanced semi-annually in May and November of each year. The Fund may invest up to 15% of its net assets in equity securities of companies located in emerging market countries.
We apply an optimal blend of systematic and fundamental research within a disciplined investment process to add value primarily via stock selection. This approach seeks to uncover and capitalize on the many dynamic opportunities within the large universe of more than 4,000 small cap companies across 22 developed countries. Typical investments include companies with improving fundamental profiles, as well as sustainable, above-average earnings growth, high or rising returns on invested capital and reasonable relative valuations.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
5

Portfolio Managers’ Comments (continued)
The investment approach is best described in three steps: discover, discern and decide. During the discover step, research tools are used to evaluate and rank equity securities within regional peer groups and narrow the focus to companies with an attractive combination of fundamental change, valuation and price action characteristics. During the discern step, fundamental analysis is applied to the most attractively ranked-stocks, enabling the team to assess the sources of sustainable fundamental change, competitive advantage and business quality, in order to identify quality growth investment candidates with high performance potential. Lastly, during the decide step, risk-aware portfolio construction begins at the company level, focusing on quality businesses and ends with proprietary tools to identify and monitor portfolio risk exposures.
The majority of the value-add during the reporting period was generated from stock selection. However, from an allocation perspective, the Fund benefited from allocations to better-performing countries like Israel and New Zealand that were largely offset by overweight positions in France and Denmark that lagged. The Fund benefited most from stock selection within the United Kingdom, Japan and Hong Kong, where the stocks in the portfolio declined much less than those in the Index. While the Fund was positioned slightly more towards defensive macro sectors, we attribute the majority of the performance to our style in selecting quality businesses, with improving fundamental change, relative valuation and supportive price action.
Several individual positions contributed to performance. Materials holding, Kirkland Lake Gold Ltd. engages in mining, development and exploration of gold properties primarily in Australia and Canada. The company was able to add meaningfully to reserves and production with successful step-out exploration and the stock reacted favorably. We continue to hold the position. Also contributing to performance was energy holding Gaztransport Technigaz SA., an engineering company, specialized in designing containment systems with cryogenic membranes used to transport liquefied natural gas (LNG) for onshore and offshore LNG storage. The company received new orders due to an increase in new ship building plans and benefited from LNG facility growth. We continue to hold the position. Lastly, consumer discretionary sector holding Trade Me Group Ltd. contributed to performance. The company engages in the provision of online marketplaces that connect people to undertake a transaction or form a relationship primarily in New Zealand. The company received a buyout offer from Apax Partners in December 2018 that resulted in material price appreciation. We continue to hold the position.
Several individual holdings detracted from performance, including industrial sector holding Nolato AB Class B, the Swedish provider of specialty polymer products sold to the medical, industrial and telecommunications industries. The stock declined as a result of slowing growth in vaporizer heating products and the threat of new competition. We sold the position. Industrial sector holding, Cie Plastic Omnium SA, manufactures automotive components and body modules, automotive fuel tanks and systems, and waste container solutions for local communities and companies. The stock declined due to the slowing automotive sales across Europe in the wake of economic slowing and the results of the diesel emissions testing controversies. We sold the position during the reporting period. Lastly, energy holding Whitecap Resources Inc. detracted from performance. The company engages in the acquisition, development, optimization and production of crude oil and natural gas primarily in Canada. The company’s share price declined in sympathy with oil prices and the company struggled to meaningfully grow reserves and production and, as a result, we exited the position during the reporting period.
Nuveen Winslow Large-Cap Growth Fund
How did the Fund perform during the six-month reporting period ended January 31, 2019?
The table in the Fund Performance and Expense Ratios section of this report provides total returns for the Nuveen Winslow Large-Cap Growth Fund for the six-month, one-year, five-year and since inception periods ended January 31, 2019. Comparative performance information is provided for the Fund’s Class A Shares at NAV. The Winslow Large-Cap Growth Fund’s Class A Shares at NAV slightly underperformed the Russell 1000® Growth Index and the Lipper classification average. A more detailed account of the Fund’s performance is provided later in this report.
6

What strategies were used to manage the Fund during the six-month reporting period ended January 31, 2019 and how did these strategies influence performance?
The Fund is designed to provide the potential for long-term capital appreciation. We seek to achieve this by investing a substantial portion of the Fund’s assets in equity securities of U.S. companies with market capitalizations in excess of $4 billion at the time of purchase. In assembling the Fund’s portfolio, we believe that investing in companies with above-average earnings growth potential provides the best opportunity for achieving superior portfolio returns over the long term. While this is a key element in our investment process, assessing actual valuations relative to our estimated earnings or cash flow growth rate for an issue is also important in selecting a stock. We focus on companies that we believe can deliver attractive future annual earnings growth with rising return on invested capital and positive cash flow.
Winslow Capital’s sell discipline utilizes the same fundamental research process seeking to control risk and protect capital. Under normal market conditions, Winslow Capital employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, or the position exceeds limits set by the sub-adviser.
In aggregate, the Fund’s performance was driven by sector allocation. The Fund did not own any stocks in the significantly underperforming energy sector and was overweight in the health care sector, which outperformed during the reporting period. On a sector basis, information technology was the strongest contributor sector, driven by individual stock selection.
Several individual positions contributed to performance, most notably information technology holding Xilinx, Inc. The semiconductor company delivers the most dynamic processing technology in the industry, which enables rapid innovation and intelligent computing. The company has consistently outperformed growth expectations and we continue to hold the stock. Also contributing to performance was health care holding Veeva Systems Inc. The company is rapidly replacing legacy on-premise software built for the biopharmaceutical industry with its cloud/SaaS platforms. We continue to hold the stock. Lastly, information technology holding salesforce.com Inc. contributed to performance. The large software company is growing market share in sales, services and marketing cloud opportunities. The company reported two strong quarters and raised guidance. We continue to hold the stock.
Several individual positions detracted from performance. Our research concluded that semiconductor equipment spending may disappoint as a result of global trade tensions and lower investments for memory chips. As such, we sold our position in both semiconductor companies, ASML Holding NV and Applied Materials Inc. Both holdings detracted from performance during the reporting period. In addition, health care holding Align Technology Inc. detracted from performance. The company is the pioneer developer of Invisalign the clear alternative to metal braces for straightening teeth. Average selling prices disappointed during the reporting period, however we anticipate growth to be driven by increased market share in the U.S. and higher adoption rates in less-developed markets. We continue to own the stock.
7

Risk Considerations
Nuveen Winslow International Small Cap Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives and growth stock risks, are described in the Fund's prospectus.
Nuveen Winslow Large-Cap Growth Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as currency, growth stock, and large cap stock risks, are described in detail in the Fund’s prospectus.
8

Fund Performance and Expense Ratios
The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursement, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.
9

Fund Performance and Expense Ratios (continued)
Nuveen Winslow International Small Cap Fund
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of January 31, 2019
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class A Shares at NAV	(3.79)%	(7.59)%	(2.65)%
Class A Shares at maximum Offering Price	(9.32)%	(12.90)%	(7.65)%
MSCI World ex USA Small Cap Index	(10.33)%	(15.08)%	(8.22)%
Lipper International Small/Mid-Cap Classification Average	(11.69)%	(16.57)%	(9.42)%
Class C Shares	(4.14)%	(8.29)%	(3.39)%
Class R6 Shares	(3.66)%	(7.37)%	(2.40)%
Class I Shares	(3.71)%	(7.42)%	(2.45)%
Average Annual Total Returns as of December 31, 2018 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class A Shares at NAV	(11.72)%	(12.16)%	(10.80)%
Class A Shares at maximum Offering Price	(16.80)%	(17.21)%	(15.75)%
Class C Shares	(12.08)%	(12.86)%	(11.54)%
Class R6 Shares	(11.61)%	(11.96)%	(10.61)%
Class I Shares	(11.61)%	(11.96)%	(10.61)%
Since inception returns for Class A, C, R6 and I Shares, and for the comparative index and Lipper classification average, are from 12/18/17. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
10

Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class R6	Class I
Gross Expense Ratios	4.49%	5.12%	4.19%	4.47%
Net Expense Ratios	1.20%	1.95%	0.94%	0.95%
The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2020 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% (1.00% after July 31, 2020) of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the Total Annual Fund Operating Expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2020 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
11

Fund Performance and Expense Ratios (continued)
Nuveen Winslow Large-Cap Growth Fund
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of January 31, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class A Shares at NAV	(2.86)%	2.56%	11.99%	15.22%
Class A Shares at maximum Offering Price	(8.44)%	(3.34)%	10.67%	14.52%
Russell 1000® Growth Index	(2.77)%	0.24%	12.97%	16.22%
Lipper Large-Cap Growth Funds Classification Average	(2.82)%	0.32%	11.47%	14.91%
Class C Shares	(3.19)%	1.81%	11.16%	14.36%
Class R3 Shares	(2.94)%	2.35%	11.71%	14.93%
Class R6 Shares	(2.60)%	3.05%	12.46%	14.66%
Class I Shares	(2.71)%	2.84%	12.27%	15.51%
Average Annual Total Returns as of December 31, 2018 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class A Shares at NAV	(9.26)%	3.29%	9.41%	14.29%
Class A Shares at maximum Offering Price	(14.47)%	(2.65)%	8.12%	13.59%
Class C Shares	(9.61)%	2.49%	8.59%	13.44%
Class R3 Shares	(9.38)%	3.04%	9.13%	14.01%
Class R6 Shares	(9.08)%	3.72%	9.86%	13.09%
Class I Shares	(9.17)%	3.54%	9.67%	14.57%
Since inception returns for Class A, C, R3, and I Shares, and for the comparative index and Lipper classification average, are from 5/19/09. Since inception returns for Class R6 Shares are from 3/25/13. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
12

Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class R3	Class R6	Class I
Gross Expense Ratios	1.18%	1.93%	1.43%	0.75%	0.93%
Net Expense Ratios	0.98%	1.73%	1.23%	0.55%	0.73%
The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2020 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.77% (1.25% after July 31, 2020) of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for Class R6 Shares will be less than the expense limitation. The expense limitation expiring July 31, 2020, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
13

Holding Summaries    as of January 31, 2019
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Nuveen Winslow International Small Cap Fund
Fund Allocation (% of net assets)
Common Stocks	96.4%
Repurchase Agreements	3.3%
Other Assets Less Liabilities	0.3%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
Kirkland Lake Gold Ltd	2.7%
Gaztransport Et Technigaz SA	2.3%
Israel Discount Bank Ltd	1.9%
SSP Group Plc	1.8%
TAG Immobilien AG	1.8%
Portfolio Composition (% of net assets)
Machinery	6.1%
Real Estate Management & Development	6.0%
Equity Real Estate Investment Trust	5.5%
Trading Companies & Distributors	4.9%
Electronic Equipment, Instruments & Components	4.9%
Chemicals	4.4%
Food Products	4.2%
Banks	4.0%
Metals & Mining	3.8%
Health Care Equipment & Supplies	3.5%
Insurance	3.5%
Beverages	3.4%
Oil, Gas & Consumable Fuels	3.3%
Household Durables	3.2%
IT Services	2.9%
Specialty Retail	2.6%
Pharmaceuticals	2.6%
Diversified Financial Services	2.1%
Leisure Products	2.1%
Hotels, Restaurants & Leisure	1.8%
Software	1.6%
Distributors	1.6%
Other	18.4%
Repurchase Agreements	3.3%
Other Assets Less Liabilities	0.3%
Net Assets	100%
Country Allocation (% of net assets)
Japan	24.9%
United Kingdom	16.1%
Canada	8.6%
Germany	5.9%
Australia	5.2%
France	4.2%
Hong Kong	4.0%
Sweden	3.9%
Italy	3.7%
Israel	3.6%
Other	19.6%
Other Assets Less Liabilities	0.3%
Net Assets	100%
14

Nuveen Winslow Large-Cap Growth Fund
Fund Allocation (% of net assets)
Common Stocks	99.2%
Repurchase Agreements	1.7%
Other Assets Less Liabilities	(0.9)%
Net Assets	100%
Portfolio Composition (% of net assets)
IT Services	17.0%
Software	14.7%
Internet & Direct Marketing Retail	9.9%
Health Care Equipment & Supplies	8.4%
Interactive Media & Services	6.2%
Aerospace & Defense	5.4%
Life Sciences Tools & Services	4.3%
Health Care Providers & Services	4.1%
Capital Markets	3.5%
Entertainment	3.5%
Textiles, Apparel & Luxury Goods	2.8%
Other	19.4%
Repurchase Agreements	1.7%
Other Assets Less Liabilities	(0.9)%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Microsoft Corp	6.7%
Amazon.com Inc	6.4%
Visa Inc	4.6%
UnitedHealth Group Inc.	4.0%
salesforce.com Inc.	3.4%
15

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2019.
The beginning of the period is August 1, 2018.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Winslow International Small Cap Fund
	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$ 962.10	$ 958.60	$ 963.40	$ 962.90
Expenses Incurred During the Period	$ 5.93	$ 9.63	$ 4.55	$ 4.70
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.16	$1,015.38	$1,020.57	$1,020.42
Expenses Incurred During the Period	$ 6.11	$ 9.91	$ 4.69	$ 4.84
For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of 1.20%, 1.95%, 0.92%, and 0.95% for Classes A, C, R6, and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
16

Nuveen Winslow Large-Cap Growth Fund
	Share Class
	Class A	Class C	Class R3	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$ 971.40	$ 968.10	$ 970.60	$ 974.00	$ 972.90
Expenses Incurred During the Period	$ 4.87	$ 8.58	$ 6.11	$ 2.74	$ 3.63
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.27	$1,016.48	$1,019.00	$1,022.43	$1,021.53
Expenses Incurred During the Period	$ 4.99	$ 8.79	$ 6.26	$ 2.80	$ 3.72
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.98%, 1.73%, 1.23%, 0.55% and 0.73% for Classes A, C, R3, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
17

Nuveen Winslow International Small Cap Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.4%
	COMMON STOCKS – 96.4%
	Aerospace & Defense – 1.6%
29,150	CAE Inc	$ 619,406
	Banks – 4.0%
21,400	Fukuoka Financial Group Inc, (2)	472,778
210,827	Israel Discount Bank Ltd, (2)	745,661
15,436	Van Lanschot Kempen NV, (2)	360,945
	Total Banks	1,579,384
	Beverages – 3.4%
58,869	Britvic PLC, (2)	679,993
8,472	Royal Unibrew A/S, (2)	638,054
	Total Beverages	1,318,047
	Biotechnology – 1.5%
32,848	Abcam PLC, (2)	572,531
	Building Products – 1.2%
233,195	GWA Group Ltd, (2)	474,208
	Capital Markets – 1.5%
9,543	Euronext NV, (2)	587,864
	Chemicals – 4.4%
55,350	Daicel Corp, (2)	580,529
94,989	DuluxGroup Ltd, (2)	473,680
111,120	Israel Chemicals Ltd, (2)	644,949
	Total Chemicals	1,699,158
	Construction Materials – 1.5%
17,100	Taiheiyo Cement Corp, (2)	587,107
	Distributors – 1.6%
13,050	Paltac Corporation, (2)	628,903
	Diversified Financial Services – 2.1%
92,600	Mitsubishi UFJ Lease & Finance Co Ltd, (2)	474,010
9,700	Zenkoku Hosho Co Ltd, (2)	340,113
	Total Diversified Financial Services	814,123
	Diversified Telecommunication Services – 1.1%
129,769	Chorus Ltd, (2)	440,584
18

Shares	Description (1)	Value
	Electric Utilities – 1.1%
250,469	Spark Infrastructure Group, (2)	$ 440,112
	Electronic Equipment, Instruments & Components – 4.9%
37,700	Anritsu Corp, (2)	672,096
33,991	Halma PLC, (2)	625,160
17,625	Spectris PLC, (2)	601,712
	Total Electronic Equipment, Instruments & Components	1,898,968
	Equity Real Estate Investment Trust – 5.5%
33,200	Alstria Office AG, REIT, (2)	499,661
19,500	Canadian Apartment Properties REIT	694,547
568	Japan Hotel, REIT Investment Corporation, (2)	435,721
499,400	Mapletree Logistics Trust, (2)	508,915
	Total Equity Real Estate Investment Trust	2,138,844
	Food & Staples Retailing – 0.9%
10,700	Sundrug Co Ltd, (2)	342,424
	Food Products – 4.2%
18,700	Fuji Oil Holdings Inc, (2)	590,019
10,800	S Foods Inc, (2)	391,997
158,000	Vitasoy International Holdings Ltd, (2)	642,775
	Total Food Products	1,624,791
	Health Care Equipment & Supplies – 3.5%
5,621	DiaSorin SpA, (2)	514,734
47,109	Fisher & Paykel Healthcare Corp Ltd, (2)	409,990
14,450	Nihon Kohden Corp, (2)	455,263
	Total Health Care Equipment & Supplies	1,379,987
	Hotels, Restaurants & Leisure – 1.8%
82,210	SSP Group Plc, (2)	719,554
	Household Durables – 3.2%
40,000	Haseko Corp, (2)	443,654
10,111	Kaufman & Broad SA, (2)	407,994
29,800	Sumitomo Forestry Co Ltd, (2)	388,683
	Total Household Durables	1,240,331
	Industrial Conglomerates – 1.5%
5,784	Rheinmetall AG, (2)	600,785
	Insurance – 3.5%
55,530	Beazley PLC, (2)	360,398
12,674	Topdanmark A/S, (2)	603,845
43,770	UNIQA Insurance Group AG, (2)	399,616
	Total Insurance	1,363,859
19

Nuveen Winslow International Small Cap Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Interactive Media & Services – 1.4%
85,570	Rightmove PLC, (2)	$ 529,883
	Internet & Direct Marketing Retail – 1.3%
114,400	Trade Me Group Ltd, (2)	501,883
	IT Services – 2.9%
12,900	DTS Corp, (2)	456,587
27,500	Nihon Unisys Ltd, (2)	657,359
	Total IT Services	1,113,946
	Leisure Products – 2.1%
23,710	Beneteau SA, (2)	336,028
23,200	Thule Group AB, (2)	473,668
	Total Leisure Products	809,696
	Machinery – 6.1%
9,400	Daifuku Co Ltd, (2)	472,406
450	Georg Fischer AG, (2)	398,877
16,432	Jungheinrich AG, (2)	498,747
3,500	Kardex AG, (2), (3)	461,608
6,377	Spirax-Sarco Engineering PLC, (2)	536,309
	Total Machinery	2,367,947
	Marine – 1.2%
52,700	Seaspan Corp	490,110
	Metals & Mining – 3.8%
33,050	Kirkland Lake Gold Ltd	1,063,224
191,700	Nippon Light Metal Holdings Co Ltd, (2)	425,383
	Total Metals & Mining	1,488,607
	Multiline Retail – 1.4%
55,610	Tokmanni Group Corp	542,308
	Oil, Gas & Consumable Fuels – 3.3%
10,576	Gaztransport Et Technigaz SA, (2)	893,318
186,601	Saras SpA, (2)	397,592
	Total Oil, Gas & Consumable Fuels	1,290,910
	Pharmaceuticals – 2.6%
15,827	Dechra Pharmaceuticals PLC, (2)	491,727
14,187	Recordati SpA, (2)	514,085
	Total Pharmaceuticals	1,005,812
	Professional Services – 1.2%
26,550	Persol Holdings Co Ltd, (2)	472,743
20

Shares	Description (1)	Value
	Real Estate Management & Development – 6.0%
32,376	Castellum AB, (2)	$613,786
771,100	K Wah International Holdings Ltd, (2)	425,302
52,818	Savills PLC, (2)	577,201
28,374	TAG Immobilien AG, (2)	717,118
	Total Real Estate Management & Development	2,333,407
	Software – 1.6%
35,221	Altium Ltd, (2)	643,608
	Specialty Retail – 2.6%
51,675	Bilia AB, (2)	454,612
22,175	WH Smith PLC, (2)	569,229
	Total Specialty Retail	1,023,841
	Trading Companies & Distributors – 4.9%
60,000	BOC Aviation Ltd,144A, (2)	510,182
13,000	Nishio Rent All Co Ltd, (2)	408,188
22,300	Russel Metals Inc	394,253
13,300	Toromont Industries Ltd	591,032
	Total Trading Companies & Distributors	1,903,655
	Total Long-Term Investments (cost $38,463,848)	37,589,326

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.3%
	REPURCHASE AGREEMENTS – 3.3%
$ 1,285	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/19, repurchase price $1,284,579, collateralized by $1,280,000 U.S. Treasury Notes, 2.875%, due 4/30/25, value $1,312,044	1.200%	2/01/19	$ 1,284,536
	Total Short-Term Investments (cost $1,284,536)			1,284,536
	Total Investments (cost $39,748,384) – 99.7%			38,873,862
	Other Assets Less Liabilities – 0.3%			98,867
	Net Assets – 100%			$ 38,972,729
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for more information.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
21

Nuveen Winslow Large-Cap Growth Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.2%
	COMMON STOCKS – 99.2%
	Aerospace & Defense – 5.4%
43,650	Boeing Co/The	$16,832,313
31,350	Northrop Grumman Corporation	8,638,492
45,700	Raytheon Co	7,529,532
	Total Aerospace & Defense	33,000,337
	Automobiles – 1.7%
80,900	Ferrari NV	10,217,670
	Capital Markets – 3.5%
127,900	Intercontinental Exchange Inc.	9,817,604
74,500	Moody's Corp	11,808,995
	Total Capital Markets	21,626,599
	Chemicals – 2.7%
63,600	Linde PLC	10,367,436
14,310	Sherwin-Williams Co/The	6,031,951
	Total Chemicals	16,399,387
	Entertainment – 3.5%
79,700	Electronic Arts Inc, (2)	7,351,528
41,350	Netflix Inc, (2)	14,038,325
	Total Entertainment	21,389,853
	Equity Real Estate Investment Trust – 2.0%
71,700	American Tower Corporation, REIT	12,392,628
	Health Care Equipment & Supplies – 8.4%
111,300	Abbott Laboratories	8,122,674
18,250	ABIOMED Inc, (2)	6,407,028
29,400	Align Technology Inc, (2)	7,319,130
37,750	Becton Dickinson and Co	9,417,115
17,430	Intuitive Surgical Inc, (2)	9,127,045
63,350	Stryker Corp	11,249,059
	Total Health Care Equipment & Supplies	51,642,051
	Health Care Providers & Services – 4.1%
91,800	UnitedHealth Group Inc.	24,804,360
	Health Care Technology – 1.3%
70,900	Veeva Systems Inc, (2)	7,732,354
22

Shares	Description (1)	Value
	Industrial Conglomerates – 1.1%
48,500	Honeywell International Inc.	$ 6,966,055
	Interactive Media & Services – 6.2%
17,140	Alphabet Inc., Class A, (2)	19,134,582
16,900	Alphabet Inc., Class A, (2)	19,027,541
	Total Interactive Media & Services	38,162,123
	Internet & Direct Marketing Retail – 9.9%
36,950	Alibaba Group Holding Ltd, Sponsored ADR, (2)	6,225,706
22,860	Amazon.com Inc, (2)	39,290,168
4,710	Booking Holdings Inc., (2)	8,632,535
55,070	Expedia Group Inc	6,567,097
	Total Internet & Direct Marketing Retail	60,715,506
	IT Services – 17.0%
66,400	Automatic Data Processing Inc	9,285,376
71,350	Fidelity National Information Services Inc.	7,458,216
126,800	Fiserv Inc, (2)	10,515,524
101,400	GoDaddy Inc, Class A, (2)	6,959,082
85,550	Mastercard Inc.	18,062,171
284,800	Pagseguro Digital Ltd, (2)	6,143,136
201,500	PayPal Holdings Inc., (2)	17,885,140
206,900	Visa Inc	27,933,569
	Total IT Services	104,242,214
	Life Sciences Tools & Services – 4.3%
99,400	Agilent Technologies Inc.	7,559,370
30,750	Illumina Inc, (2)	8,603,543
42,150	Thermo Fisher Scientific Inc	10,354,990
	Total Life Sciences Tools & Services	26,517,903
	Machinery – 1.2%
93,750	Fortive Corp	7,030,313
	Pharmaceuticals – 2.6%
50,400	Eli Lilly & Co	6,040,944
115,150	Zoetis Inc.	9,921,324
	Total Pharmaceuticals	15,962,268
	Professional Services – 1.0%
16,370	CoStar Group Inc, (2)	6,396,414
	Road & Rail – 1.6%
60,250	Union Pacific Corp	9,583,968
	Semiconductors & Semiconductor Equipment – 2.0%
111,900	Xilinx Inc.	12,526,086
23

Nuveen Winslow Large-Cap Growth Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Software – 14.7%
53,150	Adobe Inc., (2)	$13,171,633
57,650	Intuit Inc.	12,442,023
394,600	Microsoft Corp	41,208,078
136,000	salesforce.com Inc., (2)	20,667,920
14,250	Workday Inc, (2)	2,586,802
	Total Software	90,076,456
	Specialty Retail – 2.2%
139,600	Lowe's Cos Inc.	13,423,936
	Textiles, Apparel & Luxury Goods – 2.8%
207,100	NIKE Inc., Class B	16,957,348
	Total Long-Term Investments (cost $369,641,613)	607,765,829

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.7%
	REPURCHASE AGREEMENTS – 1.7%
$ 10,726	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/19, repurchase price $10,726,282 collateralized by $10,675,000 U.S. Treasury Notes, 2.875%, due 4/30/25, value $10,942,238	1.200%	2/01/19	$ 10,725,924
	Total Short-Term Investments (cost $10,725,924)			10,725,924
	Total Investments (cost $380,367,537) – 100.9%			618,491,753
	Other Assets Less Liabilities – (0.9)%			(5,525,253)
	Net Assets – 100%			$ 612,966,500
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
24

Statement of Assets and Liabilities
January 31, 2019
(Unaudited)
	Winslow International Small Cap	Winslow Large-Cap Growth
Assets
Long-term investments, at value (cost $38,463,848 and $369,641,613, respectively)	$37,589,326	$607,765,829
Short-term investments, at value (cost approximates value)	1,284,536	10,725,924
Cash	35,844	—
Cash denominated in foreign currencies (cost $10,865 and $—, respectively)	10,876	—
Receivable for:
Dividends	42,775	150,595
Interest	43	358
Investments sold	—	1,699,004
From Adviser	2,476	—
Reclaims	3,021	—
Shares sold	59,960	809,726
Other assets	13,451	100,218
Total assets	39,042,308	621,251,654
Liabilities
Payable for:
Investments purchased	—	7,243,130
Shares redeemed	—	305,009
Accrued expenses:
Custodian fees	29,715	28,552
Federal and state registration fees	3,989	—
Management fees	—	244,176
Professional fees	27,173	34,945
Shareholder reporting expenses	7,620	50,668
Trustees fees	91	68,646
12b-1 distribution and service fees	99	5,521
Other	892	304,507
Total liabilities	69,579	8,285,154
Net assets	$38,972,729	$612,966,500
See accompanying notes to financial statements.
25

Statement of Assets and Liabilities (Unaudited) (continued)
	Winslow International Small Cap	Winslow Large-Cap Growth
Class A Shares
Net assets	$ 396,129	$ 18,160,681
Shares outstanding	20,474	517,171
Net asset value ("NAV") per share	$ 19.35	$ 35.12
Offering price per share (NAV per share plus maximum sales charge of 5.75% of offering price)	$ 20.53	$ 37.26
Class C Shares
Net assets	$ 24,044	$ 2,161,870
Shares outstanding	1,250	71,025
NAV and offering price per share	$ 19.24	$ 30.44
Class R3 Shares
Net assets	$ —	$ 499,506
Shares outstanding	—	14,881
NAV and offering price per share	$ —	$ 33.57
Class R6 Shares
Net assets	$30,654,889	$ 93,563,594
Shares outstanding	1,584,653	2,530,410
NAV and offering price per share	$ 19.34	$ 36.98
Class I Shares
Net assets	$ 7,897,667	$498,580,849
Shares outstanding	408,318	13,688,554
NAV and offering price per share	$ 19.34	$ 36.42
Fund level net assets consist of:
Capital paid-in	$40,761,182	$363,127,110
Total distributable earnings	(1,788,453)	249,839,390
Fund level net assets	$38,972,729	$612,966,500
Authorized shares - per class	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01
See accompanying notes to financial statements.
26

Statement of Operations
Six Months Ended January 31, 2019
(Unaudited)
	Winslow International Small Cap	Winslow Large-Cap Growth
Investment Income
Dividends	$ 303,364	$ 2,735,838
Foreign tax withheld on dividend income	(23,383)	—
Total investment income	279,981	2,735,838
Expenses
Management fees	116,789	2,269,761
12b-1 service fees - Class A Shares	485	22,283
12b-1 distibution and service fees - Class C Shares	119	8,909
12b-1 distibution and service fees - Class R3 Shares	—	1,250
Shareholder servicing agent fees	1,533	529,138
Custodian fees	73,055	40,567
Trustees fees	401	9,703
Professional fees	21,795	35,346
Shareholder reporting expenses	6,528	39,519
Federal and state registration fees	36,059	43,569
Other	1,253	9,505
Total expenses before fee waiver/expense reimbursement	258,017	3,009,550
Fee waiver/expense reimbursement	(131,800)	(651,604)
Net expenses	126,217	2,357,946
Net investment income (loss)	153,764	377,892
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency	(827,422)	22,772,979
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(839,132)	(43,887,656)
Net realized and unrealized gain (loss)	(1,666,554)	(21,114,677)
Net increase (decrease) in net assets from operations	$(1,512,790)	$(20,736,785)
See accompanying notes to financial statements.
27

Statement of Changes in Net Assets
(Unaudited)
	Winslow International Small Cap		Winslow Large-Cap Growth
	Six Months Ended 1/31/19	For the Period 12/18/17 (commencement of operations) through(1) 7/31/18	Six Months Ended 1/31/19	Year Ended(1) 7/31/18
Operations
Net investment income (loss)	$ 153,764	$ 55,923	$ 377,892	$ 88,176
Net realized gain (loss) from investments and foreign currency	(827,422)	(101,441)	22,772,979	115,821,324
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(839,132)	(34,757)	(43,887,656)	30,033,769
Net increase (decrease) in net assets from operations	(1,512,790)	(80,275)	(20,736,785)	145,943,269
Distributions to Shareholders(2)
Dividends (3)
Class A Shares	(1,031)	—	(2,621,671)	(2,312,574)
Class C Shares	—	—	(327,902)	(237,366)
Class R3 Shares	—	—	(76,986)	(84,926)
Class R6 Shares	(159,677)	—	(13,388,301)	(10,769,134)
Class I Shares	(34,810)	—	(72,679,657)	(81,286,743)
Decrease in net assets from distributions to shareholders	(195,518)	—	(89,094,517)	(94,690,743)
Fund Share Transactions
Proceeds from sale of shares	33,649,468	7,563,485	102,790,352	123,454,716
Proceeds from shares issued to shareholders due to reinvestment of distributions	32,532	—	86,985,819	92,368,372
	33,682,000	7,563,485	189,776,171	215,823,088
Cost of shares redeemed	(471,357)	(12,816)	(174,597,098)	(227,072,929)
Net increase (decrease) in net assets from Fund share transactions	33,210,643	7,550,669	15,179,073	(11,249,841)
Net increase (decrease) in net assets	31,502,335	7,470,394	(94,652,229)	40,002,685
Net assets at the beginning of period	7,470,394	—	707,618,729	667,616,044
Net assets at the end of period	$38,972,729	$7,470,394	$ 612,966,500	$ 707,618,729

(1)	Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 9- New Accounting Pronouncements for further details.
(2)	The composition and per share amounts of the Fund's distributions are presented in the Financial Highlights. The distribution information for the Fund as of its most recent tax year end is presented within the Notes to Financial Statements, Note 6 - Income Tax Information.
(3)	For the fiscal year ended July 31, 2018, the Fund's distributions to shareholders were paid from net investment income and accumulated net realized gains.
See accompanying notes to financial statements.
28

THIS PAGE INTENTIONALLY LEFT BLANK
29

Financial Highlights
(Unaudited)
Winslow International Small Cap
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (12/17)
2019(e)	$20.17	$0.08	$(0.85)	$(0.77)	$(0.05)	$—	$(0.05)	$19.35
2018(f)	20.00	0.23	(0.06)	0.17	—	—	—	20.17
Class C (12/17)
2019(e)	20.07	—**	(0.83)	(0.83)	—	—	—	19.24
2018(f)	20.00	0.08	(0.01)	0.07	—	—	—	20.07
Class R6 (12/17)
2019(e)	20.20	0.11	(0.87)	(0.76)	(0.10)	—	(0.10)	19.34
2018(f)	20.00	0.21	(0.01)	0.20	—	—	—	20.20
Class I (12/17)
2019(e)	20.20	0.10	(0.86)	(0.76)	(0.10)	—	(0.10)	19.34
2018(f)	20.00	0.24	(0.04)	0.20	—	—	—	20.20
30

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement		Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

(3.79)%	$ 396	2.17%*	(0.11)%*	1.20%*	0.86%*	10%
0.85	234	4.49*	(1.47)*	1.20*	1.82*	44

(4.14)	24	2.92*	(0.94)*	1.95*	0.03*	10
0.35	25	5.12*	(2.54)*	1.95*	0.63*	44

(3.66)	30,655	1.89*	0.20*	0.92*	1.17*	10
1.00	2,076	4.19*	(1.61)*	0.94*	1.64*	44

(3.71)	7,898	1.92*	0.02*	0.95*	1.00*	10
1.00	5,135	4.47*	(1.63)*	0.95*	1.89*	44
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, Management Fees for more information.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended January 31, 2019.
(f)	For the period December 18, 2017 (commencement of operations) through January 31, 2018.
*	Annualized.
**	Rounds to less than $0.01 per share.
See accompanying notes to financial statements.
31

Financial Highlights (Unaudited) (continued)
Winslow Large-Cap Growth
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (05/09)
2019(e)	$43.15	$(0.03)	$(1.76)	$ (1.79)	$ —	$(6.24)	$(6.24)	$35.12
2018	40.73	(0.10)	9.57	9.47	—	(7.05)	(7.05)	43.15
2017	40.08	(0.04)	6.49	6.45	—	(5.80)	(5.80)	40.73
2016	47.26	(0.08)	(0.93)	(1.01)	—	(6.17)	(6.17)	40.08
2015	44.39	(0.11)	7.60	7.49	—	(4.62)	(4.62)	47.26
2014	39.38	(0.13)	7.34	7.21	(0.05)	(2.15)	(2.20)	44.39
Class C (05/09)
2019(e)	38.48	(0.16)	(1.64)	(1.80)	—	(6.24)	(6.24)	30.44
2018	37.27	(0.37)	8.63	8.26	—	(7.05)	(7.05)	38.48
2017	37.42	(0.31)	5.96	5.65	—	(5.80)	(5.80)	37.27
2016	44.86	(0.36)	(0.91)	(1.27)	—	(6.17)	(6.17)	37.42
2015	42.66	(0.43)	7.25	6.82	—	(4.62)	(4.62)	44.86
2014	38.15	(0.42)	7.08	6.66	—	(2.15)	(2.15)	42.66
Class R3 (05/09)
2019(e)	41.61	(0.08)	(1.72)	(1.80)	—	(6.24)	(6.24)	33.57
2018	39.60	(0.20)	9.26	9.06	—	(7.05)	(7.05)	41.61
2017	39.22	(0.14)	6.32	6.18	—	(5.80)	(5.80)	39.60
2016	46.49	(0.18)	(0.92)	(1.10)	—	(6.17)	(6.17)	39.22
2015	43.84	(0.22)	7.49	7.27	—	(4.62)	(4.62)	46.49
2014	38.97	(0.21)	7.23	7.02	—	(2.15)	(2.15)	43.84
Class R6 (03/13)
2019(e)	45.00	0.06	(1.82)	(1.76)	(0.02)	(6.24)	(6.26)	36.98
2018	42.12	0.08	9.94	10.02	(0.09)	(7.05)	(7.14)	45.00
2017	41.11	0.11	6.73	6.84	(0.03)	(5.80)	(5.83)	42.12
2016	48.15	0.09	(0.96)	(0.87)	—*	(6.17)	(6.17)	41.11
2015	44.96	0.08	7.73	7.81	—	(4.62)	(4.62)	48.15
2014	39.81	0.04	7.41	7.45	(0.15)	(2.15)	(2.30)	44.96
Class I (05/09)
2019(e)	44.47	0.02	(1.81)	(1.79)	(0.02)	(6.24)	(6.26)	36.42
2018	41.76	—*	9.85	9.85	(0.09)	(7.05)	(7.14)	44.47
2017	40.88	0.05	6.66	6.71	(0.03)	(5.80)	(5.83)	41.76
2016	47.98	0.02	(0.95)	(0.93)	—*	(6.17)	(6.17)	40.88
2015	44.89	0.01	7.70	7.71	—	(4.62)	(4.62)	47.98
2014	39.79	(0.01)	7.41	7.40	(0.15)	(2.15)	(2.30)	44.89
32

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement		Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

(2.86)%	$ 18,161	1.18%***	(0.35)%***	0.98%***	(0.15)%***	26%
25.97	17,709	1.18	(0.44)	0.98	(0.24)	56
19.08	17,526	1.16	(0.29)	0.98	(0.12)	65
(2.08)	21,065	1.15	(0.37)	0.98	(0.21)	88
18.11	30,763	1.16	(0.38)	1.01	(0.24)	64
18.64	30,506	1.15	(0.41)	1.03	(0.29)	69

(3.19)	2,162	1.93***	(1.11)***	1.73***	(0.91)***	26
25.01	1,460	1.93	(1.18)	1.73	(0.99)	56
18.21	1,557	1.91	(1.04)	1.73	(0.87)	65
(2.82)	1,852	1.89	(1.11)	1.73	(0.95)	88
17.22	2,222	1.90	(1.13)	1.76	(0.99)	64
17.74	2,052	1.90	(1.14)	1.78	(1.02)	69

(2.94)	500	1.43***	(0.59)***	1.23***	(0.40)***	26
25.62	510	1.43	(0.69)	1.23	(0.49)	56
18.78	474	1.41	(0.55)	1.23	(0.38)	65
(2.31)	2,276	1.40	(0.61)	1.23	(0.45)	88
17.79	2,626	1.40	(0.64)	1.26	(0.49)	64
18.33	2,216	1.39	(0.61)	1.28	(0.51)	69

(2.60)	93,564	0.75***	0.06***	0.55***	0.27***	26
26.50	81,125	0.75	(0.02)	0.55	0.18	56
19.59	63,065	0.74	0.11	0.57	0.29	65
(1.69)	48,757	0.74	0.05	0.58	0.21	88
18.59	53,851	0.74	0.02	0.59	0.17	64
19.07	31,940	0.74	0.02	0.66	0.10	69

(2.71)	498,581	0.93***	(0.09)***	0.73***	0.10***	26
26.27	606,814	0.93	(0.19)	0.73	—**	56
19.39	584,995	0.91	(0.04)	0.73	0.13	65
(1.83)	707,304	0.89	(0.11)	0.73	0.05	88
18.39	1,090,885	0.91	(0.14)	0.76	0.01	64
18.94	1,175,078	0.90	(0.13)	0.78	(0.01)	69

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, Management Fees for more information.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended January 31, 2019.
*	Rounds to less than $0.01 per share.
**	Rounds to less than 0.01%.
***	Annualized.
See accompanying notes to financial statements.
33

Notes to Financial Statements
(Unaudited)
1.  General Information and Significant Accounting Policies
General Information
Trust and Fund Information
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Winslow International Small Cap Fund ("Winslow International Small Cap") and Nuveen Winslow Large-Cap Growth Fund ("Winslow Large-Cap Growth") (each a “Fund” and collectively the "Funds"), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.
The end of the reporting period for the Funds is January 31, 2019, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2019 (the "current fiscal period").
Investment Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Winslow Capital Management, LLC, (the “Sub-Adviser”), an affiliate of Nuveen, under which the Sub-Adviser manages the investment portfolios of the Funds.
Investment Objectives
Each Fund’s investment objective is to provide long-term capital appreciation.
The Funds' most recent prospectus provides further description of each Fund’s investment objective, principal investment strategies and principal risks.
Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification (ASC) Topic 946 "Financial Services-Investment Companies." The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the Funds did not have any outstanding when-issued/delayed delivery purchase commitments.
Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydown gains and losses, if any.
Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.
34

Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge and incur a 0.25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares ten years after purchase. Class R3 Shares are sold without an up-front sales charge but incur a 0.25% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivative Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3  –  Portfolio Securities and Investments in Derivatives.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the current fiscal period. Actual results may differ from those estimates.
2.  Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market
35

Notes to Financial Statements (Unaudited) (continued)
data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the Nasdaq National Market (“Nasdaq”) are valued at the Nasdaq Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the quoted bid price and are generally classified as Level 2. Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price or the most recent bid price of the underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to- ADR conversion ratio and foreign exchange rate, and from time-to-time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the New York Stock Exchange (“NYSE”), which may represent a transfer from a Level 1 to a Level 2 security.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares. If significant market events occur between the time of determination of the closing price of a foreign security on an exchange and the time that the Fund’s NAV is determined, or if under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Board. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which an independent pricing service ("pricing service") is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
Winslow International Small Cap	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$5,895,581	$31,693,745**	$ —	$37,589,326
Short-Term Investments:
Repurchase Agreements	—	1,284,536	—	1,284,536
Total	$5,895,581	$32,978,281	$ —	$38,873,862

36

Winslow Large-Cap Growth	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$607,765,829	$ —	$ —	$607,765,829
Short-Term Investments:
Repurchase Agreements	—	10,725,924	—	10,725,924
Total	$607,765,829	$10,725,924	$ —	$618,491,753

*	Refer to the Fund's Portfolio of Investments for industry classifications.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
3.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Foreign Currency Transactions
To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds' investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.
As of the end of the reporting period, Winslow International Small Cap's investments in non-U.S. securities were as follows:
Winslow International Small Cap	Value	% of Net Assets
Country:
Japan	$ 9,695,963	24.9%
United Kingdom	6,263,697	16.1
Canada	3,362,462	8.6
Germany	2,316,311	5.9
Australia	2,031,608	5.2
France	1,637,340	4.2
Hong Kong	1,558,187	4.0
Sweden	1,542,066	3.9
Italy	1,426,411	3.7
Israel	1,390,610	3.6
Other	6,364,671	16.3
Total non-U.S. securities	$37,589,326	96.4%
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern Time. Investment transactions, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received.
The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) foreign currency, (ii) investments (iii) investments in derivatives and (iv) other assets and liabilities are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
37

Notes to Financial Statements (Unaudited) (continued)
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Fund	Counterparty	Short-Term Investments, at Value	Collateral Pledged (From) Counterparty*	Net Exposure
Winslow International Small Cap	Fixed Income Clearing Corporation	$ 1,284,536	$ (1,284,536)	$ —
Winslow Large-Cap Growth	Fixed Income Clearing Corporation	$10,725,924	$(10,725,924)	$ —
* As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the repurchase agreements. Refer to the Fund’s Portfolio of Investments for details on the repurchase agreements.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
38

4.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 1/31/19		For the Period 12/18/17 (commencement of operations) through 7/31/18
Winslow International Small Cap	Shares	Amount	Shares	Amount
Shares sold:
Class A	16,088	$ 322,566	12,234	$ 253,504
Class C	—	—	1,250	25,000
Class R6	1,481,774	30,161,226	102,796	2,056,037
Class I	170,657	3,165,676	254,263	5,228,944
Shares issued to shareholders due to reinvestment of distributions:
Class A	55	967	—	—
Class C	—	—	—	—
Class R6	83	1,448	—	—
Class I	1,716	30,117	—	—
	1,670,373	33,682,000	370,543	7,563,485
Shares redeemed:
Class A	(7,268)	(141,109)	(635)	(12,816)
Class C	—	—	—	—
Class R6	—	—	—	—
Class I	(18,318)	(330,248)	—	—
	(25,586)	(471,357)	(635)	(12,816)
Net increase (decrease)	1,644,787	$33,210,643	369,908	$7,550,669

	Six Months Ended 1/31/19		Year Ended 7/31/18
Winslow Large-Cap Growth	Shares	Amount	Shares	Amount
Shares sold:
Class A	133,869	$ 4,924,033	169,431	$ 6,849,319
Class C	26,943	924,501	12,026	458,348
Class R3	107	4,059	260	10,388
Class R6	1,018,005	44,605,073	396,215	17,193,332
Class I	1,270,834	52,332,686	2,341,782	98,943,329
Shares issued to shareholders due to reinvestment of distributions:
Class A	33,352	1,071,279	18,014	672,828
Class C	11,527	321,262	7,032	235,302
Class R3	2,507	76,986	2,354	84,926
Class R6	395,889	13,388,300	275,488	10,724,273
Class I	2,164,167	72,127,992	2,093,856	80,651,043
	5,057,200	189,776,171	5,316,458	215,823,088
Shares redeemed:
Class A	(60,430)	(2,383,636)	(207,342)	(8,561,580)
Class C	(5,389)	(170,047)	(22,887)	(851,571)
Class R3	—	—	(2,305)	(92,121)
Class R6	(686,265)	(29,288,677)	(366,358)	(15,598,592)
Class I	(3,391,958)	(142,754,738)	(4,797,726)	(201,969,065)
	(4,144,042)	(174,597,098)	(5,396,618)	(227,072,929)
Net increase (decrease)	913,158	$ 15,179,073	(80,160)	$ (11,249,841)
5.  Investment Transactions
Long-term purchases and sales during the current fiscal period were as follows:
	Winslow International Small Cap	Winslow Large-Cap Growth
Purchases	$34,627,704	$168,138,923
Sales	2,651,650	239,547,679
39

Notes to Financial Statements (Unaudited) (continued)
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019:
	Winslow International Small Cap	Winslow Large-Cap Growth
Tax cost of investments	$39,753,136	$382,312,037
Gross unrealized:
Appreciation	$ 1,629,580	$241,957,398
Depreciation	(2,508,854)	(5,777,682)
Net unrealized appreciation (depreciation) of investments	$ (879,274)	$236,179,716
Permanent differences, primarily due to tax equalization, distribution reallocations, federal taxes paid, foreign currency transactions and nondeductible stock issuance costs, resulted in reclassifications among the Funds' components of net assets as of July 31, 2018, the Funds' last tax year end, as follows:
	Winslow International Small Cap	Winslow Large-Cap Growth
Capital paid-in	$(130)	$ 7,529,027
Undistributed (Over-distribution of) net investment income	342	437,949
Accumulated net realized gain (loss)	(212)	(7,966,976)
The tax components of undistributed net ordinary income and net long-term capital gains as of July 31, 2018, the Funds' last tax year end, were as follows:
	Winslow International Small Cap	Winslow Large-Cap Growth
Undistributed net ordinary income[1]	$58,714	$ 2,923,448
Undistributed net long-term capital gains	—	76,679,872

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
The tax character of distributions paid during the Funds’ last tax year ended July 31, 2018, was designated for purposes of the dividends paid deduction as follows:
	Winslow International Small Cap	Winslow Large-Cap Growth
Distributions from net ordinary income[1]	$ —	$15,603,441
Distributions from net long-term capital gains	—	79,087,302

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
As of July 31, 2018, the Funds' last tax year, Winslow International Small Cap had $99,350 of unused short-term capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
40

7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	Winslow International Small Cap	Winslow Large-Cap Growth
For the first $125 million	0.7000%	0.5500%
For the next $125 million	0.6875	0.5375
For the next $250 million	0.6750	0.5250
For the next $500 million	0.6625	0.5125
For the next $1 billion	0.6500	0.5000
For the next $3 billion	0.6250	0.4750
For the next $2.5 billion	0.6000	0.4500
For the next $2.5 billion	0.5875	0.4375
For net assets over $10 billion	0.5750	0.4250
The annual complex-level fee, payable monthly, is calculated according to the following schedule:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of January 31, 2019, the complex-level fee rate for each Fund was 0.1595%.
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of each Fund so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of the Funds.
41

Notes to Financial Statements (Unaudited) (continued)
Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap
Winslow International Small Cap	0.99%	July 31, 2020	1.00%
Winslow Large-Cap Growth	0.77%	July 31, 2020	1.25%
Other Transactions with Affiliates
During the current fiscal period, Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	Winslow International Small Cap	Winslow Large-Cap Growth
Sales charges collected	$ —	$35,992
Paid to financial intermediaries	—	31,639
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	Winslow International Small Cap	Winslow Large-Cap Growth
Commission advances	$ —	$4,158
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	Winslow International Small Cap	Winslow Large-Cap Growth
12b-1 fees retained	$101	$2,621
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	Winslow International Small Cap	Winslow Large-Cap Growth
CDSC retained	$ —	$ —
8.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, approximately $2.65 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in July 2019 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. Par-
42

ticipating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, none of the Funds utilized this facility.
9.  New Accounting Pronouncements
Disclosure Update and Simplification
During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532, Disclosure Update and Simplification (“Final Rule Release No. 33-10532”). Final Rule Release No. 33-10532 amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealizedn appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets.
The requirements of Final Rule Release No. 33-10532 are effective November 5, 2018, and the Funds’ Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within each Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to Final Rule Release No. 33-10532.
The Funds' distributions from the prior fiscal period were paid from net investment income unless indicated in the following table.
Winslow Large-Cap Growth
From net investment income:
Class A Shares	$ —
Class C Shares	—
Class R3 Shares	—
Class R6 Shares	(153,002)
Class I Shares	(1,176,727)
From accumulated net realized gains:
Class A Shares	(2,312,574)
Class C Shares	(237,366)
Class R3 Shares	(84,926)
Class R6 Shares	(10,616,132)
Class I Shares	(80,110,016)
Total distributions to shareholders:
Class A Shares	(2,312,574)
Class C Shares	(237,366)
Class R3 Shares	(84,926)
Class R6 Shares	(10,769,134)
Class I Shares	(81,286,743)
In addition, as of July 31, 2018, the Funds' Statement of Changes in Net Assets reflected the following UNII balances.
	Winslow International Small Cap	Winslow Large-Cap Growth
UNII at the end of period	$56,265	$ —
Fair Value Measurement: Disclosure Framework
During August 2018, the FASB issued ASU 2018-13 (“ASU 2018-13”), Fair Value Measurement: Disclosure Framework  –  Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required by Topic 820, Fair Value Measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. During the current reporting period, management early implemented this guidance. This implementation did not have a material impact on the Funds’ financial statements.
43

Additional Fund Information
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Winslow Capital Management, LLC
80 South Eighth Street
Minneapolis, MN 55402
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
44

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Lipper International Small/Mid-Cap Classification Average: Represents the average annualized returns for all reporting funds in the Lipper International Small/Mid-Cap Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Large-Cap Growth Funds Classification Average: Represents the average annualized returns for all reporting funds in the Lipper Large-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
MSCI World ex USA Small Cap Index: A free-float adjusted market capitalization-weighted index that is designed to measure the equity market performance of smaller capital stocks in developed markets, excluding the U.S. market. The index returns assume reinvestment of dividends, but do not include the effects of any sales charges or management fees.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Russell 1000® Growth Index: An index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Equalization: The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.
45

Annual Investment Management Agreement Approval Process
The Board of Trustees (the “Board,” and each Trustee, a “Board Member”) of Nuveen Investment Trust II, including Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), is responsible for determining whether to initially approve or, after an initial term, to renew, each Fund’s advisory arrangements. A discussion of the Board’s approval of the renewal of the advisory arrangements for the Nuveen Winslow Large-Cap Growth Fund is set forth in Part I below. The advisory arrangements for the Nuveen Winslow International Small Cap Fund have not yet been up for renewal. A discussion of the Board’s initial approval of the advisory arrangements for the Nuveen Winslow International Small Cap Fund is set forth in Part II below.
I. Nuveen Winslow Large-Cap Growth Fund
At a meeting held on May 22-24, 2018 (the “May Meeting”), the Board, including the Independent Board Members, approved, for the Nuveen Winslow Large-Cap Growth Fund (for purposes of this Part I, the “Fund”), the renewal of the management agreement (for purposes of this Part I, the “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to the Fund and the sub-advisory agreement (for purposes of this Part I, the “Sub-Advisory Agreement”) with Winslow Capital Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as investment sub-adviser to such Fund. Following an initial two-year period, the Board, including the Independent Board Members, is required under the 1940 Act to review and approve the Investment Management Agreement and Sub-Advisory Agreement on behalf of the Fund on an annual basis. For purposes of this Part I, the Investment Management Agreement and Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”
In response to a request on behalf of the Independent Board Members by independent legal counsel, the Board received and reviewed prior to the May Meeting extensive materials specifically prepared for the annual review of Advisory Agreements by the Adviser as well as by Broadridge Financial Solutions, Inc. (“Broadridge” or “Lipper”), an independent provider of investment company data. The materials provided in connection with the annual review covered a breadth of subject matter including, but not limited to, a description of the nature, extent and quality of services provided by each Fund Adviser; a review of the Sub-Adviser and the applicable investment team(s); an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued during the year for the benefit of particular Nuveen fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the various sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the Nuveen funds. The Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements. The Board Members held an in-person meeting on April 10-11, 2018 (the “April Meeting”), in part, to review and discuss the performance of the Nuveen funds and the Adviser’s evaluation of the various sub-advisers to the Nuveen funds. Prior to the May Meeting, the Board Members also received and reviewed supplemental information provided in response to questions posed by the Board Members.
The information prepared specifically for the annual review of the Advisory Agreements supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed were relevant to the review of the Advisory Agreements. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Nuveen funds; strategic plans of the Adviser which may impact the services it provides to the Nuveen funds; the review of the Nuveen funds and applicable investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees; and overall market and regulatory developments. The Board further continued its practice of seeking to meet periodically with the various sub-advisers to the Nuveen funds and their investment teams, when feasible. As a result, the Independent Board Members considered the review of the Advisory Agreements to be an ongoing process and employed the accumulated information, knowledge, and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Fund Advisers in their review of the Advisory Agreements. Throughout the year and during the annual review of the Advisory Agreements, the Independent Board Members met in executive sessions with independent legal counsel and had the benefit of counsel’s advice.
In deciding to renew the Advisory Agreements, the Independent Board Members did not identify a particular factor as determinative, but rather the decision reflected the comprehensive consideration of all the information provided, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors, but not all the factors, the Board considered in deciding to renew the Advisory Agreements and its conclusions.
46

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the Fund and the resulting performance of the Fund. With respect to the Adviser, the Board recognized the comprehensive set of management, oversight and administrative services the Adviser and its affiliates provided to manage and operate the Nuveen funds in a highly regulated industry. As illustrative, these services included, but were not limited to, product management; investment oversight, risk management and securities valuation services; fund accounting and administration services; board support and administration services; compliance and regulatory oversight services; and legal support.
In addition to the services necessary to operate and maintain the Nuveen funds, the Board recognized the Adviser’s continued program of improvements and innovations to make the Nuveen fund complex more relevant and attractive to existing and new investors and to accommodate the new and changing regulatory requirements in an increasingly complex regulatory environment. The Board noted that some of the initiatives the Adviser had taken over recent years to benefit the complex and particular Nuveen funds included, among other things:
•	Fund Rationalizations - continuing efforts to rationalize the product line through mergers, liquidations and repositionings in seeking to enhance shareholder value over the years through increased efficiency, reduced costs, improved performance and revised investment approaches more relevant to current shareholder needs;
•	Product Innovations - developing product innovations and launching new products that will help the Nuveen fund complex offer a variety of products that will attract new investors and retain existing investors, such as launching the target term funds, exchange-traded funds (“ETFs”) and multi-asset class funds;
•	Risk Management Enhancements - continuing efforts to enhance risk management, including enhancing reporting to increase the efficiency of risk monitoring, implementing programs to strengthen the ability to detect and mitigate operational risks, dedicating resources and staffing necessary to create standards to help ensure compliance with new liquidity requirements, and implementing a price verification system;
•	Additional Compliance Services – the continuing investment of significant resources, time and additional staffing to meet the various new regulatory requirements affecting the Nuveen funds over the past several years, the further implementation of unified compliance policies and processes, the development of additional compliance training modules, and the reorganization of the compliance team adding further depth to its senior leadership; and
•	Expanded Dividend Management Services – as the Nuveen fund complex has grown, the additional services necessary to manage the distributions of the varied funds offered and investing in automated systems to assist in this process.
In addition to the services provided by the Adviser, the Board also noted the business related risks the Adviser incurred in managing the Nuveen funds, including entrepreneurial, legal and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and the investment and compliance oversight over the Sub-Adviser provided by the Adviser. The Board recognized that the Sub-Adviser generally provided the portfolio advisory services for the Fund. The Board reviewed the Adviser’s analysis of the Sub-Adviser which evaluated, among other things, the investment team, the members’ experience and any changes to the team during the year, the team’s assets under management, the stability and history of the organization, the team’s investment approach and the performance of the Fund over various periods. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreement.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the Fund under each Advisory Agreement.
B. The Investment Performance of the Fund and Fund Advisers
As part of its evaluation of the services provided by the Fund Advisers, the Board considered the investment performance of the Fund. In this regard, the Board reviewed fund performance over the quarter, one-, three- and five-year periods ending December 31, 2017 as well as performance data for the first quarter of 2018 ending March 31, 2018. For open-end Nuveen funds with multiple classes, the performance data was based on Class A shares and the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The Independent Board Members noted that they reviewed and discussed fund performance over various time periods with management at their quarterly meetings throughout the year and their review and analysis of performance during the annual review of Advisory Agreements incorporated such discussions.
The Board reviewed performance on an absolute basis and in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). The Board considered the Adviser’s analysis of each Nuveen fund’s performance, including, in particular, an analysis of the Nuveen funds determined to be performance outliers and the factors contributing to their underperformance.
47

Annual Investment Management Agreement Approval Process (continued)
In reviewing performance data, the Independent Board Members appreciated some of the inherent limitations of such data. In this regard, the Independent Board Members recognized that there may be limitations with the comparative data of certain peer groups or benchmarks as they may pursue objective(s), strategies or have other characteristics that are different from the respective Nuveen fund and therefore the performance results necessarily are different and limit the value of the comparisons. As an example, some funds may utilize leverage which may add to or detract from performance compared to an unlevered benchmark. The Independent Board Members also noted that management had ranked the relevancy of the peer group as low, medium or high to help the Board evaluate the value of the comparative peer performance data. The Board was aware that the performance data was measured as of a specific date and a different time period may reflect significantly different results and a period of underperformance can significantly impact long-term performance figures. The Board further recognized that a shareholder’s experience in the Fund depends on his or her own holding period which may differ from that reviewed by the Independent Board Members.
In their review of performance, the Independent Board Members focused, in particular, on the Adviser’s analysis of Nuveen funds determined to be underperforming performance outliers. The Independent Board Members noted that only a limited number of the Nuveen funds appeared to be underperforming performance outliers at the end of 2017 and considered the factors contributing to the respective fund’s performance and whether there were any performance concerns that needed to be addressed. The Board recognized that some periods of underperformance may only be temporary while other periods of underperformance may indicate a broader issue that may require a corrective action. Accordingly, with respect to any Nuveen funds for which the Board had identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any efforts undertaken.
With respect to the Fund, the Board noted that the Fund ranked in the first quartile of its Performance Peer Group in the one-year period, third quartile in the three-year period and second quartile in the five-year period. Although the Fund’s performance was below its benchmark in the three- and five-year periods, the Fund outperformed its benchmark in the one-year period. The Board was satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
In its annual review, the Board considered the fees paid to the Fund Advisers and the total operating expense ratio of the Fund, before and after any undertaking by Nuveen to limit the Fund’s total annual operating expenses to certain levels. More specifically, the Independent Board Members reviewed, among other things, the Fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge. The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group may limit some of the value of the comparative data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund. In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each an “Expense Outlier Fund”). The Board noted that the number of Nuveen funds classified as an Expense Outlier Fund pursuant to the foregoing criteria had decreased over the past few years with only a limited number of the Nuveen funds identified as Expense Outlier Funds in 2017. The Independent Board Members reviewed an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members also considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Independent Board Members noted that the management fees and/or expense caps of various open-end funds had been reduced in 2016 and the fund-level breakpoint schedules also had been revised in 2017 for certain open-end funds resulting in the addition of more breakpoints in the management fee schedules of such funds. The Board considered that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by $47.4 million and fund-level breakpoints reduced fees by $54.6 million in 2017. Further, fee caps and waivers for all applicable Nuveen funds saved an additional $16.7 million in fees for shareholders in 2017.
The Board considered the sub-advisory fees paid to the Sub-Adviser, including any breakpoint schedule, and as described below, comparative data of the fees the Sub-Adviser charges to other clients.
The Independent Board Members noted that the Fund had a net management fee and a net expense ratio below its peer average.
Based on their review of the information provided, the Board determined that the Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
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In determining the appropriateness of fees, the Board also reviewed information regarding the fee rates the respective Fund Advisers charged for certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include retail and institutional managed accounts, investment companies outside the Nuveen family, foreign investment companies offered by Nuveen and collective investment trusts. The Board further noted that the Adviser also advised certain ETFs sponsored by Nuveen.
The Board recognized that the Fund had an affiliated sub-adviser and reviewed, among other things, the range of fees assessed for managed accounts and foreign investment companies. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts by the Sub-Adviser and of the non-Nuveen investment companies sub-advised by affiliated sub-advisers. In addition to the comparative fee data, the Board also reviewed, among other things, a description of the different levels of services provided to other clients compared to the services provided to the Nuveen funds as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. With respect to ETFs, the Board considered the differences in the passive management of Nuveen’s Nushares ETFs compared to the active management of other Nuveen funds which also contributed to differing management fee levels compared to the other Nuveen funds. In general, the Board noted that the higher fee levels reflect higher levels of services provided by Nuveen, increased investment management complexity, greater product management requirements and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In conjunction with their review of fees, the Independent Board Members considered Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2017 and 2016. In considering profitability, the Independent Board Members reviewed the level of profitability realized by Nuveen including and excluding any distribution expenses incurred by Nuveen from its own resources. The Independent Board Members also reviewed a description of the expense allocation methodology employed to develop the financial information and a summary of the history of changes to the methodology over the years. For comparability purposes, the Board recognized that a prior year’s profitability would be restated to reflect any refinements to the methodology. The Independent Board Members were aware of the inherent limitations in calculating profitability as the use of different reasonable allocation methodologies may lead to significantly different results and in reviewing profitability margins over extended periods given the refinements to the methodology over time. The Board noted that two Independent Board Members, along with independent counsel, serve as the Board’s liaisons to review and discuss any proposed changes to the methodology prior to the full Board’s review.
In their review, the Independent Board Members evaluated, among other things, Nuveen’s adjusted operating margins, gross and net revenue margins (pre-tax and after-tax) for advisory activities for the Nuveen funds, and the revenues, expenses, and net income (pre-tax and after-tax and before distribution) of Nuveen for fund advisory services for each of the last two calendar years. The Independent Board Members also reviewed an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2017 versus 2016. The Board noted that Nuveen recently launched its ETF product line in 2016 and reviewed the revenues, expenses and operating margin from this product line.
In addition to reviewing Nuveen’s profitability in absolute terms, the Independent Board Members also examined comparative profitability data reviewing, among other things, the revenues, expenses and adjusted total company margins of other advisory firms that had publicly available information and comparable assets under management (based on asset size and asset composition) for 2017 and as compared to their adjusted operating margins for 2016. The Independent Board Members, however, recognized the difficulty in comparing the profitability of various fund managers given the limited public information available and the subjective nature of calculating profitability which may be affected by numerous factors including the fund manager’s organizational structure, types of funds, other lines of business, methodology used to allocate expenses and cost of capital. Nevertheless, considering such limitations and based on the information provided, the Board noted that Nuveen’s adjusted operating margins appeared reasonable when compared to the adjusted margins of the peers.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). As such, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2017 and 2016 calendar years to consider the financial strength of TIAA.
In reviewing profitability, the Independent Board Members also considered the profitability of the various sub-advisers from their relationships with the respective Nuveen fund(s). The Independent Board Members reviewed the Sub-Adviser’s revenues, expenses and revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2017.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
49

Annual Investment Management Agreement Approval Process (continued)
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Independent Board Members considered the extent to which economies of scale may be achieved as the Fund grows and whether these economies of scale have been shared with shareholders. Although the Board recognized that economies of scale are difficult to measure, the Independent Board Members noted that there are several methods that may be used in seeking to share economies of scale, including through breakpoints in the management fee schedule reducing the fee rates as asset levels grow, fee waivers and/or expense limitation agreements and the Adviser’s investment in its business which can enhance the services provided to the Nuveen funds. With respect to breakpoint schedules, because the Board had previously recognized that economies of scale may occur not only when the assets of a particular fund grow but also when the assets in the complex grow, the Nuveen funds generally pay the Adviser a management fee comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. In general terms, the breakpoint schedule at the fund-level reduces fees as assets in the particular fund pass certain thresholds and the breakpoint schedule at the complex-level reduces fees on certain funds as the eligible assets in the complex pass certain thresholds. Subject to exceptions for certain Nuveen funds, the Independent Board Members reviewed the fund-level and complex-level fee schedules and any resulting savings in fees. The Board also recognized that the fund-level breakpoint schedule for certain Nuveen funds had been revised in 2016.
Aside from the breakpoint schedules, the Independent Board Members also reviewed the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the temporary and permanent expense caps applicable to the Fund), which may also serve as a means to share economies of scale. Based on the information provided, the Independent Board Members noted that the combination of fund-level breakpoints, complex-level breakpoints and fund-specific fee waivers reflected a total of $118.6 million in fee reductions in 2017. In addition, the Independent Board Members recognized the Adviser’s continued reinvestment in its business through, among other things, improvements in technology, additional staffing, product innovations and other organizational changes designed to expand or enhance the services provided to the benefit of all of the Nuveen funds.
Based on its review, the Board concluded that the current fee arrangements together with the Adviser’s reinvestment in its business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members reviewed the revenues that an affiliate of the Adviser received in 2017 as a result of serving as principal underwriter to the open-end funds from 12b-1 distribution and shareholder servicing fees (except for Nuveen’s Nushares ETFs which currently do not incur 12b-1 fees).
In addition to the above, the Independent Board Members considered whether the Sub-Adviser uses commissions paid by the Fund on portfolio transactions to obtain research products and other services (“soft dollar transactions”). The Board recognized that the Sub-Adviser may benefit from research received from broker-dealers that execute Fund portfolio transactions. The Board, however, noted that the benefits for sub-advisers transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions. Further, the Board noted that although the Sub-Adviser may benefit from the receipt of research and other services that it may otherwise have to pay for out of its own resources, the research may also benefit the Fund to the extent it enhances the ability of the Sub-Adviser to manage the Fund or is acquired through the commissions paid on portfolio transactions of other funds or clients.
Based on their review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Fund were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, concluded that the terms of each Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to the Fund and that the Advisory Agreements be renewed.
II. Nuveen Winslow International Small Cap Fund
For purposes of this Part II, the “Fund” is the Nuveen Winslow International Small Cap Fund.
At a meeting held on April 11-12, 2017 (for purposes of this Part II, the “Meeting”), the Board Members were asked to approve the advisory arrangements for the Fund. At the Meeting, the Board Members, including the Independent Board Members, considered and approved the investment management agreement (for purposes of this Part II, the “Investment Management Agreement”) between the Fund and Nuveen Fund Advisors, LLC (the “Adviser”), and the investment sub-advisory agreement (for purposes of this Part II, the “Sub-Advisory Agreement”) between the Adviser and Winslow
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Capital Management, LLC (the “Sub-Adviser”). For purposes of this Part II, the Adviser and the Sub-Adviser are each hereafter a “Fund Adviser” and the Investment Management Agreement and the Sub-Advisory Agreement are each hereafter an “Advisory Agreement.”
To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Independent Board Members had received, in adequate time in advance of the Meeting or at prior meetings, materials which outlined, among other things:
•	the nature, extent and quality of the services expected to be provided by the Fund Adviser;
•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;
•	the expertise and background of the Fund Adviser with respect to the Fund’s investment strategy;
•	certain performance-related information (as described below);
•	the profitability of Nuveen and its affiliates for their advisory activities;
•	the proposed management fees of the Fund Adviser, including comparisons of such fees with the management fees of comparable funds;
•	the expected expenses of the Fund, including comparisons of the Fund’s expected expense ratio with the expense ratios of comparable funds; and
•	the soft dollar practices of the Fund Adviser, if any.
At the Meeting and/or prior meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/or prior meetings, the Independent Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Independent Board Members considered the Advisory Agreements. As outlined in more detail below, the Independent Board Members considered all factors they believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services expected to be provided by the Fund Advisers; (b) investment performance, as described below; (c) the advisory fees and costs of the services expected to be provided to the Fund and the profitability of the Fund Advisers; (d) the extent of any anticipated economies of scale; (e) any benefits expected to be derived by the Fund Advisers from their relationships with the Fund; and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s Advisory Agreements.
A. Nature, Extent and Quality of Services
The Independent Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. Given that the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations, personnel and services. As the Independent Board Members meet regularly throughout the year to oversee the Nuveen funds, including funds currently advised by the Fund Advisers, the Independent Board Members have relied upon their knowledge from their meetings and any other interactions throughout the year with the respective Fund Adviser in evaluating the Advisory Agreements.
At the Meeting and/or at prior meetings, the Independent Board Members reviewed materials outlining, among other things, the respective Fund Adviser’s organization and business; the types of services that such Fund Adviser or its affiliates provide to the Nuveen funds (as applicable) and are expected to provide to the Fund; and the experience of the respective Fund Adviser with applicable investment strategies. Further, at the Meeting and/or at prior meetings, the Independent Board Members have evaluated the background and experience of the relevant investment personnel.
With respect to services, the Board noted that the Fund would be a registered investment company that would operate in a regulated industry. In considering the services that were expected to be provided by the Fund Advisers, the Board recognized that the Adviser provides a comprehensive set of services to manage and operate the Nuveen funds, including: (a) product management (such as setting dividends; positioning the product in the marketplace; managing the relationships with the distribution platforms; maintaining and enhancing shareholder communications; and reporting to the Board); (b) investment services (such as overseeing sub-advisers and other service providers; analyzing investment performance and risks; overseeing risk management and disclosure; developing and interpreting investment policies; assisting in the development of products; helping to prepare financial statements and marketing disclosures; and overseeing trade execution); (c) fund administration (such as helping to prepare fund tax returns and complete other tax compliance matters; and helping to prepare regulatory filings and shareholder reports); (d) fund Board administration (such as preparing Board materials and organizing and providing assistance for Board meetings); (e) compliance (such as helping to devise and maintain the Nuveen funds’ compliance program and related testing); and (f) legal support (such as helping to prepare registration statements and proxy statements; interpreting regulations and policies; and overseeing fund activities).
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Annual Investment Management Agreement Approval Process (continued)
The Independent Board Members noted that the Adviser would oversee the Sub-Adviser, which was expected to primarily provide the portfolio advisory services to the Fund. In addition, the Board Members recognized the Sub-Adviser’s relevant experience and expertise, as well as the Adviser’s assessment of the investment philosophy and process of the expected portfolio management team.
Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services expected to be provided to the Fund under each Advisory Agreement were satisfactory.
B. Investment Performance
The Fund was new and, therefore, did not have its own performance history. The Independent Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser and sub-advised by the Sub-Adviser. The Independent Board Members also recognized that the Fund would be the successor to the International Fund, LLC (the “Predecessor Fund”), a private fund that was being converted into the Fund, and that the portfolio team managing the Predecessor Fund was expected to be the portfolio management team of the Fund. In considering the experience of the portfolio management team, the Board considered that while at another investment adviser, one portfolio manager had managed the Predecessor Fund since its inception in December 2011 and a co-portfolio manager since 2014 before they joined the Sub-Adviser along with another analyst in March 2016. The Independent Board Members reviewed certain composite performance information relating to the relevant international small cap strategy (which included the Predecessor Fund) for various time periods, including returns for the one-year, three-year, and five-year/since inception periods as of December 31, 2016, and calendar year returns for 2012 through 2016.
C. Fees, Expenses and Profitability
1. Fees and Expenses
In evaluating the management fees and expenses that the Fund was expected to bear, the Independent Board Members considered, among other things, the Fund’s proposed management fee structure, the rationale for its proposed fee levels, and its expected expense ratio in absolute terms as well as compared with the fees and expense ratios of comparable funds. Accordingly, the Independent Board Members reviewed, among other things, the proposed maximum gross management fee and estimated net total expense ratio for the Fund, as well as comparative fee and expense data pertaining to the Fund’s peers in the Lipper category in which the Fund is expected to be classified. The Independent Board Members also considered that the proposed maximum gross management fee rate and estimated net total expense ratio for the Fund were each below the respective median for such Lipper category. Further, the Independent Board Members considered the Fund’s proposed sub-advisory fee rate.
In addition, the Independent Board Members considered the Fund’s fund-level and complex-wide breakpoint schedules (described in further detail below), and any applicable fee waivers and expense reimbursements expected to be provided.
Based on their review of the fee and expense information provided, the Independent Board Members determined that the Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services to be provided to the Fund.
2. Comparisons with the Fees of Other Clients
At the Meeting and/or at prior meetings, the Board considered information regarding the fees that the Fund Advisers assess to the Nuveen funds compared to those of other clients, as described in further detail below. With respect to non-municipal funds, such other clients of the Adviser and/or its affiliated sub-advisers may include: separately managed accounts (such as retail, institutional or wrap accounts), other investment companies that are not offered by Nuveen but are sub-advised by one of Nuveen’s affiliated sub-advisers, foreign investment companies offered by Nuveen, and collective investment trusts.
The Board recognized that the Fund would have an affiliated sub-adviser. With respect to affiliated sub-advisers, the Board has previously reviewed, among other things, the range of advisory fee rates and average fee rate assessed for the different types of clients. The Board has also reviewed information regarding the different types of services expected to be provided to the Fund compared to those provided to these other clients, which typically do not require the same breadth of day-to-day services required for registered funds. Further, the Board has previously considered information regarding the differences in, among other things, the distribution systems, investment policies, investor profiles, and account sizes between the Nuveen funds and the other types of clients. In addition, the Independent Board Members have also previously recognized that the management fee rates of the foreign funds advised by the Adviser may also vary due to, among other things, differences in the client base, governing bodies, operational complexities and services covered by the management fee. The Independent Board Members have recognized that the foregoing variations result in different economics among the product structures and culminate in varying management fees among the types of clients and funds.
The Board also was aware that, since the Fund would have a sub-adviser, its management fee reflected two components, the fee that would be retained by the Adviser for its services and the fee the Adviser would pay to the Sub-Adviser. The Board noted that many of the administrative services that the Adviser was expected to provide to support the Fund may not be required to the same extent or at all for the institutional clients or other clients. In general, the Board has noted that higher fee levels reflect higher levels of service provided by the Fund Adviser, increased investment manage-
52

ment complexity, greater product management requirements and higher levels of business risk or some combination of the foregoing. Given the inherent differences in the various products, particularly the extensive services expected to be provided to the Fund, the Independent Board Members concluded such facts justify the different levels of fees.
3. Profitability of Fund Advisers
In conjunction with their review of fees at the Meeting and/or at prior meetings, the Independent Board Members have considered the profitability of Nuveen for its advisory activities on an absolute basis and in comparison to other investment advisers. At the Meeting and/or at prior meetings, the Independent Board Members have reviewed, among other things, Nuveen’s adjusted operating margins, the gross and net revenue margins (pre-tax and after-tax) for advisory activities for the Nuveen funds, and the revenues, expenses, and net income (pre-tax and after-tax) of Nuveen. The Independent Board Members have also reviewed an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability. Additionally, the Independent Board Members noted that the sub-advisory fee for the Fund would be paid by the Adviser, however, the Board recognized that the Sub-Adviser is affiliated with Nuveen. At the Meeting and/or at prior meetings, the Independent Board Members have recognized that profitability data is rather subjective as various allocation methodologies may be reasonable to employ but yet yield different results. The Board has also reviewed the results of certain alternative methodologies. The Board has considered the allocation methodology employed to prepare the profitability data as well as a summary of the refinements to the methodology that had been adopted over the years which may limit some of the comparability of Nuveen’s revenue margins over time. Two Independent Board Members have also served as point persons for the Board to review and discuss the methodology employed to develop the profitability analysis and any proposed changes thereto and to keep the Board apprised of such changes.
At the Meeting and/or at prior meetings, the Board has also considered Nuveen’s adjusted operating margins compared to that of other comparable investment advisers (based on asset size and composition) with publicly available data. The Independent Board Members have recognized, however, the limitations of the comparative data as the other advisers may have a different business mix, employ different allocation methodologies, have different capital structure and costs, may not be representative of the industry or other factors that limit the comparability of the profitability information. Nevertheless, the Independent Board Members have noted that Nuveen’s adjusted operating margins appeared comparable to the adjusted margins of the peers.
Further, as the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), the Board has reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves to have a fuller understanding of the financial condition and strength of the TIAA complex, together with Nuveen.
Based on the information provided, the Independent Board Members have noted that the Adviser appeared to be sufficiently profitable to operate as a viable investment management firm and to honor its obligations as a sponsor of the Nuveen funds.
With respect to the Sub-Adviser, the Independent Board Members have also considered the profitability of the Sub-Adviser from its relationship with the Nuveen funds. The Independent Board Members have previously reviewed the Sub-Adviser’s revenues, expenses and revenue margins (pre- and post-tax) for its advisory activities.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts expected to be paid to a Fund Adviser by the Fund as well as indirect benefits (such as soft dollar arrangements), if any, the Fund Adviser and its affiliates are expected to receive that would be directly attributable to the management of the Fund. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Fund.
Based on their review, the Independent Board Members have determined that the Adviser’s and the Sub Adviser’s levels of profitability are reasonable in light of the respective services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members have recognized that, in general, as the assets of a particular fund or the Nuveen complex in the aggregate increase over time, economies of scale may be realized with respect to the management of the funds. In this regard, the Independent Board Members considered whether the Fund could be expected to benefit from any economies of scale. Although the Independent Board Members have recognized that economies of scale are difficult to measure with precision, they have noted that there are several acceptable means to share economies of scale, including through breakpoints in the management fee schedule reducing the fee rates as asset levels grow, fee waiver and expense limitation agreements, and the Adviser’s investment in its business which can enhance the services provided to the Nuveen funds.
Subject to certain exceptions, the funds in the Nuveen complex pay a management fee to the Adviser which is generally comprised of a fund-level component and a complex-level component. Generally, the fund level fee component declines as the assets of a particular fund grow. Accordingly, the Independent Board Members reviewed and considered the proposed management fee for the Fund, taking into account the fund-level breakpoints. In addition, at the Meeting and/or at prior meetings, the Board has also considered the Nuveen funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, generally, the complex-level fee component declines when eligible assets of the funds in the Nuveen complex combined grow. In evaluating the complex-wide fee arrangement, the Independent Board Members have considered that such arrangement was designed
53

Annual Investment Management Agreement Approval Process (continued)
to capture economies of scale achieved when total fund complex assets increase, even if the assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex, and therefore all funds should benefit if these costs are spread over a larger asset base. Additionally, the Independent Board Members considered the Fund’s proposed temporary expense cap.
Further, the Board has noted that economies of scale may be shared through the Adviser’s investment in its business and, at the Meeting and/or at prior meetings, the Independent Board Members have recognized the Adviser’s ongoing investment in its business to expand or enhance the services provided to the Nuveen funds. In this regard, the Independent Board Members have noted, among other things, the additions to groups who play a key role in supporting the funds including in fund administration, operations, fund governance, investment services, compliance, product management, retail distribution and technology. The Independent Board Members have also recognized the investments in systems necessary to manage the funds including in areas of risk oversight, information technology and compliance.
Based on their review, the Independent Board Members concluded that the proposed fee structure was acceptable and reflected economies of scale to be shared with the Fund’s shareholders when assets under management increase.
E. Indirect Benefits
In evaluating fees, the Independent Board Members considered information received at the Meeting and/or at prior meetings regarding other additional benefits that a Fund Adviser or its affiliates may receive as a result of their relationship with the Fund, including compensation paid to affiliates and research received in connection with brokerage transactions (i.e., soft dollar arrangements). In this regard, the Independent Board Members considered, among other things, any distribution fees and shareholder services fees expected to be received and retained by the Fund’s principal underwriter, an affiliate of the Adviser (including fees to be received pursuant to any 12b-1 plan).
In addition to the above, the Independent Board Members considered that the Fund’s portfolio transactions will be allocated by the Sub-Adviser and the Sub-Adviser may benefit from research received through soft dollar arrangements. The Board has noted, however, that with respect to transactions in fixed income securities, such securities generally trade on a principal basis and do not generate soft dollar credits. Although the Board recognized that the Sub-Adviser may benefit from a soft dollar arrangement if it does not have to pay for this research out of its own assets, the Board also recognized that any such research may benefit the Fund to the extent it enhances the ability of the Sub-Adviser to manage the Fund.
Based on their review, the Independent Board Members concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the Fund were reasonable and within acceptable parameters.
F. Approval
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of the Investment Management Agreement and the Sub-Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services to be provided to the Fund and that the Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.
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Notes
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Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment management arm of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
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To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
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Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    MSA-WINSL-0119P781056-INV-B-03/20

Mutual Funds
31 January
2019
Nuveen Equity Funds
Fund Name
Nuveen Winslow International Large Cap Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
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Table
of Contents

3

Chairman’s Letter to Shareholders
Dear Shareholders,
The global economy seemed to reach a turning point in 2018. Deregulation and tax law changes, which lowered corporate and individual tax rates and encouraged companies to repatriate overseas profits, helped boost U.S. economic growth and amplify corporate earnings during 2018. However, economic growth in Europe, China and Japan slowed, with trade tensions, unpredictable politics and tightening financial conditions weighing on consumer and business spending. Corporate earnings provided more positive than negative surprises, although expectations were lower by the fourth quarter of 2018 and markets were more concerned about weaker profits in the future, leading to elevated market volatility.
Although downside risks appear to be rising, we believe the likelihood of a near-term recession remains low. Global growth is indeed slowing, but it’s still positive. The U.S. economy remains strong, even in the face of late-cycle pressures. Low unemployment and firming wages should continue to support consumer spending, and the November mid-term elections resulted in change, but no major surprises. In China, the government remains committed to using fiscal stimulus to offset softening exports. Europe also remains vulnerable to trade policy as well as Brexit uncertainty, but underlying strengths in European economies, including low unemployment that drives domestic demand, remain supportive of a mild expansion. In a slower growth environment, there are opportunities for investors who seek them more selectively.
We expect volatility and challenging conditions to persist in 2019 but also think there is potential for upside. You can prepare your investment portfolio by working with your financial advisor to review your goals, timeline and risk tolerance. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
March 25, 2019

4

Portfolio Managers’
Comments
Nuveen Winslow International Large Cap Fund
The Nuveen Winslow International Large Cap Fund features portfolio management by Winslow Capital Management, LLC (Winslow Capital), an affiliate of Nuveen, LLC. The Fund’s portfolio is managed by Adam J. Kuhlmann and Dean G. DuMonthier, CFA.
Here they discuss their management strategies and the performance of the Fund during the abbreviated semi-annual reporting period from the Fund’s commencement of operations on December 12, 2018 through January 31, 2019.
How did the Fund perform during the abbreviated semi-annual reporting period ended January 31, 2019?
The table in the Fund Performance and Expense Ratios section of this report also provides total returns for the Fund from the Fund’s commencement of operations on December 12, 2018 through the reporting period ended January 31, 2019. Comparative performance information is provided for the Fund’s Class A Shares at net asset value (NAV). During the abbreviated reporting period, the Fund’s Class A Shares at NAV outperformed the MSCI ACWI ex USA Index.
What strategies were used to manage the Fund during the abbreviated semi-annual reporting period ended January 31, 2019 and how did these strategies influence performance?
The Fund is designed to provide the potential for long-term capital appreciation. We seek to achieve this by investing a substantial portion of the Fund’s assets in equity securities of large-capitalization companies, which are companies having a market capitalization in excess of $4 billion at the time of purchase, and invests at least 80% of its net assets in securities of non-U.S. companies. The Fund may invest up to 15% of its net assets in equity securities of companies located in emerging market countries.
We seek to invest in companies with improving fundamental profiles as well as sustainable, above-average earnings growth, high or rising returns on invested capital and reasonable relative valuations. In selecting securities, we initially narrow the investable universe using a quantitative screen that evaluates and ranks equity securities within regional peer groups. We conduct a regular review of the remaining securities’ fundamental characteristics, including revenue and earnings growth, positive earnings revisions, earnings consistency, high or improving returns on invested capital and free cash flow, reasonable financial leverage and attractive relative valuation, to further narrow the list of investable securities. Finally, we conduct a qualitative fundamental review of the remaining securities in order to select securities for the Fund’s portfolio.
We generally will sell an equity security for any of the following reasons: the company’s business fundamentals are deteriorating; there has been a decline in investor sentiment; the security has become significantly overvalued; to maintain portfolio construction and risk control guidelines; or to replace the security with that of a company with better performance potential.
The primary driver of the outperformance was stock selection in Japan. From a country perspective, the Fund benefited from an underweight to Japan that underperformed during the reporting period as economic activity slowed in the region. The Fund also benefited from an overweight to Australia, but a slight underweight in Canada proved to be a slight drag as energy prices rebounded. From a sector perspective, stock selection was most effective within consumer staples and energy sectors. The Fund benefited from an underweighting to the communications services sector as the sector performed poorly during the reporting period.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
5

Risk Considerations
Nuveen Winslow International Large Cap Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency and growth stock risks, are described in detail in the Fund’s prospectus.
6

Fund Performance and Expense Ratios
The Fund Performance and Expense Ratios for the Fund are shown within this section of the report.
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursement, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.
7

Fund Performance and Expense Ratios (continued)
Nuveen Winslow International Large Cap Fund
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Cumulative Total Returns as of January 31, 2019
Cumulative
Since Inception
Class A Shares at NAV	5.25%
Class A Shares at maximum Offering Price	(0.80)%
MSCI ACWI ex USA Index	3.68%
Class C Shares	5.15%
Class R6 Shares	5.30%
Class I Shares	5.30%
Cumulative Total Returns as of December 31, 2018 (Most Recent Calendar Quarter)
Cumulative
Since Inception
Class A Shares at NAV	(2.40)%
Class A Shares at maximum Offering Price	(8.01)%
Class C Shares	(2.45)%
Class R6 Shares	(2.40)%
Class I Shares	(2.40)%
Since inception returns are from 12/12/18. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class R6	Class I
Gross Expense Ratios	1.93%	2.68%	1.59%	1.68%
Net Expense Ratios	1.19%	1.94%	0.85%	0.94%
The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2021 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
8

Holding Summaries    as of January 31, 2019
This data relates to the securities held in the Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Nuveen Winslow International Large Cap Fund
Fund Allocation (% of net assets)
Common Stocks	97.5%
Repurchase Agreements	2.0%
Other Assets Less Liabilities	0.5%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
Nestle SA	2.3%
Toyota Motor Corp	2.2%
Novartis AG	2.2%
Neste Oyj	2.1%
BHP Group Ltd	2.0%

Portfolio Composition (% of net assets)
Banks	14.9%
Beverages	6.8%
Oil, Gas & Consumable Fuels	6.3%
Insurance	5.0%
Software	4.4%
Chemicals	4.2%
Pharmaceuticals	3.9%
Health Care Equipment & Supplies	3.6%
Metals & Mining	3.2%
Multi-Utilities	2.7%
Airlines	2.7%
Capital Markets	2.4%
Aerospace & Defense	2.4%
Hotels, Restaurants & Leisure	2.4%
Food Products	2.3%
Real Estate Management & Development	2.3%
Automobiles	2.2%
Auto Components	2.1%
Leisure Products	1.8%
IT Services	1.6%
Textiles, Apparel & Luxury Goods	1.5%
Other	18.8%
Repurchase Agreements	2.0%
Other Assets Less Liabilities	0.5%
Net Assets	100%

Country Allocation (% of net assets)
Japan	18.1%
United Kingdom	14.4%
Switzerland	11.2%
Australia	8.9%
Germany	7.3%
Canada	6.3%
France	6.2%
Israel	4.4%
Netherlands	4.0%
Singapore	3.0%
Other	15.7%
Other Assets Less Liabilities	0.5%
Net Assets	100%
9

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund’s expense example below reflects only the first 51 days of the Fund’s operations, it may not provide a meaningful understanding of the Fund’s ongoing expenses.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2019.
The beginning of the period is December 12, 2018.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Winslow International Large Cap Fund
	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,052.50	$1,051.50	$1,053.00	$1,053.00
Expenses Incurred During the Period	$ 1.65	$ 2.72	$ 1.29	$ 1.29
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,005.38	$1,004.33	$1,005.73	$1,005.73
Expenses Incurred During the Period	$ 1.61	$ 2.66	$ 1.26	$ 1.26
For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of 1.15%, 1.90%, 0.90%, and 0.90% for Classes A, C, R6, and I, respectively, multiplied by the average account value over the period, multiplied by 51/365 (to reflect 51 days in the period since commencement of operations).
10

Nuveen Winslow International Large Cap Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.5%
	COMMON STOCKS – 97.5%
	Aerospace & Defense – 2.4%
9,825	BAE Systems PLC, (2)	$66,096
41	Dassault Aviation SA	61,054
	Total Aerospace & Defense	127,150
	Air Freight & Logistics – 1.0%
1,705	Deutsche Post AG, (2)	50,359
	Airlines – 2.7%
8,720	International Consolidated Airlines Group SA, (2), (3)	73,584
1,900	Japan Airlines Co Ltd, (2)	69,176
	Total Airlines	142,760
	Auto Components – 2.1%
1,200	Aisin Seiki Co Ltd, (2)	47,442
560	Cie Generale des Etablissements Michelin SCA, (2)	60,828
	Total Auto Components	108,270
	Automobiles – 2.2%
1,900	Toyota Motor Corp, (2)	116,945
	Banks – 14.9%
7,890	Bank Hapoalim BM, (2)	53,480
8,000	Bank Leumi Le-Israel BM, (2)	52,891
19,000	BOC Hong Kong Holdings Ltd, (2)	73,415
850	Canadian Imperial Bank of Commerce	72,072
5,000	DBS Group Holdings Ltd, (2)	89,113
3,600	DNB ASA, (2)	63,897
4,675	ING Groep NV, (2)	55,473
700	KBC Group NV, (2)	47,523
91,500	Lloyds Banking Group PLC, (2)	69,756
900	Royal Bank of Canada	68,509
1,900	Sumitomo Mitsui Financial Group Inc., (2)	70,684
3,600	United Overseas Bank Ltd, (2)	67,468
	Total Banks	784,281
	Beverages – 6.8%
1,650	Coca-Cola European Partners PLC	78,507
1,910	Coca-Cola HBC AG, (2)	64,193
3,400	Kirin Holdings Co Ltd, (2)	81,171
450	Pernod Ricard SA, (2)	74,661
11

Nuveen Winslow International Large Cap Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Beverages (continued)
5,380	Treasury Wine Estates Ltd, (2)	$ 60,547
	Total Beverages	359,079
	Building Products – 1.4%
1,860	Kingspan Group PLC, (2)	76,072
	Capital Markets – 2.4%
5,515	3i Group PLC, (2)	61,551
790	Macquarie Group Ltd, (2)	67,188
	Total Capital Markets	128,739
	Chemicals – 4.2%
9,300	Mitsubishi Chemical Holdings Corp, (2)	79,920
720	Sika AG, (2)	95,080
1,100	Umicore SA, (2)	46,505
	Total Chemicals	221,505
	Commercial Services & Supplies – 1.3%
8,910	Brambles Ltd, (2)	69,132
	Construction & Engineering – 1.2%
700	Eiffage SA, (2)	65,580
	Electric Utilities – 1.1%
5,000	CLP Holdings Ltd, (2)	58,235
	Electrical Equipment – 1.0%
4,100	Mitsubishi Electric Corp, (2)	51,591
	Energy Equipment & Services – 1.3%
9,930	BP PLC, (2)	67,833
	Food & Staples Retailing – 1.4%
2,855	Koninklijke Ahold Delhaize NV, (2)	75,218
	Food Products – 2.3%
1,380	Nestle SA, (2)	120,314
	Health Care Equipment & Supplies – 3.6%
4,900	Smith & Nephew PLC, (2)	92,310
135	Straumann Holding AG, (2)	98,013
	Total Health Care Equipment & Supplies	190,323
	Health Care Providers & Services – 1.0%
3,000	Sonic Healthcare Ltd, (2)	50,321
	Hotels, Restaurants & Leisure – 2.4%
3,190	Aristocrat Leisure Ltd, (2)	57,374
12

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
1,182	InterContinental Hotels Group PLC, (2)	$ 67,170
	Total Hotels, Restaurants & Leisure	124,544
	Household Durables – 0.9%
2,900	Sekisui Chemical Co Ltd, (2)	45,012
	Insurance – 5.0%
253	Allianz SE, (2)	53,679
3,000	Manulife Financial Corp	48,198
1,400	Sompo Holdings Inc., (2)	52,786
127	Swiss Life Holding AG, (2)	52,394
185	Zurich Insurance Group AG, (2)	58,063
	Total Insurance	265,120
	IT Services – 1.6%
504	Wirecard AG, (2)	83,572
	Leisure Products – 1.8%
2,200	Bandai Namco Holdings Inc., (2)	97,189
	Life Sciences Tools & Services – 0.9%
186	Lonza Group AG, (2)	49,141
	Metals & Mining – 3.2%
4,130	BHP Group Ltd, (2)	105,451
23,630	South32 Ltd, (2)	60,463
	Total Metals & Mining	165,914
	Multiline Retail – 0.7%
1,400	Dollarama Inc.	37,686
	Multi-Utilities – 2.7%
3,200	RWE AG, (2)	79,589
3,035	Veolia Environnement SA, (2)	64,117
	Total Multi-Utilities	143,706
	Oil, Gas & Consumable Fuels – 6.3%
1,230	Neste Oyj, (2)	112,693
3,500	Repsol SA, (2)	61,435
2,606	Royal Dutch Shell PLC, (2)	80,913
16,500	Snam SpA, (2)	78,793
	Total Oil, Gas & Consumable Fuels	333,834
	Paper & Forest Products – 1.1%
2,390	Mondi PLC, (2)	57,798
	Personal Products – 1.2%
1,155	Unilever PLC, (2)	60,677
13

Nuveen Winslow International Large Cap Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Pharmaceuticals – 3.9%
540	Bayer AG, (2)	$40,930
1,325	Novartis AG, (2)	115,673
1,070	Novo Nordisk A/S, (2)	50,147
	Total Pharmaceuticals	206,750
	Real Estate Management & Development – 2.3%
6,000	CK Asset Holdings Ltd, (2)	50,513
500	Daito Trust Construction Co Ltd, (2)	69,446
	Total Real Estate Management & Development	119,959
	Semiconductors & Semiconductor Equipment – 1.4%
500	Tokyo Electron Ltd, (2)	73,010
	Software – 4.4%
550	Check Point Software Technologies Ltd, (3)	61,556
140	Constellation Software Inc.	104,484
580	Nice Ltd, (2)	63,943
	Total Software	229,983
	Technology Hardware, Storage & Peripherals – 0.8%
2,600	Brother Industries Ltd, (2)	43,878
	Textiles, Apparel & Luxury Goods – 1.5%
325	adidas AG, (2)	77,331
	Wireless Telecommunication Services – 1.1%
700	SoftBank Group Corp, (2)	55,135
	Total Long-Term Investments (cost $4,868,956)	5,133,946

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.0%
	REPURCHASE AGREEMENTS – 2.0%
$ 106	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/19, repurchase price $1,284,579, collateralized by $1,280,000 U.S. Treasury Notes, 2.875%, due 4/30/25, value $1,312,044	1.200%	2/01/19	$ 106,111
	Total Short-Term Investments (cost $106,111)			106,111
	Total Investments (cost $4,975,067) – 99.5%			5,240,057
	Other Assets Less Liabilities – 0.5%			24,569
	Net Assets – 100%			$ 5,264,626
14

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for more information.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
15

Statement of Assets and Liabilities
January 31, 2019
(Unaudited)

Assets
Long-term investments, at value (cost $4,868,956)	$5,133,946
Short-term investments, at value (cost approximates value)	106,111
Cash	4,216
Receivable for:
Dividends	1,227
Investments sold	109,975
From Adviser	4,211
Reclaims	226
Total assets	5,359,912
Liabilities
Payable for investments purchased	81,484
Accrued expenses:
Custodian fees	6,623
Trustees fees	7
12b-1 distribution and service fees	27
Other	7,145
Total liabilities	95,286
Net assets	$5,264,626
Class A Shares
Net assets	$ 26,314
Shares outstanding	1,250
Net asset value ("NAV") per share	$ 21.05
Offering price per share (NAV per share plus maximum sales charge of 5.75% of offering price)	$ 22.33
Class C Shares
Net assets	$ 26,286
Shares outstanding	1,250
NAV and offering price per share	$ 21.03
Class R6 Shares
Net assets	$5,185,703
Shares outstanding	246,250
NAV and offering price per share	$ 21.06
Class I Shares
Net assets	$ 26,323
Shares outstanding	1,250
NAV and offering price per share	$ 21.06
Fund level net assets consist of:
Capital paid-in	$5,000,000
Total distributable earnings	264,626
Fund level net assets	$5,264,626
Authorized shares - per class	Unlimited
Par value per share	$ 0.01
See accompanying notes to financial statements.
16

Statement of Operations
For the period December 12, 2018 (commencement of operations) through January 31, 2019
(Unaudited)

Investment Income
Dividends	$ 14,336
Foreign tax withheld on dividend income	(896)
Total investment income	13,440
Expenses
Management fees	5,307
12b-1 service fees - Class A Shares	9
12b-1 distibution and service fees - Class C Shares	35
Shareholder servicing agent fees	478
Custodian fees	6,623
Trustees fees	27
Professional fees	4,424
Shareholder reporting expenses	1,741
Federal and state registration fees	133
Other	670
Total expenses before fee waiver/expense reimbursement	19,447
Fee waiver/expense reimbursement	(13,117)
Net expenses	6,330
Net investment income (loss)	7,110
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency	(7,288)
Change in net unrealized appreciation (depreciation) of investments and foreign currency	264,804
Net realized and unrealized gain (loss)	257,516
Net increase (decrease) in net assets from operations	$264,626
See accompanying notes to financial statements.
17

Statement of Changes in Net Assets
(Unaudited)

For the Period 12/12/18 (commencement of operations) through 1/31/19
Operations
Net investment income (loss)	$ 7,110
Net realized gain (loss) from investments and foreign currency	(7,288)
Change in net unrealized appreciation (depreciation) of investments and foreign currency	264,804
Net increase (decrease) in net assets from operations	264,626
Fund Share Transactions
Proceeds from sale of shares	5,000,000
Net increase (decrease) in net assets from Fund share transactions	5,000,000
Net increase (decrease) in net assets	5,264,626
Net assets at the end of period	$5,264,626
See accompanying notes to financial statements.
18

THIS PAGE INTENTIONALLY LEFT BLANK
19

Financial Highlights
(Unaudited)
Nuveen Winslow International Large Cap Fund
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (12/18)
2019(e)	$20.00	$0.02	$1.03	$1.05	$—	$—	$—	$21.05
Class C (12/18)
2019(e)	20.00	—	1.03	1.03	—	—	—	21.03
Class R6 (12/18)
2019(e)	20.00	0.03	1.03	1.06	—	—	—	21.06
Class I (12/18)
2019(e)	20.00	0.03	1.03	1.06	—	—	—	21.06
20

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement		Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

5.25%	$ 26	3.04%*	(1.12)%*	1.15%*	0.77%*	2%

5.15	26	3.78*	(1.86)*	1.90*	0.03*	2

5.30	5,186	2.78*	(0.85)*	0.90*	1.02*	2

5.30	26	2.78*	(0.86)*	0.90*	1.03*	2
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, Management Fees for more information.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the period December 12, 2018 (commencement of operations) through January 31, 2019.
*	Annualized.
See accompanying notes to financial statements.
21

Notes to Financial Statements
(Unaudited)
1.  General Information and Significant Accounting Policies
General Information
Trust and Fund Information
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Winslow International Large Cap Fund (the "Fund"), as a diversified fund, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.
The end of the reporting period for the Fund is January 31, 2019, and the period covered by these Notes to Financial Statements is the fiscal period December 12, 2018 (commencement of operations) through January 31, 2019 (the “current fiscal period”).
Investment Adviser
The Fund's investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund's portfolios, manages the Fund's business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Winslow Capital Management, LLC, (the “Sub-Adviser”), an affiliate of Nuveen, under which the Sub-Adviser manages the investment portfolio of the Fund.
Investment Objectives
Each Fund's investment objective is to seek long-term capital appreciation.
Each Fund's most recent prospectus provides further descriptions of each Fund's investment objective, principal investment strategies and principal risks.
Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification (ASC) Topic 946 "Financial Services-Investment Companies." The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the Fund did not have any outstanding when-issued/delayed delivery purchase commitments.
Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydown gains and losses, if any.
Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.
22

Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge and incur a 0.25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares ten years after purchase. Class R6 Shares and Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.
Multiclass Operations and Allocations
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Netting Agreements
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivative Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.
The Fund's investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3  –  Portfolio Securities and Investments in Derivatives.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the current fiscal period. Actual results may differ from those estimates.
2.  Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs
23

Notes to Financial Statements (Unaudited) (continued)
reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the Nasdaq National Market (“Nasdaq”) are valued at the Nasdaq Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the quoted bid price and are generally classified as Level 2. Prices of certain American Depositary Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price or the most recent bid price of the underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to- ADR conversion ratio and foreign exchange rate, and from time-to-time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the New York Stock Exchange (“NYSE”), which may represent a transfer from a Level 1 to a Level 2 security.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service ("pricing service"). As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares. If significant market events occur between the time of determination of the closing price of a foreign security on an exchange and the time that the Fund's NAV is determined, or if under the Fund's procedures, the closing price of a foreign security is not deemed to be reliable, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Board. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$1,649,373	$3,484,573**	$ —	$5,133,946
Short-Term Investments:
Repurchase Agreements	—	106,111	—	106,111
Total	$1,649,373	$3,590,684	$ —	$5,240,057

*	Refer to the Fund's Portfolio of Investments for industry classifications.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
24

3.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Foreign Currency Transactions
To the extent that the Fund may invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.
As of the end of the reporting period, the Fund's investments in non-U.S. securities were as follows:
	Value	% of Net Assets
Country:
Japan	$ 953,385	18.1%
United Kingdom	759,475	14.4
Switzerland	588,678	11.2
Australia	470,476	8.9
Germany	385,460	7.3
Canada	330,949	6.3
France	326,240	6.2
Israel	231,870	4.4
Netherlands	211,604	4.0
Singapore	156,581	3.0
Other	719,228	13.7
Total non-U.S. securities	$5,133,946	97.5%
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern Time. Investment transactions, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.
The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) foreign currency, (ii) investments (iii) investments in derivatives and (iv) other assets and liabilities are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
25

Notes to Financial Statements (Unaudited) (continued)
Counterparty	Short-Term Investments, at Value	Collateral Pledged (From) Counterparty*	Net Exposure
Fixed Income Clearing Corporation	$106,111	$(106,111)	$ —
* As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the repurchase agreements. Refer to the Fund’s Portfolio of Investments for details on the repurchase agreements.
Investments in Derivatives
The Fund is authorized to invest in certain derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
4.  Fund Shares
Transactions in Fund shares during the current fiscal period were as follows:
	For the Period 12/12/18 (commencement of operations) through 1/31/19
	Shares	Amount
Shares sold:
Class A	1,250	$ 25,000
Class C	1,250	25,000
Class R6	246,250	4,925,000
Class I	1,250	25,000
Net increase (decrease)	250,000	$5,000,000
5.  Investment Transactions
Long-term purchases and sales during the current fiscal period aggregated $4,983,283 and $111,626, respectively.
6.  Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
26

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAV of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis as of January 31, 2019.

Tax cost of investments	$4,975,067
Gross unrealized:
Appreciation	$ 288,190
Depreciation	(23,200)
Net unrealized appreciation (depreciation) of investments	$ 264,990
7.  Management Fees and Other Transactions with Affiliates
Management Fees
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
Average Daily Net Assets	Fund-Level Fee
For the first $125 million	0.6000%
For the next $125 million	0.5875
For the next $250 million	0.5750
For the next $500 million	0.5625
For the next $1 billion	0.5500
For the next $3 billion	0.5250
For the next $2.5 billion	0.5000
For the next $2.5 billion	0.4875
For net assets over $10 billion	0.4750
The annual complex-level fee, payable monthly, is calculated according to the following schedule:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end Funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of $2 billion added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of January 31, 2019, the complex-level fee rate for the Fund was 0.1595%.
27

Notes to Financial Statements (Unaudited) (continued)
The Adviser has agreed to waive fees and/or reimburse expenses through July 31, 2021 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board.
Other Transactions with Affiliates
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

12b-1 fees retained	$31
8.  New Accounting Pronouncements
Fair Value Measurement: Disclosure Framework
During August 2018, the FASB issued ASU 2018-13 (“ASU 2018-13”), Fair Value Measurement: Disclosure Framework  –  Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required by Topic 820, Fair Value Measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. During the current reporting period, management early implemented this guidance. This implementation did not have a material impact on the Funds’ financial statements.
28

Additional Fund Information
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Winslow Capital Management, LLC
80 South Eighth Street
Minneapolis, MN 55402
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
29

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
MSCI ACWI (All Country World Index) ex USA Index: An unmanaged index that captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the U.S.) and 23 Emerging Markets (EM) countries. With 1,853 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Tax Equalization: The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.
30

Annual Investment Management Agreement Approval Process
The Board of Trustees of Nuveen Investment Trust II (the “Board,” and each Trustee, a “Board Member”), including the Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), is responsible for determining whether to approve the Fund’s advisory arrangements. At a meeting held on November 12-14, 2018 (the “Meeting”), the Board Members were asked to approve the advisory arrangements for the Fund. At the Meeting, the Board Members, including the Independent Board Members, considered and approved the investment management agreement (the “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”), pursuant to which the Adviser serves as investment adviser to the Fund and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Winslow Capital Management, LLC (the “Sub-Adviser”), pursuant to which the Sub-Adviser serves as investment sub-adviser to the Fund. The Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” The Investment Management Agreement and the Sub-Advisory Agreement are each hereafter an “Advisory Agreement” and collectively, the “Advisory Agreements.”
To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Independent Board Members had received, in adequate time in advance of the Meeting or at prior meetings, materials which outlined, among other things:
•	the nature, extent and quality of the services expected to be provided by the Fund Adviser;
•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;
•	the expertise and background of the Fund Adviser with respect to the Fund’s investment strategy;
•	certain performance-related information (as described below);
•	the profitability of Nuveen and its affiliates for their advisory activities;
•	the proposed management fees of the Fund Adviser, including comparisons of such fees with the management fees of comparable funds;
•	the expected expenses of the Fund, including comparisons of the Fund’s expected expense ratio with the expense ratios of comparable funds; and
•	the soft dollar practices of the Fund Adviser, if any.
At the Meeting and/or prior meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/or prior meetings, the Independent Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Independent Board Members considered the Advisory Agreements. As outlined in more detail below, the Independent Board Members considered all factors they believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services expected to be provided by the Fund Advisers; (b) investment performance, as described below; (c) the advisory fees and costs of the services expected to be provided to the Fund and the profitability of the Fund Advisers; (d) the extent of any anticipated economies of scale; (e) any benefits expected to be derived by the Fund Advisers from their relationships with the Fund; and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s Advisory Agreements.
A. Nature, Extent and Quality of Services
The Independent Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. Given that the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations, personnel and services. As the Independent Board Members meet regularly throughout the year to oversee the Nuveen funds, including funds currently advised by the Fund Advisers, the Independent Board Members have relied upon their knowledge from their meetings and any other interactions throughout the year with the respective Fund Adviser in evaluating the Advisory Agreements.
At the Meeting and/or at prior meetings, the Independent Board Members reviewed materials outlining, among other things, the respective Fund Adviser’s organization and business; the types of services that such Fund Adviser or its affiliates provide to the Nuveen funds (as applicable) and are expected to provide to the Fund; and the experience of the respective Fund Adviser with applicable investment strategies. Further, at the Meeting and/or at prior meetings, the Independent Board Members have evaluated the background and experience of the relevant investment personnel.
31

Annual Investment Management Agreement Approval Process (continued)
With respect to services, the Board noted that the Fund would be a registered investment company that would operate in a regulated industry. In considering the services that were expected to be provided by the Fund Advisers, at the Meeting and/or at prior meetings, the Board has recognized the comprehensive set of management, oversight and administrative services the Adviser and its affiliates provide to manage and operate the Nuveen funds in a highly regulated industry. As illustrative, these services include, but are not limited to, product management; investment oversight, risk management and securities valuation services; fund accounting and administration services; board support and administration services; compliance and regulatory oversight services; and legal support. In addition to the services provided by the Adviser, the Board has also noted the business related risks the Adviser incurs in managing the Nuveen funds, including entrepreneurial, legal and litigation risks.
The Independent Board Members noted that the Adviser would oversee the Sub-Adviser, which was generally expected to provide portfolio advisory services to the Fund. In addition, the Board Members recognized the Sub-Adviser’s relevant experience and expertise.
Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services expected to be provided to the Fund under each Advisory Agreement were satisfactory.
B. Investment Performance
The Fund was new and, therefore, did not have its own performance history. The Independent Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser and sub-advised by the Sub-Adviser. In addition, the Independent Board Members noted that since March 2017, members of the Sub-Adviser’s international equities investment team have been managing an institutional separate account with the Winslow International Large Cap strategy. The Independent Board Members reviewed certain performance information relating to such strategy, including year-to-date, one-year and since inception returns as of September 30, 2018.
C. Fees, Expenses and Profitability
1. Fees and Expenses
In evaluating the management fees and expenses that the Fund was expected to bear, the Independent Board Members considered, among other things, the Fund’s proposed management fee structure and its expected expense ratio in absolute terms as well as compared with the fees and expense ratios of comparable funds. Accordingly, the Independent Board Members reviewed, among other things, the proposed maximum gross management fee and estimated gross and net total expense ratios for the Fund, as well as comparative fee and expense data pertaining to the Fund’s peers in the Lipper category in which the Fund is expected to be classified. Further, the Independent Board Members considered the Fund’s proposed sub-advisory fee rate.
In addition, the Independent Board Members considered the Fund’s proposed fund-level and complex-wide breakpoint schedules (described in further detail below), and any applicable fee waivers and expense reimbursements expected to be provided.
Based on their review of the fee and expense information provided, the Independent Board Members determined that the Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services to be provided to the Fund.
2. Comparisons with the Fees of Other Clients
At the Meeting and/or at prior meetings, the Board has reviewed information regarding the fee rates that the Fund Advisers charge for certain other types of clients and the types of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include: retail and institutional managed accounts; investment companies outside the Nuveen family; foreign investment companies offered by Nuveen; and collective investment trusts. The Board has further noted that the Adviser also advises certain exchange-traded funds (“ETFs”) sponsored by Nuveen.
In reviewing the fee rates assessed to other clients, the Board has previously reviewed, among other things, the range of fees assessed for managed accounts and foreign investment companies offered by Nuveen. The Board has also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts by the Sub-Adviser and of the non-Nuveen investment companies sub-advised by affiliated sub-advisers. In addition to the comparative fee data, the Board has also reviewed, among other things, a description of the different levels of services provided to other clients compared to the services provided to the Nuveen funds as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. With respect to ETFs, the Board has considered the differences in the passive management of Nuveen’s ETFs compared to the active management of other Nuveen funds which have also contributed to differing management fee levels compared to such other Nuveen funds. In general, the Board has noted that the higher fee levels reflect higher levels of services provided by Nuveen, increased investment management complexity, greater product management requirements and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee would be essentially for portfolio management services. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial risks incurred in sponsoring and advising a registered investment company.
32

3. Profitability of Fund Advisers
In conjunction with their review of fees, at the Meeting and/or at prior meetings, the Independent Board Members have considered Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2017 and 2016. In considering profitability, the Independent Board Members have reviewed the level of profitability realized by Nuveen including and excluding any distribution expenses incurred by Nuveen from its own resources. The Independent Board Members have also reviewed a description of the expense allocation methodology employed to develop the financial information and a summary of the history of changes to the methodology over the years. For comparability purposes, the Board has recognized that a prior year’s profitability would be restated to reflect any refinements to the methodology. The Independent Board Members were aware of the inherent limitations in calculating profitability as the use of different reasonable allocation methodologies may lead to significantly different results and in reviewing profitability margins over extended periods given the refinements to the methodology over time. The Board has noted that two Independent Board Members, along with independent counsel, serve as the Board’s liaisons to review and discuss any proposed changes to the methodology prior to the full Board’s review.
Additionally, at the Meeting and/or at prior meetings, the Independent Board Members have evaluated, among other things, Nuveen’s adjusted operating margins, gross and net revenue margins (pre-tax and after-tax) for advisory activities for the Nuveen funds, and the revenues, expenses, and net income (pre-tax and after-tax and before distribution) of Nuveen for fund advisory services for each of the last two calendar years. The Independent Board Members have also reviewed an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2017 versus 2016. The Board has noted that Nuveen recently launched its ETF product line in 2016 and reviewed the revenues, expenses and operating margin from this product line.
In addition to reviewing Nuveen’s profitability in absolute terms, the Independent Board Members have also examined comparative profitability data reviewing, among other things, the revenues, expenses and adjusted total company margins of other advisory firms that had publicly available information and comparable assets under management (based on asset size and asset composition) for 2017 and as compared to their adjusted operating margins for 2016. The Independent Board Members, however, have recognized the difficulty in comparing the profitability of various fund managers given the limited public information available and the subjective nature of calculating profitability which may be affected by numerous factors including the fund manager’s organizational structure, types of funds, other lines of business, methodology used to allocate expenses and cost of capital. Nevertheless, considering such limitations and based on the information provided, the Board has noted that Nuveen’s adjusted operating margins appeared reasonable when compared to the adjusted margins of the peers.
Aside from Nuveen’s profitability, the Board has recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). As such, the Board has also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2017 and 2016 calendar years to consider the financial strength of TIAA.
In addition, the Independent Board Members have reviewed the Sub-Adviser’s revenues, expenses and revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2017.
In evaluating the reasonableness of the compensation, the Independent Board Members have also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board has noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Independent Board Members considered whether the Fund could be expected to benefit from any economies of scale. Although the Board has recognized that economies of scale are difficult to measure, the Independent Board Members have noted that there are several methods that may be used in seeking to share economies of scale, including through breakpoints in the management fee schedule reducing the fee rates as asset levels grow, fee waivers and/or expense limitation agreements, and the Adviser’s investment in its business which can enhance the services provided to the Nuveen funds.
With respect to breakpoint schedules, because the Board has previously recognized that economies of scale may occur not only when the assets of a particular fund grow, but also when the assets in the complex grow, the Nuveen funds generally pay the Adviser a management fee comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. In general terms, the breakpoint schedule at the fund level reduces fees as assets in the particular fund pass certain thresholds and the breakpoint schedule at the complex level reduces fees on certain funds as the eligible assets in the complex pass certain thresholds. Accordingly, the Independent Board Members reviewed and considered the proposed management fees for the Fund, taking into account the fund-level breakpoints and the complex-wide fee arrangement. Additionally, the Independent Board Members considered the Fund’s proposed temporary expense cap.
In addition, the Independent Board Members have recognized the Adviser’s continued reinvestment in its business through, among other things, improvements in technology, additional staffing, product innovations and other organizational changes designed to expand or enhance the services provided to the benefit of all of the Nuveen funds.
33

Annual Investment Management Agreement Approval Process (continued)
Based on their review, the Independent Board Members concluded that the proposed fee structure was acceptable and reflected economies of scale to be shared with the Fund’s shareholders when assets under management increase.
E. Indirect Benefits
The Independent Board Members received and considered information at the Meeting and/or at prior meetings regarding other benefits that a Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In this regard, the Independent Board Members considered, among other things, any distribution fees and shareholder services fees expected to be received by the Fund’s principal underwriter, an affiliate of the Adviser (including fees to be received pursuant to any Rule 12b-1 plan).
In addition to the above, the Independent Board Members have considered whether the Sub-Adviser uses commissions paid by the Nuveen funds on portfolio transactions to obtain research products and other services (“soft dollar transactions”). In this regard, the Board has recognized that the Sub-Adviser may benefit from research received from broker-dealers that execute fund portfolio transactions. The Board, however, has noted that the benefits for sub-advisers transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions. Further, the Board has noted that although the Sub-Adviser may benefit from the receipt of research and other services that it may otherwise have to pay for out of its own resources, the research may also benefit a Nuveen fund to the extent it enhances the ability of the Sub-Adviser to manage such fund or is acquired through the commissions paid on portfolio transactions of other funds or clients.
Based on their review, the Independent Board Members concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the Fund were reasonable and within acceptable parameters.
F. Approval
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of the Investment Management Agreement and the Sub-Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services to be provided to the Fund and that the Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.
34

Notes
35

Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment management arm of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    MSA-WINLC-0119P781101-INV-B-03/20

Mutual Funds
31 January
2019
Nuveen Equity Funds
Fund Name	Class A	Class C	Class R3	Class R6	Class I
Nuveen Emerging Markets Equity Fund	NEKAX	NEKCX	—	NEKFX	NEKIX
Nuveen International Growth Fund	NBQAX	NBQCX	NBQBX	NBQFX	NBQIX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
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Table
of Contents

3

Chairman’s Letter to Shareholders
Dear Shareholders,
The global economy seemed to reach a turning point in 2018. Deregulation and tax law changes, which lowered corporate and individual tax rates and encouraged companies to repatriate overseas profits, helped boost U.S. economic growth and amplify corporate earnings during 2018. However, economic growth in Europe, China and Japan slowed, with trade tensions, unpredictable politics and tightening financial conditions weighing on consumer and business spending. Corporate earnings provided more positive than negative surprises, although expectations were lower by the fourth quarter of 2018 and markets were more concerned about weaker profits in the future, leading to elevated market volatility.
Although downside risks appear to be rising, we believe the likelihood of a near-term recession remains low. Global growth is indeed slowing, but it’s still positive. The U.S. economy remains strong, even in the face of late-cycle pressures. Low unemployment and firming wages should continue to support consumer spending, and the November mid-term elections resulted in change, but no major surprises. In China, the government remains committed to using fiscal stimulus to offset softening exports. Europe also remains vulnerable to trade policy as well as Brexit uncertainty, but underlying strengths in European economies, including low unemployment that drives domestic demand, remain supportive of a mild expansion. In a slower growth environment, there are opportunities for investors who seek them more selectively.
We expect volatility and challenging conditions to persist in 2019 but also think there is potential for upside. You can prepare your investment portfolio by working with your financial advisor to review your goals, timeline and risk tolerance. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chairman of the Board
March 25, 2019

4

Portfolio Managers’
Comments
Nuveen Emerging Markets Equity Fund
Nuveen International Growth Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC, (NAM) an affiliate of Nuveen, LLC. Reed D. Walters and David H. Lund, CFA have served as portfolio managers for the Nuveen Emerging Markets Equity Fund since its inception in November 2018. Reed D. Walters and Joseph R. O’Flaherty have served as portfolio managers for the Nuveen International Growth Fund since 2017.
On the following pages, the portfolio managers discuss key investment strategies and the six-month performance for the Nuveen International Growth Fund and the abbreviated reporting period for the Nuveen Emerging Markets Equity Fund's commencement of operations on November 27, 2018 through January 31, 2019.
Nuveen Emerging Markets Equity Fund
How did the Fund perform during the abbreviated reporting period ended January 31, 2019?
The table in the Fund Performance and Expense Ratios section of this report provides total return performance information for the since inception period ended January 31, 2019. Comparative performance information is provided for the Fund’s Class A Shares at net asset value (NAV). The Fund’s Class A Shares at NAV underperformed the MSCI Emerging Markets Index and the Lipper classification average during the abbreviated reporting period. A more detailed account of the Fund’s performance is provided later in this report.
What strategies were used to manage the Fund during the abbreviated reporting period ended January 31, 2019 and how did these strategies influence performance?
The strategy seeks long-term capital appreciation by investing in high quality, growth-oriented emerging market companies, diversified by country, sector and market cap. A thematic, cross-border approach identifies companies exhibiting strong forward-looking growth catalysts and attractive valuations.
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of emerging market issuers. The Fund will classify securities as those of an emerging market (EM) issuer based on the determination of an unaffiliated, recognized financial data provider. Such determinations are based on a number of criteria, such as the issuer’s country of domicile, the primary exchange on which the security trades, the location from which the majority of the issuer’s revenue comes and the issuer’s reporting currency. Emerging market countries include any country other than Canada, the United States and the countries comprising the MSCI EAFE Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom). The Fund seeks to invest in high quality companies with strong relative earnings growth, attractive relative valuations and adequate liquidity in emerging market countries. The Fund may invest in small-, mid- and large-cap companies.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
5

Portfolio Managers’ Comments (continued)
During the abbreviated reporting period, emerging markets overcame weakness and volatility during December 2018 to rally in January 2019. Risk aversion eased after the U.S. Federal Reserve signaled a surprisingly more dovish stance going forward, the U.S. and China prepared to resume trade negotiations and China’s central bank announced more stimulus measures to help buffer its economic slowdown.
The Fund’s return trailed that of the benchmark in the abbreviated reporting period. From a country perspective, the Fund’s exposures to China, South Korea and the United Arab Emirates were the largest detractors from relative performance, mainly due to less favorable stock selection in those countries. Conversely, Brazil, Indonesia and India were top country contributors to relative results, driven by strong stock selection there. On a sector basis, the Fund underperformed the benchmark in the health care, industrials, financials and consumer staples sectors, but fared better than the index in the communication services, materials and consumer discretionary sectors.
Once the Fund commenced operations in late November 2018, we worked to fully invest the Fund’s portfolio. We use a fundamental, bottom-up process to identify growing businesses with thematic tailwinds for long-term sustainable growth. Our approach, which seeks structural growth trends independent of borders, industries and market cap, resulted in the largest country weightings in China, Brazil and India and the largest sector weightings in financials, communication services and consumer discretionary, as of the end of the reporting period.
Nuveen International Growth Fund
How did the Fund perform during the six-month reporting period ended January 31, 2019?
The table in the Fund Performance and Expense Ratios section of this report provides total return performance information for the six-month, one-year, five-year and since inception periods ended January 31, 2019. Comparative performance information is provided for the Fund’s Class A Shares at net asset value (NAV). The Fund’s Class A Shares at NAV underperformed the MSCI EAFE Index and the Lipper classification average during the six-month reporting period. A more detailed account of the Fund’s performance is provided later in this report
What strategies were used to manage the Fund during the six-month reporting period ended January 31, 2019 and how did these strategies influence performance?
The investment objective of the Fund is to seek long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in non-U.S. equity securities. The Fund may invest in equity securities issued by companies with small, mid and large capitalizations. The Fund may invest up to 30% of its net assets in companies located in emerging market (EM) countries.
The Fund’s investment process starts with identifying durable investment themes that capture global economic change. These themes are derived through an analysis of demographic trends, regulatory changes, government initiatives and product, process or business model innovation. For each theme, we then classify the groups of investment opportunities that we believe are best positioned to benefit from these themes. Thematic investing cuts across sector, geography and market capitalization. After the portfolio candidates are established, we evaluate growth rate, financial and management strength and the comparative advantage of each company when selecting Fund holdings. The Fund invests in foreign companies in both developed and EMs that are consistent with the Fund’s investment themes to create a well-diversified portfolio.
During the reporting period, we continued to invest the majority of the Fund’s portfolio in stocks from developed market countries and a moderate amount in stocks from emerging market countries, with the remaining portion in cash or cash equivalents. In terms of country impact on the Fund’s performance, our positions in Germany, the U.S., Thailand, Brazil and China collectively contributed on a relative basis versus the MSCI EAFE Index. Conversely, stock selection in Japan, Australia, Hong Kong, India, Austria, France and Switzerland generally detracted from results. At the sector level, the Fund’s holdings outperformed the index in the information technology, financial and energy areas. On the other hand, results lagged versus the benchmark in the communication services, consumer staples, industrial, health care and utilities sectors. In aggregate, stock selection was negative among developed market countries and was the most significant contributor to the Fund’s underperformance versus its MSCI EAFE benchmark. Security selection was slightly positive within the Fund’s EM holdings.
6

On the negative side, the Fund saw weak results from a position in Australian telecommunication services firm SpeedCast International Ltd. The company provides remote communications and information technology services worldwide to the maritime and energy industries. SpeedCast’s first-half earnings result was lower than expected due to the slow recovery in the energy industry. However, the company provides data communication services to offshore oil rigs, which we believe will see market acceleration in 2019. Therefore, we continued to hold a position in SpeedCast at the end of the reporting period.
The Fund’s position in Austrian technology firm ams AG was under pressure during the reporting period. The company designs and develops sensors and sensor integrated circuits for mobile and other consumer electronic devices. The company experienced significant downward revisions in estimates after management cut its forecasts for the remainder of 2018 and 2019 during its third-quarter earnings release. The company cited weak iPhone demand from Apple Inc., which accounts for more than 40% of sales. Then, in January 2019, Apple issued a profit warning that further stoked investor concerns. The warning was in part due to poor holiday season performance and specifically iPhone sales in China. We believed the negative reaction was overdone and continued to hold ams in the Fund’s portfolio.
Also in the information technology sector, the Fund was hurt by a position in Tower Semiconductor Limited, an Israeli semiconductor manufacturer. The company reported a miss on revenues and earnings per share (EPS) along with below-consensus guidance for the fourth quarter. Management indicated that the weakness was due to lower customer orders and a limited supply of raw wafers in the second half of the year. Despite the soft quarter, Tower Semiconductor is executing new projects and looking to improve utilization to address a growing pipeline of end markets such as data centers, silicon photonics, and mobile and image sensing. For these and other reasons, we continued to hold Tower Semiconductor in the Fund’s portfolio.
Finally, our position in Chinese information technology company Baozun Inc. detracted. A solid earnings report from the company was not enough to weather weak sentiment and falling valuations for Chinese technology firms. Baozun is a leading brand e-commerce solutions provider that helps its partners manage their Chinese market entry and operations such as website design, technology infrastructure, customer service, digital marketing, warehousing and logistics services. Baozun has more than 150 international brand partnerships with companies including Nike, Electrolux, Panasonic, Subaru, Honda, Toyota and Microsoft. The company reported solid earnings for the third quarter and strong revenue guidance for the fourth quarter 2018, while indicating softer guidance for gross merchandise volume due to weaker smartphone and fashion brand sales. Management believes the company can increase market share and continues to see strong demand from Chinese customers for premium brands. We believed the compressed valuation for Baozun did not reflect a deterioration in fundamentals and continued to hold the name in the Fund.
Several individual portfolio holdings also contributed favorably to the Fund’s performance led by Brazilian liquefied petroleum gas and fuel distributor Ultrapar Participacoes S.A. Although the company reported earnings that were generally in line with consensus, management laid out its strategic plan for 2019 that included capital expenditure decreases for the year and a focus on a more balanced capital structure. A critical factor for the stock is fuel demand, which is expected to recover, as well as margins and volumes for Ipiranga, Ultrapar’s fuel station business. We initiated our position in Ultrapar midway through the reporting period in October 2018 and continued to hold Ultrapar in the Fund’s portfolio.
The information technology sector contributed the most to the Fund’s relative performance during the period, led by a position in U.S.-based semiconductor company Broadcom Inc. The company’s products serve the data center, networking, software, broadband, wireless, storage and industrial markets. Broadcom reported strong quarterly results reflecting a beat on the top line, gross margin, EPS and free cash flow. Free cash flow margin expanded in Fiscal Year 2018 and we believe the company has additional room for it to grow. Although not unexpected, the company also announced a hefty dividend increase of 50% and is one of the highest yielding stocks in the semiconductor sector. The combination of strong results, expected accretion, strong cash generation and increased return to shareholders led to the company’s positive stock movement during the reporting period. We continued to hold Broadcom in the Fund’s portfolio.
Also in the technology sector, the Fund experienced favorable results from GDS Holdings Ltd., the developer and operator of data centers in China. Just before the reporting period began, the stock was under pressure based on concerns about a short report that was published. However, management provided a strong rebuttal to the short arguments and reported better-than-expected revenue
7

Portfolio Managers’ Comments (continued)
and earnings and raised guidance in its third-quarter 2018 results. GDS Holdings maintains a favorable outlook regarding demand and continues to win business from internet and financial institutions. Data volume growth continues to show strength in China and the company has executed by delivering data centers where demand is greatest. We continued to hold GDS Holdings in the Fund.
In addition, the Fund benefited from a position in Thailand-based technology firm Fabrinet, which provides highly customized, outsourced manufacturing services to nearly all major optical component vendors. The company is the sole-sourced manufacturing partner for the vast majority of the products it produces. Fabrinet beat earnings estimates due to strong optical demand and also provided guidance that came in above expectations. The stock responded positively to the report and ultimately reached our target price. As a result, we eliminated the Fund’s position in Fabrinet during the reporting period.
In terms of regional and country changes, we increased the Fund’s exposure to 11 countries with the most significant build ups occurring in Germany, the U.K., China, Canada, France, the Netherlands and the Philippines. At the same time, we reduced weightings in 14 countries, most notably Spain, Japan, Hong Kong, Italy, Thailand, South Korea, New Zealand and Switzerland. As a result, the Fund’s developed market exposure increased by 1% and its EM exposure also increased by a little less than 1%. In terms of sectors, we increased the Fund’s weightings in the information technology, health care, energy, communication services and consumer discretionary sectors, while decreasing weights in the materials, industrials, consumer staples, financials and real estate sectors. The Fund did not invest in any initial public offerings (IPOs) during the reporting period.
8

Risk Considerations
Nuveen Emerging Markets Equity Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. Investments in small and mid-cap companies are subject to greater volatility than those of larger companies. These and other risk considerations, such as derivatives and growth stock risks, are described in detail in the Fund’s prospectus.
Nuveen International Growth Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, growth stock, and smaller company risks, are described in detail in the Fund’s prospectus.
9

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10

Fund Performance and Expense Ratios
The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.
11

Fund Performance and Expense Ratios (continued)
Nuveen Emerging Markets Equity Fund
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of January 31, 2019
Cumulative
Since Inception
Class A Shares at NAV	6.80%
Class A Shares at maximum Offering Price	0.66%
MSCI Emerging Markets Index	7.46%
Lipper Emerging Markets Funds Classification Average	6.99%
Class C Shares	6.80%
Class R6 Shares	6.86%
Class I Shares	6.81%
Average Annual Total Returns as of December 31, 2018 (Most Recent Calendar Quarter)
Cumulative
Since Inception
Class A Shares at NAV	(1.80)
Class A Shares at maximum Offering Price	(7.45)
Class C Shares	(1.90)
Class R6 Shares	(1.80)
Class I Shares	(1.80)
Since inception returns are from 11/27/18. Index and Lipper averages are not available for direct investment.
Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase. Class R6 Shares have no sales charge and are available only to limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class R6	Class I
Gross Expense Ratios	2.05%	2.80%	1.70%	1.80%
Net Expense Ratios	1.24%	1.99%	0.89%	0.99%
The Fund's investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2021 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
12

Nuveen International Growth Fund
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of January 31, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class A Shares at NAV	(12.63)%	(18.07)%	1.30%	10.27%
Class A Shares at maximum Offering Price	(17.65)%	(22.78)%	0.11%	9.60%
MSCI EAFE Index	(7.80)%	(12.51)%	2.66%	7.71%
Lipper International Multi-Cap Growth Funds Classification Average	(9.35)%	(13.85)%	2.90%	8.02%
Class C Shares	(12.96)%	(18.69)%	0.54%	9.45%
Class R3 Shares	(12.73)%	(18.27)%	1.04%	9.99%
Class I Shares	(12.51)%	(17.85)%	1.56%	10.54%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class R6 Shares	(12.46)%	(17.78)%	6.69%
Average Annual Total Returns as of December 31, 2018 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class A Shares at NAV	(19.99)%	(20.21)%	(1.19)%	9.30%
Class A Shares at maximum Offering Price	(24.59)%	(24.80)%	(2.35)%	8.64%
Class C Shares	(20.30)%	(20.80)%	(1.93)%	8.50%
Class R3 Shares	(20.10)%	(20.42)%	(1.44)%	9.02%
Class I Shares	(19.88)%	(20.00)%	(0.94)%	9.58%

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception
Class R6 Shares	(19.86)%	(19.94)%	3.00%
Since inception returns for Class A, C, R3 and I Shares and the comparative index and Lipper classification average, are from 4/24/09. Since inception returns for Class R6 Shares are from 6/30/16. Index and Lipper averages are not available for direct investment.
Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
13

Fund Performance and Expense Ratios (continued)
Nuveen International Growth Fund
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class R3	Class R6	Class I
Gross Expense Ratios	1.18%	1.93%	1.43%	0.84%	0.93%
Net Expense Ratios	1.13%	1.88%	1.38%	0.79%	0.88%
The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through July 31, 2020 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.90% (1.45% after July 31, 2020) of the average daily net assets of any class of Fund shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expense for the Class R6 Shares will be less than the expense limitation. The expense limitation expiring July 31, 2020 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. This expense limitation in effect thereafter may be terminated or modified only with the approval of the shareholders of the Fund.
14

Holding Summaries    as of January 31, 2019
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Nuveen Emerging Markets Equity Fund
Fund Allocation (% of net assets)
Common Stocks	97.0%
Repurchase Agreements	3.2%
Other Assets Less Liabilities	(0.2)%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
Tencent Holdings Ltd	4.9%
Alibaba Group Holding Ltd, Sponsored ADR	4.6%
Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	3.0%
Naspers Ltd	2.0%
Ping An Insurance Group Co of China Ltd	1.9%
Portfolio Composition (% of net assets)
Banks	11.2%
Insurance	6.4%
Internet & Direct Marketing Retail	6.1%
Interactive Media & Services	6.0%
Semiconductors & Semiconductor Equipment	5.0%
Oil, Gas & Consumable Fuels	4.5%
Wireless Telecommunication Services	3.4%
Hotels, Restaurants & Leisure	2.8%
Pharmaceuticals	2.7%
Real Estate Management & Development	2.7%
Health Care Providers & Services	2.4%
Electronic Equipment, Instruments & Components	2.4%
Beverages	2.2%
Media	2.0%
Diversified Telecommunication Services	1.9%
Entertainment	1.8%
Software	1.8%
Road & Rail	1.8%
Chemicals	1.7%
Multiline Retail	1.7%
Metals & Mining	1.7%
Construction & Engineering	1.7%
Electric Utilities	1.6%
IT Services	1.4%
Diversified Financial Services	1.4%
Other	18.7%
Repurchase Agreements	3.2%
Other Assets Less Liabilities	(0.2)%
Net Assets	100%
Country Allocation[1] (% of net assets)
China	30.0%
Brazil	10.7%
India	7.6%
Taiwan	7.4%
South Korea	6.3%
United States	5.6%
Thailand	4.5%
Philippines	4.3%
South Africa	3.8%
Indonesia	3.2%
Other	16.8%
Other Assets Less Liabilities	(0.2)%
Net Assets	100%
1	Includes 89.0% (as a percentage of net assets) in emerging market countries.
15

Holding Summaries    as of January 31, 2019 (continued)
Nuveen International Growth Fund
Fund Allocation (% of net assets)
Common Stocks	98.4%
Repurchase Agreements	0.7%
Other Assets Less Liabilities	0.9%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
Burford Capital Ltd	3.8%
GDS Holdings Ltd, ADR	2.6%
Tencent Holdings Ltd	2.5%
Aroundtown SA	2.4%
Broadcom Inc	2.3%
Portfolio Composition (% of net assets)
IT Services	10.0%
Capital Markets	7.2%
Oil, Gas & Consumable Fuels	6.9%
Professional Services	5.1%
Textiles, Apparel & Luxury Goods	5.0%
Pharmaceuticals	4.9%
Insurance	4.8%
Entertainment	4.8%
Semiconductors & Semiconductor Equipment	4.4%
Real Estate Management & Development	3.8%
Machinery	3.4%
Banks	3.3%
Household Durables	3.2%
Software	3.0%
Internet & Direct Marketing Retail	2.8%
Interactive Media & Services	2.5%
Life Sciences Tools & Services	1.9%
Commercial Services & Supplies	1.5%
Other	19.9%
Repurchase Agreements	0.7%
Other Assets Less Liabilities	0.9%
Net Assets	100%
Country Allocation[1] (% of net assets)
United Kingdom	15.6%
China	14.7%
Japan	14.4%
France	10.2%
Germany	8.5%
Canada	7.3%
United States	3.9%
Netherlands	3.5%
Israel	2.9%
India	2.8%
Other	15.3%
Other Assets Less Liabilities	0.9%
Net Assets	100%
1	Includes 22.0% (as a percentage of net assets) in emerging market countries.
16

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since Nuveen Emerging Markets Equity Fund's expense example below reflects only the first 66 days of the Fund's operations, it may not provide a menaingful understanding of the Fund's ongoing expenses.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2019.
The beginning of the period is August 1, 2018.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Emerging Markets Equity Fund
	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,068.00	$1,068.00	$1,068.60	$1,068.10
Expenses Incurred During the Period	$ 2.26	$ 3.65	$ 1.74	$ 1.78
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,006.85	$1,005.52	$1,007.36	$1,007.32
Expenses Incurred During the Period	$ 2.20	$ 3.54	$ 1.69	$ 1.72
For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of 1.21%, 1.95%, 0.93%, and 0.95% for Classes A, C, R6, and I, respectively, multiplied by the average account value over the period, multiplied by 66/365 (to reflect 66 days in the period since commencement of operations).
17

Expense Examples    (continued)
Nuveen International Growth Fund
	Share Class
	Class A	Class C	Class R3	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$ 873.70	$ 870.40	$ 872.70	$ 875.40	$ 874.90
Expenses Incurred During the Period	$ 5.34	$ 8.86	$ 6.51	$ 3.69	$ 4.16
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.51	$1,015.73	$1,018.25	$1,021.27	$1,020.77
Expenses Incurred During the Period	$ 5.75	$ 9.55	$ 7.02	$ 3.97	$ 4.48
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.13%, 1.88%, 1.38%, 0.78% and 0.88% for Classes A, C, R3, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
18

Nuveen Emerging Markets Equity Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.0%
	COMMON STOCKS – 97.0%
	Aerospace & Defense – 0.8%
16,915	Aselsan Elektronik Sanayi Ve Ticaret AS, (2)	$ 84,178
	Air Freight & Logistics – 0.8%
5,120	ZTO Express Cayman Inc, ADR	87,654
	Banks – 11.2%
68,390	Bank of the Philippine Islands, (2)	119,709
573,346	Bank Rakyat Indonesia Persero Tbk PT, (2)	158,926
18,452	China Merchants Bank Co Ltd, (2)	81,350
451	Credicorp Ltd	109,494
1,544	HDFC Bank Ltd, ADR	151,652
14,106	ICICI Bank Ltd, Sponsored ADR	144,022
17,000	Kasikornbank PCL, (2)	109,099
168,614	Postal Savings Bank of China Co Ltd,144A, (2)	94,888
10,917	Sberbank of Russia PJSC, Sponsored ADR, (2)	148,253
22,220	Security Bank Corp, (2)	76,437
	Total Banks	1,193,830
	Beverages – 2.2%
1,297	Anheuser-Busch InBev SA/NV, (2)	99,095
4,067	Coca-Cola HBC AG, (2)	136,688
	Total Beverages	235,783
	Biotechnology – 0.6%
131	Medy-Tox Inc, (2)	61,359
	Capital Markets – 1.2%
2,722	Noah Holdings Ltd, (3)	127,934
	Chemicals – 1.7%
252	LG Chem Ltd, (2)	83,600
3,345	Sasol Ltd, (2)	101,200
	Total Chemicals	184,800
	Commercial Services & Supplies – 0.8%
54,331	Country Garden Services Holdings Co Ltd, (2), (3)	84,164
	Construction & Engineering – 1.7%
80,241	China Railway Group Ltd, (2)	75,145
19

Nuveen Emerging Markets Equity Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Construction & Engineering (continued)
5,630	Larsen & Toubro Ltd, GDR	$ 103,592
	Total Construction & Engineering	178,737
	Consumer Finance – 0.9%
62,436	Muangthai Capital PCL, (2)	95,223
	Diversified Financial Services – 1.4%
41,000	Chailease Holding Co Ltd, (2)	153,132
	Diversified Telecommunication Services – 1.9%
456,289	China Tower Corp Ltd,144A, (2)	97,988
88,603	China Unicom Hong Kong Ltd, (2)	101,493
	Total Diversified Telecommunication Services	199,481
	Electric Utilities – 1.6%
584,915	Enel Americas SA, (2)	119,421
1,489	Pampa Energia SA, Sponsored ADR	53,083
	Total Electric Utilities	172,504
	Electrical Equipment – 0.9%
16,000	Bizlink Holding Inc, (2)	95,591
	Electronic Equipment, Instruments & Components – 2.4%
5,515	Hollysys Automation Technologies Ltd	113,719
13,955	Sunny Optical Technology Group Co Ltd, (2)	138,492
	Total Electronic Equipment, Instruments & Components	252,211
	Energy Equipment & Services – 0.9%
108,445	Serba Dinamik Holdings Bhd, (2)	98,416
	Entertainment – 1.8%
11,683	Eros International PLC, (3)	111,339
6,157	Sea Ltd, ADR, (3)	86,260
	Total Entertainment	197,599
	Food & Staples Retailing – 1.1%
4,534	Dino Polska SA,144A, (2)	122,386
	Food Products – 1.4%
127,054	Ausnutria Dairy Corp Ltd, (2)	146,057
	Gas Utilities – 0.6%
21,454	China Gas Holdings Ltd, (2)	68,481
	Health Care Providers & Services – 2.4%
3,940	NMC Health PLC, (2)	133,379
27,851	Odontoprev SA, (2)	124,897
	Total Health Care Providers & Services	258,276
20

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 2.8%
14,074	BK Brasil Operacao e Assessoria a Restaurantes SA	$84,895
8,417	GreenTree Hospitality Group Ltd, ADR, (3)	96,038
93,665	Minor International PCL, (2)	116,602
	Total Hotels, Restaurants & Leisure	297,535
	Household Durables – 0.8%
20,575	MRV Engenharia e Participacoes SA, (2)	84,685
	Household Products – 1.0%
62,936	Kimberly-Clark de Mexico SAB de CV, Class A	105,419
	Insurance – 6.4%
18,082	AIA Group Ltd, (2)	163,272
5,258	IRB Brasil Resseguros S/A	122,915
12,311	Korean Reinsurance Co, (2)	99,483
20,780	Ping An Insurance Group Co of China Ltd, (2)	202,305
11,176	Sul America SA, (2)	98,397
	Total Insurance	686,372
	Interactive Media & Services – 6.0%
11,814	Tencent Holdings Ltd, (2)	525,895
3,431	Yandex NV	115,213
	Total Interactive Media & Services	641,108
	Internet & Direct Marketing Retail – 6.1%
2,900	Alibaba Group Holding Ltd, Sponsored ADR, (3)	488,621
4,460	Baozun Inc., Sponsored ADR, (3)	159,668
	Total Internet & Direct Marketing Retail	648,289
	IT Services – 1.4%
5,457	GDS Holdings Ltd, ADR, (3)	154,979
	Life Sciences Tools & Services – 0.6%
188	Samsung Biologics Co Ltd,144A, (2), (3)	67,850
	Machinery – 1.0%
3,537	Doosan Bobcat Inc, (2)	105,781
	Media – 2.0%
911	Naspers Ltd, (2)	210,736
	Metals & Mining – 1.7%
1,945	Anglo American Platinum Ltd, (2)	93,885
19,935	Gerdau SA, (2)	85,611
	Total Metals & Mining	179,496
	Multiline Retail – 1.7%
1,616	Magazine Luiza SA, (2)	79,444
21

Nuveen Emerging Markets Equity Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Multiline Retail (continued)
10,000	Poya International Co Ltd, (2)	$ 101,552
	Total Multiline Retail	180,996
	Oil, Gas & Consumable Fuels – 4.5%
147,616	PetroChina Co Ltd, (2)	95,274
5,272	Reliance Industries Ltd, Sponsored GDR,144A	181,621
802	S-Oil Corp, (2)	75,517
8,540	Ultrapar Participacoes SA, (2)	134,025
	Total Oil, Gas & Consumable Fuels	486,437
	Paper & Forest Products – 0.3%
38,960	Indah Kiat Pulp & Paper Corp Tbk PT, (2)	36,480
	Personal Products – 1.1%
8,000	TCI Co Ltd, (2)	117,554
	Pharmaceuticals – 2.7%
72,441	China Medical System Holdings Ltd, (2)	75,390
55,883	CSPC Pharmaceutical Group Ltd, (2)	96,409
3,083	Dr Reddy's Laboratories Ltd, ADR	117,740
	Total Pharmaceuticals	289,539
	Real Estate Management & Development – 2.7%
126,289	Ayala Land Inc., (2)	107,902
80,831	Logan Property Holdings Co Ltd, (2)	110,007
717,189	Megaworld Corp, (2)	71,215
	Total Real Estate Management & Development	289,124
	Road & Rail – 1.8%
994	Kansas City Southern	105,116
9,268	Localiza Rent a Car SA, (2)	84,732
	Total Road & Rail	189,848
	Semiconductors & Semiconductor Equipment – 5.0%
558	Broadcom Inc	149,684
881	Koh Young Technology Inc, (2)	65,114
8,502	Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	319,845
	Total Semiconductors & Semiconductor Equipment	534,643
	Software – 1.8%
1,178	Globant SA	79,633
12,248	TOTVS SA	111,693
	Total Software	191,326
	Specialty Retail – 0.7%
161,955	Com7 PCL, (2)	79,012
22

Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals – 1.1%
2,869	Samsung Electronics Co Ltd, (2)	$ 119,620
	Textiles, Apparel & Luxury Goods – 1.3%
27,241	ANTA Sports Products Ltd, (2)	140,917
	Transportation Infrastructure – 0.8%
40,109	International Container Terminal Services Inc	83,281
	Wireless Telecommunication Services – 3.4%
2,349,610	Sarana Menara Nusantara Tbk PT, (2)	142,186
40,769	TIM Participacoes SA, (2)	138,666
29,179	Turkcell Iletisim Hizmetleri AS, (2)	81,932
	Total Wireless Telecommunication Services	362,784
	Total Long-Term Investments (cost $9,681,419)	10,381,607

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.2%
	REPURCHASE AGREEMENTS – 3.2%
$ 340	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/19, repurchase price $339,966, collateralized by $340,000 U.S. Treasury Notes, 2.875%, due 5/31/25, value $347,669	1.200%	2/01/19	$ 339,955
	Total Short-Term Investments (cost $339,955)			339,955
	Total Investments (cost $10,021,374) – 100.2%			10,721,562
	Other Assets Less Liabilities – (0.2)%			(17,832)
	Net Assets – 100%			$ 10,703,730
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for more information.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
23

Nuveen International Growth Fund
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.4%
	COMMON STOCKS – 98.4%
	Aerospace & Defense – 1.1%
39,620	Thales SA, (2)	$ 4,381,548
	Banks – 3.3%
2,161,340	Bank of the Philippine Islands, (2)	3,783,178
107,413	HDFC Bank Ltd, (2)	3,133,063
360,508	ING Groep NV, (2)	4,277,719
562,950	Security Bank Corp, (2)	1,936,566
	Total Banks	13,130,526
	Beverages – 1.0%
53,129	Anheuser-Busch InBev SA/NV, Sponsored ADR	4,061,181
	Biotechnology – 0.3%
531,282	Biotoscana Investments SA, (3)	1,274,599
	Capital Markets – 7.2%
130,396	Brookfield Asset Management Inc, Class A	5,613,548
630,782	Burford Capital Ltd, (2)	15,229,148
69,346	London Stock Exchange Group PLC, (2)	4,170,534
78,563	Noah Holdings Ltd, (3)	3,692,461
	Total Capital Markets	28,705,691
	Commercial Services & Supplies – 1.5%
538,586	Atento SA	2,127,415
247,136	Elis SA, (2)	3,997,737
	Total Commercial Services & Supplies	6,125,152
	Construction & Engineering – 0.9%
39,007	Eiffage SA, (2)	3,654,417
	Diversified Telecommunication Services – 1.1%
2,160,734	SpeedCast International Ltd, (2)	4,578,929
	Electronic Equipment, Instruments & Components – 1.1%
8,700	Keyence Corp, (2)	4,477,151
	Entertainment – 4.8%
537,833	Eros International PLC, (3)	5,125,548
28,400	Nintendo Co Ltd, (2)	8,613,377
60,527	Ubisoft Entertainment SA, (2), (3)	5,371,558
	Total Entertainment	19,110,483
24

Shares	Description (1)	Value
	Equity Real Estate Investment Trust – 1.0%
326,315	UNITE Group PLC/The, (2)	$ 3,897,174
	Food & Staples Retailing – 0.9%
136,491	Dino Polska SA,144A, (2), (3)	3,684,290
	Food Products – 1.3%
4,440,320	Ausnutria Dairy Corp Ltd, (2)	5,104,446
	Health Care Equipment & Supplies – 1.0%
43,538	LivaNova PLC, (3)	4,019,428
	Health Care Providers & Services – 1.4%
75,318	Fresenius Medical Care AG & Co KGaA, (2)	5,539,647
	Household Durables – 3.2%
3,626,509	Glenveagh Properties PLC,144A, (3)	3,362,229
205,656	Neinor Homes SA,144A, (2), (3)	2,948,347
130,098	Sony Corp, Sponsored ADR	6,520,512
	Total Household Durables	12,831,088
	Industrial Conglomerates – 1.5%
71,924	DCC PLC, (2)	5,887,950
	Insurance – 4.8%
772,250	Beazley PLC, (2)	5,012,020
807,144	Ping An Insurance Group Co of China Ltd, (2)	7,857,997
331,623	Prudential PLC, (2)	6,485,263
	Total Insurance	19,355,280
	Interactive Media & Services – 2.5%
224,402	Tencent Holdings Ltd, (2)	9,989,161
	Internet & Direct Marketing Retail – 2.8%
27,354	Alibaba Group Holding Ltd, Sponsored ADR, (3)	4,608,876
181,778	Baozun Inc., Sponsored ADR, (3)	6,507,652
	Total Internet & Direct Marketing Retail	11,116,528
	IT Services – 10.0%
862,584	Altran Technologies SA, (2)	8,148,631
369,925	GDS Holdings Ltd, ADR, (3)	10,505,870
88,434	InterXion Holding NV, (3)	5,309,578
283,087	Keywords Studios PLC, (2)	4,449,123
1,248,852	NEXTDC Ltd, (2), (3)	6,249,761
31,769	Wirecard AG, (2)	5,267,867
	Total IT Services	39,930,830
	Life Sciences Tools & Services – 1.9%
19,409	Eurofins Scientific SE, (2)	7,800,233
25

Nuveen International Growth Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Machinery – 3.4%
131,300	Harmonic Drive Systems Inc, (2)	$4,613,255
72,289	KION Group AG, (2)	4,173,860
257,648	Kornit Digital Ltd, (3)	4,936,536
	Total Machinery	13,723,651
	Oil, Gas & Consumable Fuels – 6.9%
127,600	Canadian Natural Resources Ltd	3,425,132
320,900	Enerplus Corp	2,776,843
288,868	Golar LNG Ltd	6,433,090
185,420	Parkland Fuel Corp	5,304,569
140,900	Royal Dutch Shell PLC, Class A, (2)	4,367,959
325,900	Ultrapar Participacoes SA, (2)	5,114,616
	Total Oil, Gas & Consumable Fuels	27,422,209
	Personal Products – 0.8%
773,400	Kitanotatsujin Corp, (2)	3,041,520
	Pharmaceuticals – 4.9%
41,333	AstraZeneca PLC, (2)	2,994,240
2,405,000	China Animal Healthcare Ltd, (4)	—
3,421,231	China Medical System Holdings Ltd, (2)	3,560,510
78,960	Dr Reddy's Laboratories Ltd, ADR	3,015,483
130,986	GlaxoSmithKline PLC, Sponsored ADR	5,134,651
118,600	Takeda Pharmaceutical Co Ltd, (2)	4,788,266
	Total Pharmaceuticals	19,493,150
	Professional Services – 5.1%
189,700	en-japan Inc, (2)	7,134,725
180,139	Experian PLC, (2)	4,522,853
325,000	Recruit Holdings Co Ltd, (2)	8,723,165
	Total Professional Services	20,380,743
	Real Estate Management & Development – 3.8%
1,080,991	Aroundtown SA, (2)	9,562,046
193,500	Katitas Co Ltd, (2)	5,540,158
	Total Real Estate Management & Development	15,102,204
	Road & Rail – 1.0%
49,500	Canadian National Railway Co	4,130,808
	Semiconductors & Semiconductor Equipment – 4.4%
74,235	ams AG, (2)	1,989,941
34,025	Broadcom Inc	9,127,206
448,629	Tower Semiconductor Limited, (3)	6,680,086
	Total Semiconductors & Semiconductor Equipment	17,797,233
26

Shares	Description (1)	Value
	Software – 3.0%
219,111	Open Text Corp	$7,809,116
39,871	SAP SE, (2)	4,122,867
	Total Software	11,931,983
	Specialty Retail – 0.9%
135,358	Industria de Diseno Textil SA, (2)	3,786,397
	Technology Hardware, Storage & Peripherals – 1.3%
147,663	Logitech International SA, (2)	5,387,147
	Textiles, Apparel & Luxury Goods – 5.0%
23,020	adidas AG, (2)	5,477,404
1,383,000	ANTA Sports Products Ltd, (2)	7,154,202
13,603	Puma SE	7,574,799
	Total Textiles, Apparel & Luxury Goods	20,206,405
	Tobacco – 1.3%
144,561	British American Tobacco PLC, (2)	5,095,781
	Trading Companies & Distributors – 1.0%
157,716	Ashtead Group PLC, (2)	4,000,461
	Wireless Telecommunication Services – 1.0%
50,400	SoftBank Group Corp, (2)	3,969,692
	Total Long-Term Investments (cost $384,560,513)	394,125,116

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.7%
	REPURCHASE AGREEMENTS – 0.7%
$ 2,575	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/19, repurchase price $2,575,549, collateralized by $2,565,000 U.S. Treasury Notes, 2.875%, due 4/30/25, value $2,629,212	1.200%	2/01/19	$ 2,575,463
	Total Short-Term Investments (cost $2,575,463)			2,575,463
	Total Investments (cost $387,135,976) – 99.1%			396,700,579
	Other Assets Less Liabilities – 0.9%			3,690,025
	Net Assets – 100%			$ 400,390,604
27

Nuveen International Growth Fund (continued)
Portfolio of Investments    January 31, 2019
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for more information.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 - Investment Valuation and Fair Value Measurements for more information.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
28

Statement of Assets and Liabilities
January 31, 2019
(Unaudited)
	Emerging Markets Equity	International Growth
Assets
Long-term investments, at value (cost $9,681,419 and $384,560,513, respectively)	$10,381,607	$394,125,116
Short-term investments, at value (cost approximates value)	339,955	2,575,463
Cash denominated in foreign currencies (cost $219 and $76, respectively)	219	76
Receivable for:
Dividends	3,719	145,762
Interest	11	86
Investments sold	74,702	3,478,904
Reclaims	—	497,575
Shares sold	—	1,131,410
Other assets	1,530	52,066
Total assets	10,801,743	402,006,458
Liabilities
Payable for:
Investments purchased	74,833	—
Shares redeemed	—	1,105,077
Accrued expenses:
Custodian fees	10,184	63,582
Management fees	6,336	193,457
Professional fees	5,015	31,750
Shareholder servicing agent fees	175	100,159
Trustees fees	19	28,630
12b-1 distribution and service fees	28	22,888
Other	1,423	70,311
Total liabilities	98,013	1,615,854
Net assets	$10,703,730	$400,390,604
See accompanying notes to financial statements.
29

Statement of Assets and Liabilities (Unaudited) (continued)
	Emerging Markets Equity	International Growth
Class A Shares
Net assets	$ 58,141	$ 46,008,037
Shares outstanding	2,722	1,141,175
Net asset value ("NAV") per share	$ 21.36	$ 40.32
Offering price per share (NAV per share plus maximum sales charge of 5.75% of offering price)	$ 22.66	$ 42.78
Class C Shares
Net assets	$ 26,703	$ 15,919,137
Shares outstanding	1,250	414,522
NAV and offering price per share	$ 21.36	$ 38.40
Class R3 Shares
Net assets	$ —	$ 647,470
Shares outstanding	—	16,255
NAV and offering price per share	$ —	$ 39.83
Class R6 Shares
Net assets	$10,592,207	$ 23,839,909
Shares outstanding	496,250	585,192
NAV and offering price per share	$ 21.34	$ 40.74
Class I Shares
Net assets	$ 26,679	$313,976,051
Shares outstanding	1,250	7,727,926
NAV and offering price per share	$ 21.34	$ 40.63
Fund level net assets consist of:
Capital paid-in	$10,030,400	$410,500,739
Total distributable earnings	673,330	(10,110,135)
Fund level net assets	$10,703,730	$400,390,604
Authorized shares - per class	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01
See accompanying notes to financial statements.
30

Statement of Operations
Six Months Ended January 31, 2019
(Unaudited)
	Emerging Markets Equity*	International Growth
Investment Income
Dividends	$ 19,590	$ 2,623,958
Foreign tax withheld on dividend income	(2,194)	(159,797)
Total investment income	17,396	2,464,161
Expenses
Management fees	15,557	1,567,052
12b-1 service fees - Class A Shares	12	61,422
12b-1 distibution and service fees - Class C Shares	45	100,359
12b-1 distibution and service fees - Class R3 Shares	—	1,958
Shareholder servicing agent fees	177	228,397
Custodian fees	10,184	110,328
Trustees fees	75	6,406
Professional fees	6,289	39,785
Shareholder reporting expenses	902	41,709
Federal and state registration fees	1,387	52,086
Other	561	6,854
Total expenses before fee waiver/expense reimbursement	35,189	2,216,356
Fee waiver/expense reimbursement	(18,263)	(139,796)
Net expenses	16,926	2,076,560
Net investment income (loss)	470	387,601
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency	(17,427)	(16,335,712)
Change in net unrealized appreciation (depreciation) of investments and foreign currency	700,287	(47,817,790)
Net realized and unrealized gain (loss)	682,860	(64,153,502)
Net increase (decrease) in net assets from operations	$683,330	$(63,765,901)

*	For the period November 27, 2018 (commencement of operations) through January 31, 2019.
See accompanying notes to financial statements.
31

Statement of Changes in Net Assets
(Unaudited)
	Emerging Markets Equity	International Growth
	For the Period 11/27/18 (commencement of operations) through 1/31/19	Six Months Ended 1/31/19	Year Ended(1) 7/31/18
Operations
Net investment income (loss)	$ 470	$ 387,601	$ 1,609,219
Net realized gain (loss) from investments and foreign currency	(17,427)	(16,335,712)	37,056,462
Change in net unrealized appreciation (depreciation) of investments and foreign currency	700,287	(47,817,790)	1,494,315
Net increase (decrease) in net assets from operations	683,330	(63,765,901)	40,159,996
Distributions to Shareholders(2)
Dividends (3)
Class A Shares	—	(2,007,803)	(46,795)
Class C Shares	—	(680,907)	—
Class R3 Shares	—	(30,309)	—
Class R6 Shares	(9,975)	(1,287,537)	(90,816)
Class I Shares	(25)	(14,807,300)	(992,133)
Decrease in net assets from distributions to shareholders	(10,000)	(18,813,856)	(1,129,744)
Fund Share Transactions
Proceeds from sale of shares	10,030,400	67,589,080	189,908,448
Proceeds from shares issued to shareholders due to reinvestment of distributions	—	15,900,695	940,097
	10,030,400	83,489,775	190,848,545
Cost of shares redeemed	—	(91,539,981)	(106,083,200)
Net increase (decrease) in net assets from Fund share transactions	10,030,400	(8,050,206)	84,765,345
Net increase (decrease) in net assets	10,703,730	(90,629,963)	123,795,597
Net assets at the beginning of period	—	491,020,567	367,224,970
Net assets at the end of period	$10,703,730	$400,390,604	$ 491,020,567

(1)	Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 9- New Accounting Pronouncements for further details.
(2)	The composition and per share amounts of the Fund's distributions are presented in the Financial Highlights. The distribution information for the Fund as of its most recent tax year end is presented within the Notes to Financial Statements, Note 6 - Income Tax Information.
(3)	For the fiscal year ended July 31, 2018, the International Growth's distributions were paid from net investment income.
See accompanying notes to financial statements.
32

THIS PAGE INTENTIONALLY LEFT BLANK
33

Financial Highlights
(Unaudited)
Emerging Markets Equity
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (11/18)
2019(e)	$20.00	$(0.01)	$1.37	$1.36	$ —	$—	$ —	$21.36
Class C (11/18)
2019(e)	20.00	(0.04)	1.40	1.36	—	—	—	21.36
Class R6 (11/18)
2019(e)	20.00	—*	1.36	1.36	(0.02)	—	(0.02)	21.34
Class I (11/18)
2019(e)	20.00	—*	1.36	1.36	(0.02)	—	(0.02)	21.34
34

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement		Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

6.80%	$ 58	2.21%**	(1.20)%**	1.21%**	(0.21)%**	—%***

6.80	27	2.94**	(1.97)**	1.95**	(0.97)**	—***

6.86	10,592	1.94**	(0.98)**	0.93**	0.03**	—***

6.81	27	1.95**	(0.97)**	0.95**	0.02**	—***
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, Management Fees for more information.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the period November 27, 2018 (commencement of operations) through January 31, 2019.
*	Rounds to less than $0.01 per share.
**	Annualized.
***	Rounds to less than 1%.
See accompanying notes to financial statements.
35

Financial Highlights (Unaudited) (continued)
International Growth
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (04/09)
2019(e)	$48.43	$ —*	$(6.28)	$(6.28)	$(0.47)	$(1.36)	$(1.83)	$40.32
2018	43.68	0.09	4.70	4.79	(0.04)	—	(0.04)	48.43
2017	37.61	0.06	6.01	6.07	—	—	—	43.68
2016	41.73	0.06	(3.77)	(3.71)	(0.41)	—	(0.41)	37.61
2015	39.42	0.02	2.45	2.47	—	(0.16)	(0.16)	41.73
2014	34.98	0.03	5.27	5.30	(0.14)	(0.72)	(0.86)	39.42
Class C (04/09)
2019(e)	45.96	(0.15)	(5.94)	(6.09)	(0.11)	(1.36)	(1.47)	38.40
2018	41.72	(0.25)	4.49	4.24	—	—	—	45.96
2017	36.20	(0.16)	5.68	5.52	—	—	—	41.72
2016	40.16	(0.24)	(3.61)	(3.85)	(0.11)	—	(0.11)	36.20
2015	38.22	(0.24)	2.34	2.10	—	(0.16)	(0.16)	40.16
2014	34.07	(0.21)	5.08	4.87	—	(0.72)	(0.72)	38.22
Class R3 (04/09)
2019(e)	47.78	(0.05)	(6.19)	(6.24)	(0.35)	(1.36)	(1.71)	39.83
2018	43.16	(0.03)	4.65	4.62	—	—	—	47.78
2017	37.26	0.06	5.84	5.90	—	—	—	43.16
2016	41.33	(0.01)	(3.75)	(3.76)	(0.31)	—	(0.31)	37.26
2015	39.14	(0.06)	2.41	2.35	—	(0.16)	(0.16)	41.33
2014	34.77	(0.34)	5.48	5.14	(0.05)	(0.72)	(0.77)	39.14
Class R6 (06/16)
2019(e)	48.99	0.08	(6.37)	(6.29)	(0.60)	(1.36)	(1.96)	40.74
2018	44.13	0.26	4.75	5.01	(0.15)	—	(0.15)	48.99
2017	37.86	0.27	6.00	6.27	—	—	—	44.13
2016(f)	36.37	(0.01)	1.50	1.49	—	—	—	37.86
Class I (04/09)
2019(e)	48.89	0.05	(6.36)	(6.31)	(0.59)	(1.36)	(1.95)	40.63
2018	44.08	0.21	4.75	4.96	(0.15)	—	(0.15)	48.89
2017	37.86	0.23	5.99	6.22	—	—	—	44.08
2016	42.00	0.14	(3.77)	(3.63)	(0.51)	—	(0.51)	37.86
2015	39.66	0.13	2.45	2.58	(0.08)	(0.16)	(0.24)	42.00
2014	35.18	0.07	5.36	5.43	(0.23)	(0.72)	(0.95)	39.66
36

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement		Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

(12.63)%	$ 46,008	1.19%**	(0.07)%**	1.13%**	(0.01)%**	35%
10.98	55,476	1.18	0.14	1.13	0.19	81
16.11	51,018	1.26	0.03	1.14	0.16	318
(8.91)	102,083	1.31	0.06	1.21	0.16	351
6.23	86,862	1.38	(0.09)	1.24	0.05	414
15.21	69,253	1.52	(0.04)	1.42	0.07	326

(12.96)	15,919	1.94**	(0.79)**	1.88**	(0.73)**	35
10.14	23,861	1.93	(0.59)	1.88	(0.54)	81
15.28	17,131	2.00	(0.56)	1.89	(0.45)	318
(9.60)	20,065	2.06	(0.76)	1.96	(0.66)	351
5.46	21,287	2.12	(0.77)	1.99	(0.63)	414
14.33	9,723	2.28	(0.65)	2.17	(0.54)	326

(12.73)	647	1.45**	(0.29)**	1.38**	(0.22)**	35
10.70	1,108	1.43	(0.12)	1.38	(0.07)	81
15.83	1,119	1.49	0.05	1.39	0.15	318
(9.14)	991	1.57	(0.14)	1.46	(0.03)	351
5.97	226	1.62	(0.28)	1.49	(0.15)	414
14.85	181	1.79	(0.97)	1.67	(0.85)	326

(12.46)	23,840	0.84**	0.29**	0.78**	0.36**	35
11.36	33,524	0.84	0.49	0.79	0.54	81
16.56	30,400	0.88	0.60	0.77	0.71	318
4.10	32,015	0.89**	(0.56)**	0.76**	(0.43)**	351

(12.51)	313,976	0.94**	0.18**	0.88**	0.24**	35
11.25	377,051	0.93	0.39	0.88	0.44	81
16.43	267,558	0.99	0.49	0.89	0.60	318
(8.69)	259,225	1.06	0.28	0.96	0.38	351
6.50	282,197	1.13	0.18	0.99	0.32	414
15.48	115,789	1.27	0.08	1.17	0.19	326

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, Management Fees for more information.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended January 31, 2019.
(f)	For the period June 30, 2016 (commencement of operations) through July 31, 2016.
*	Rounds to less than $(0.01).
**	Annualized.
See accompanying notes to financial statements.
37

Notes to Financial Statements
(Unaudited)
1.  General Information and Significant Accounting Policies
General Information
Trust and Fund Information
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Emerging Markets Equity Fund ("Emerging Markets Equity") and the Nuveen International Growth Fund ("International Growth"), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on June 27, 1997.
The end of the reporting period for the Funds is January 31, 2019, and the period covered by these Notes to Financial Statements for Emerging Markets Equity Fund is the period November 27, 2018 (commencement of operations) through January 31, 2019 and the current fiscal period for International Growth is the six months ended (the "current fiscal period").
Investment Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Investment Objectives
Each Funds' investment objective is to seek long-term capital appreciation.
Each Funds' most recent prospectus provides further descriptions of each Fund's investment objective, principal investment strategies and principal risks.
Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification (ASC) Topic 946 "Financial Services-Investment Companies." The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the Funds did not have any outstanding when-issued/delayed delivery purchase commitments.
Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydown gains and losses, if any.
Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.
38

Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge and incur a 0.25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares ten years after purchase. Class R3 Shares are sold without an up-front sales charge but incur a 0.25% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 - Portfolio Securities and Investments in Derivatives.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the current fiscal period. Actual results may differ from those estimates.
2.  Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market
39

Notes to Financial Statements (Unaudited) (continued)
data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the Nasdaq National Market (“Nasdaq”) are valued at the Nasdaq Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the quoted bid price and are generally classified as Level 2. Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price or the most recent bid price of the underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to- ADR conversion ratio and foreign exchange rate, and from time-to-time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the New York Stock Exchange (“NYSE”), which may represent a transfer from a Level 1 to a Level 2 security.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service ("pricing service"). As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares. If significant market events occur between the time of determination of the closing price of a foreign security on an exchange and the time that the Fund's NAV is determined, or if under the Fund's procedures, the closing price of a foreign security is not deemed to be reliable, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Board. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
Emerging Markets Equity	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$3,565,110	$6,816,497**	$ —	$10,381,607
Short-Term Investments:
Repurchase Agreements	—	339,955	—	339,955
Total	$3,565,110	$7,156,452	$ —	$10,721,562

40

International Growth	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$129,077,216	$265,047,900**	$ —***	$394,125,116
Short-Term Investments:
Repurchase Agreements	—	2,575,463	—	2,575,463
Total	$129,077,216	$267,623,363	$ —	$396,700,579

*	Refer to the Fund's Portfolio of Investments for industry classifications.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
***	Refer to the Fund's Portfolio of Investments for securities classified as Level 3. Value equals zero as of the end of the reporting period. Value equals zero as of the end of the reporting period.
3.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Foreign Currency Transactions
To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds' investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.
As of the end of the reporting period, the Funds' investments in non-U.S. securities were as follows:
Emerging Markets Equity	Value	% of Net Assets
Country:
China	$ 3,213,037	30.0%
Brazil	1,149,960	10.7
India	809,966	7.6
Taiwan	787,674	7.4
South Korea	678,324	6.3
Thailand	486,196	4.5
Philippines	458,544	4.3
South Africa	405,821	3.8
Indonesia	337,592	3.2
Other	1,799,693	16.8
Total non-U.S. securities	$10,126,807	94.6%

International Growth	Value	% of Net Assets
Country:
United Kingdom	$ 62,430,075	15.6%
China	58,981,175	14.7
Japan	57,421,821	14.4
France	40,928,923	10.2
Germany	34,143,691	8.5
Canada	29,060,016	7.3
Netherlands	13,955,256	3.5
Israel	11,616,622	2.9
India	11,274,094	2.8
Other	61,166,809	15.3
Total non-U.S. securities	$380,978,482	95.2%
41

Notes to Financial Statements (Unaudited) (continued)
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern Time. Investment transactions, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received.
The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) foreign currency, (ii) investments (iii) investments in derivatives and (iv) other assets and liabilities are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Fund	Counterparty	Short-Term Investments, at Value	Collateral Pledged (From) Counterparty*	Net Exposure
Emerging Markets Equity	Fixed Income Clearing Corporation	$ 339,955	$ (339,955)	$ —
International Growth	Fixed Income Clearing Corporation	2,575,463	(2,575,463)	—
*     As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the repurchase agreements. Refer to the Fund’s Portfolio of Investments for details on the repurchase agreements.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
42

4.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	For the Period 11/27/18 (commencement of operations) through 1/31/19
Emerging Markets Equity	Shares	Amount
Shares sold:
Class A	2,722	$ 55,400
Class C	1,250	25,000
Class R6	496,250	9,925,000
Class I	1,250	25,000
Net increase (decrease)	501,472	$10,030,400

	Six Months Ended 1/31/19		Year Ended 7/31/18
International Growth	Shares	Amount	Shares	Amount
Shares sold:
Class A	122,518	$ 5,014,817	396,460	$ 19,295,967
Class A – automatic conversion of Class C Shares	99	4,207	—	—
Class C	18,657	801,690	205,562	9,483,520
Class R3	7,118	280,795	3,726	174,862
Class R6	1,608	74,716	141,308	7,182,305
Class I	1,419,748	61,412,855	3,142,016	153,771,794
Shares issued to shareholders due to reinvestment of distributions:
Class A	51,874	1,924,517	935	45,147
Class C	17,835	628,140	—	—
Class R3	827	30,310	—	—
Class R6	34,327	1,287,536	1,862	90,816
Class I	321,536	12,030,192	16,515	804,134
	1,996,147	83,489,775	3,908,384	190,848,545
Shares redeemed:
Class A	(178,766)	(7,388,939)	(419,889)	(20,245,514)
Class C	(141,047)	(5,445,912)	(96,962)	(4,392,440)
Class C – automatic conversion to Class A Shares	(105)	(4,207)	—	—
Class R3	(14,884)	(614,106)	(6,450)	(301,349)
Class R6	(135,074)	(5,515,693)	(147,706)	(7,067,989)
Class I	(1,726,193)	(72,571,124)	(1,516,070)	(74,075,908)
	(2,196,069)	(91,539,981)	(2,187,077)	(106,083,200)
Net increase (decrease)	(199,922)	$ (8,050,206)	1,721,307	$ 84,765,345
5.  Investment Transactions
Long-term purchases and sales during the current fiscal period were as follows:
	Emerging Markets Equity	International Growth
Purchases	$11,116,765	$151,416,749
Sales	1,433,317	165,282,710
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
43

Notes to Financial Statements (Unaudited) (continued)
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
	Emerging Markets Equity	International Growth
Tax cost of investments	$10,021,374	$389,380,668
Gross unrealized:
Appreciation	$ 849,323	$ 50,613,943
Depreciation	(149,135)	(43,294,032)
Net unrealized appreciation (depreciation) of investments	$ 700,188	$ 7,319,911
Permanent differences, primarily due to foreign currency transactions, investments in passive foreign investment companies and tax equalization, resulted in reclassifications among the following Fund's components of net assets as of July 31, 2018, the following Fund's last tax year end, as follows:
International Growth
Capital paid-in	$ 468,367
Undistributed (Over-distribution of) net investment income	824,781
Accumulated net realized gain (loss)	(1,293,148)
The tax components of undistributed net ordinary income and net long-term capital gains as of July 31, 2018, the following Fund's last tax year end, were as follows:
International Growth
Undistributed net ordinary income[1]	$ 4,121,407
Undistributed net long-term capital gains	13,261,395

[1]	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
The tax character of distributions paid during the following Fund's last tax year ended July 31, 2018 was designated for purposes of the dividends paid deduction as follows:
International Growth
Distributions from net ordinary income[1]	$1,129,744
Distributions from net long-term capital gains	—

[1]	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
During the Fund's last tax year ended July 31, 2018, International Growth utilized $22,527,496 of its capital loss carryforward.
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
44

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	Emerging Markets Equity	International Growth
For the first $125 million	0.7000%	0.5500%
For the next $125 million	0.6875	0.5375
For the next $250 million	0.6750	0.5250
For the next $500 million	0.6625	0.5125
For the next $1 billion	0.6500	0.5000
For the next $3 billion	0.6250	0.4750
For the next $2.5 billion	0.6000	0.4500
For the next $2.5 billion	0.5875	0.4375
For net assets over $10 billion	0.5750	0.4250
The annual complex-level fee, payable monthly, is calculated according to the following schedule:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of January 31, 2019, the complex-level fee for each Fund was as follows:
Fund	Complex-Level Fee
Emerging Markets Equity	0.1595%
International Growth	0.1796%
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of each Fund so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitation may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap
Emerging Markets Equity	0.99%	July 31, 2021	N/A
International Growth	0.90%	July 31, 2020	1.45%
45

Notes to Financial Statements (Unaudited) (continued)
Other Transactions with Affiliates
During the current fiscal period, Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	Emerging Markets Equity	International Growth
Sales charges collected	$45	$23,666
Paid to financial intermediaries	45	21,156
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	Emerging Markets Equity	International Growth
Commission advances	$45	$6,039
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	Emerging Markets Equity	International Growth
12b-1 fees retained	$41	$24,687
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	Emerging Markets Equity	International Growth
CDSC retained	$ —	$3,232
8.  Borrowing Arrangements
Committed Line of Credit
International Growth, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, approximately $2.65 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in July 2019 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Fund did not utilize this facility.
46

9.  New Accounting Pronouncements
Disclosure Update and Simplification
During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532, Disclosure Update and Simplification (“Final Rule Release No. 33-10532”). Final Rule Release No. 33-10532 amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets.
The requirements of Final Rule Release No. 33-10532 are effective November 5, 2018, and the Funds’ Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within each Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to Final Rule Release No. 33-10532.
For the prior fiscal period, the total amount of distributions paid to shareholders from net investment income and from accumulated net realized gains, if any, are recognized as “Dividends” on the Statement of Changes in Net Assets.
As of July 31, 2018, the following Fund's Statement of Changes in Net Assets reflected the following UNII balance.
International Growth
UNII at the end of period	$2,263,415
Fair Value Measurement: Disclosure Framework
During August 2018, the FASB issued ASU 2018-13 (“ASU 2018-13”), Fair Value Measurement: Disclosure Framework  –  Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required by Topic 820, Fair Value Measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. During the current reporting period, management early implemented this guidance. This implementation did not have a material impact on the Funds’ financial statements.
47

Additional Fund Information
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
48

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Lipper Emerging Markets Funds Classification Average: Represents the average annualized total returns for all reporting funds in the Lipper Emerging Markets Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper International Multi-Cap Growth Funds Classification Average: Represents the average annualized total returns for all reporting funds in the Lipper International Multi-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
MSCI EAFE Index: The MSCI (Morgan Stanley Capital International) EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance, excluding the U.S. and Canada. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI Emerging Markets Index: An unmanaged index considered representative of stocks of developing countries. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Assets Value (NAV) per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
49

Annual Investment Management Agreement Approval Process
The Board of Trustees of Nuveen Investment Trust II (the “Board,” and each Trustee, a “Board Member”), including the Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), is responsible for determining whether to initially approve or, after an initial term, to renew, each Fund’s advisory arrangements. A discussion of the Board’s most recent approval of the renewal of the advisory arrangements for the Nuveen International Growth Fund is set forth in such Fund’s July 31, 2018 annual report. The advisory arrangements for the Nuveen Emerging Markets Equity Fund have not yet been up for renewal. A discussion of the Board’s initial approval of the advisory arrangements for the Nuveen Emerging Markets Equity Fund is set forth below.
Nuveen Emerging Markets Equity Fund
The Board Members are responsible for approving advisory arrangements and, at a meeting held on October 11, 2018 (the “Meeting”), were asked to approve the advisory arrangements for the Nuveen Emerging Markets Equity Fund (for purposes of the remainder of this discussion, the “Fund”). At the Meeting, the Board Members, including the Independent Board Members, considered and approved the investment management agreement (the “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”), pursuant to which the Adviser serves as investment adviser to the Fund and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”), pursuant to which the Sub-Adviser serves as investment sub-adviser to the Fund. The Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” The Investment Management Agreement and the Sub-Advisory Agreement are each hereafter an “Advisory Agreement” and collectively, the “Advisory Agreements.”
To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Independent Board Members had received, in adequate time in advance of the Meeting or at prior meetings, materials which outlined, among other things:
•	the nature, extent and quality of the services expected to be provided by the Fund Adviser;
•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;
•	the expertise and background of the Fund Adviser with respect to the Fund’s investment strategy;
•	certain performance-related information (as described below);
•	the profitability of Nuveen and its affiliates for their advisory activities;
•	the proposed management fees of the Fund Adviser, including comparisons of such fees with the management fees of comparable funds;
•	the expected expenses of the Fund, including comparisons of the Fund’s expected expense ratio with the expense ratios of comparable funds; and
•	the soft dollar practices of the Fund Adviser, if any.
At the Meeting and/or prior meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/or prior meetings, the Independent Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Independent Board Members considered the Advisory Agreements. As outlined in more detail below, the Independent Board Members considered all factors they believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services expected to be provided by the Fund Advisers; (b) investment performance, as described below; (c) the advisory fees and costs of the services expected to be provided to the Fund and the profitability of the Fund Advisers; (d) the extent of any anticipated economies of scale; (e) any benefits expected to be derived by the Fund Advisers from their relationships with the Fund; and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s Advisory Agreements.
A. Nature, Extent and Quality of Services
The Independent Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. Given that the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations, personnel and services. As the Independent Board Members meet regularly throughout the year to oversee the Nuveen funds, including funds currently advised by the Fund Advisers, the Independent Board Members have relied upon their knowledge from their meetings and any other interactions throughout the year with the respective Fund Adviser in evaluating the Advisory Agreements.
50

At the Meeting and/or at prior meetings, the Independent Board Members reviewed materials outlining, among other things, the respective Fund Adviser’s organization and business; the types of services that such Fund Adviser or its affiliates provide to the Nuveen funds (as applicable) and are expected to provide to the Fund; and the experience of the respective Fund Adviser with applicable investment strategies. Further, at the Meeting and/or at prior meetings, the Independent Board Members have evaluated the background and experience of the relevant investment personnel.
With respect to services, the Board noted that the Fund would be a registered investment company that would operate in a regulated industry. In considering the services that were expected to be provided by the Fund Advisers, at the Meeting and/or at prior meetings, the Board has recognized the comprehensive set of management, oversight and administrative services the Adviser and its affiliates provide to manage and operate the Nuveen funds in a highly regulated industry. As illustrative, these services include, but are not limited to, product management; investment oversight, risk management and securities valuation services; fund accounting and administration services; board support and administration services; compliance and regulatory oversight services; and legal support. In addition to the services provided by the Adviser, the Board has also noted the business related risks the Adviser incurs in managing the Nuveen funds, including entrepreneurial, legal and litigation risks.
The Independent Board Members noted that the Adviser would oversee the Sub-Adviser, which was generally expected to provide portfolio advisory services to the Fund. In addition, the Board Members recognized the relevant experience and expertise of the investment team expected to manage the Fund.
Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services expected to be provided to the Fund under each Advisory Agreement were satisfactory.
B. Investment Performance
The Fund was new and, therefore, did not have its own performance history. The Independent Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser and sub-advised by the Sub-Adviser. In addition, the Board reviewed certain historical performance information relating to a Nuveen emerging markets retail separately managed account.
C. Fees, Expenses and Profitability
1. Fees and Expenses
In evaluating the management fees and expenses that the Fund was expected to bear, the Independent Board Members considered, among other things, the Fund’s proposed management fee structure and its expected expense ratio in absolute terms as well as compared with the fees and expense ratios of comparable funds. Accordingly, the Independent Board Members reviewed, among other things, the proposed maximum gross management fee and estimated gross and net total expense ratios for the Fund, as well as comparative fee and expense data pertaining to the Fund’s peers in the Lipper category in which the Fund is expected to be classified. Further, the Independent Board Members considered the Fund’s proposed sub-advisory fee rate.
In addition, the Independent Board Members considered the Fund’s proposed fund-level and complex-wide breakpoint schedules (described in further detail below), and any applicable fee waivers and expense reimbursements expected to be provided.
Based on their review of the fee and expense information provided, the Independent Board Members determined that the Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services to be provided to the Fund.
2. Comparisons with the Fees of Other Clients
At the Meeting and/or at prior meetings, the Board has reviewed information regarding the fee rates that the Fund Advisers charge for certain other types of clients and the types of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include: retail and institutional managed accounts; investment companies outside the Nuveen family; foreign investment companies offered by Nuveen; and collective investment trusts. The Board has further noted that the Adviser also advises certain exchange-traded funds (“ETFs”) sponsored by Nuveen.
In reviewing the fee rates assessed to other clients, the Board has previously reviewed, among other things, the range of fees assessed for managed accounts and foreign investment companies offered by Nuveen. The Board has also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts by the Sub-Adviser and of the non-Nuveen investment companies sub-advised by affiliated sub-advisers. In addition to the comparative fee data, the Board has also reviewed, among other things, a description of the different levels of services provided to other clients compared to the services provided to the Nuveen funds as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. With respect to ETFs, the Board has considered the differences in the passive management of Nuveen’s ETFs compared to the active management of other Nuveen funds which have also contributed to differing management fee levels compared to such other Nuveen funds. In general, the Board has noted that the higher fee levels reflect higher levels of services provided by Nuveen, increased investment management complexity, greater product management requirements and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee would be essentially for portfolio management services. The Board concluded the varying levels of fees were justified
51

Annual Investment Management Agreement Approval Process (continued)
given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In conjunction with their review of fees, at the Meeting and/or at prior meetings, the Independent Board Members have considered Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2017 and 2016. In considering profitability, the Independent Board Members have reviewed the level of profitability realized by Nuveen including and excluding any distribution expenses incurred by Nuveen from its own resources. The Independent Board Members have also reviewed a description of the expense allocation methodology employed to develop the financial information and a summary of the history of changes to the methodology over the years. For comparability purposes, the Board has recognized that a prior year’s profitability would be restated to reflect any refinements to the methodology. The Independent Board Members were aware of the inherent limitations in calculating profitability as the use of different reasonable allocation methodologies may lead to significantly different results and in reviewing profitability margins over extended periods given the refinements to the methodology over time. The Board has noted that two Independent Board Members, along with independent counsel, serve as the Board’s liaisons to review and discuss any proposed changes to the methodology prior to the full Board’s review.
Additionally, at the Meeting and/or at prior meetings, the Independent Board Members have evaluated, among other things, Nuveen’s adjusted operating margins, gross and net revenue margins (pre-tax and after-tax) for advisory activities for the Nuveen funds, and the revenues, expenses, and net income (pre-tax and after-tax and before distribution) of Nuveen for fund advisory services for each of the last two calendar years. The Independent Board Members have also reviewed an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2017 versus 2016. The Board has noted that Nuveen recently launched its ETF product line in 2016 and reviewed the revenues, expenses and operating margin from this product line.
In addition to reviewing Nuveen’s profitability in absolute terms, the Independent Board Members have also examined comparative profitability data reviewing, among other things, the revenues, expenses and adjusted total company margins of other advisory firms that had publicly available information and comparable assets under management (based on asset size and asset composition) for 2017 and as compared to their adjusted operating margins for 2016. The Independent Board Members, however, have recognized the difficulty in comparing the profitability of various fund managers given the limited public information available and the subjective nature of calculating profitability which may be affected by numerous factors including the fund manager’s organizational structure, types of funds, other lines of business, methodology used to allocate expenses and cost of capital. Nevertheless, considering such limitations and based on the information provided, the Board has noted that Nuveen’s adjusted operating margins appeared reasonable when compared to the adjusted margins of the peers.
Aside from Nuveen’s profitability, the Board has recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). As such, the Board has also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2017 and 2016 calendar years to consider the financial strength of TIAA.
In addition, the Independent Board Members have reviewed the Sub-Adviser’s revenues, expenses and revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2017. The Independent Board Members have also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar year ending December 31, 2017 and the pre- and post-tax revenue margin from 2017 and 2016.
In evaluating the reasonableness of the compensation, the Independent Board Members have also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board has noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Independent Board Members considered whether the Fund could be expected to benefit from any economies of scale. Although the Board has recognized that economies of scale are difficult to measure, the Independent Board Members have noted that there are several methods that may be used in seeking to share economies of scale, including through breakpoints in the management fee schedule reducing the fee rates as asset levels grow, fee waivers and/or expense limitation agreements, and the Adviser’s investment in its business which can enhance the services provided to the Nuveen funds.
With respect to breakpoint schedules, because the Board has previously recognized that economies of scale may occur not only when the assets of a particular fund grow, but also when the assets in the complex grow, the Nuveen funds generally pay the Adviser a management fee comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. In general terms, the breakpoint schedule at the fund level reduces fees as assets in the particular fund pass certain thresholds and the breakpoint schedule at the complex level reduces fees on certain funds as the eligible assets in the complex pass certain thresholds. Accordingly, the Independent Board Members re-
52

viewed and considered the proposed management fees for the Fund, taking into account the fund-level breakpoints and the complex-wide fee arrangement. Additionally, the Independent Board Members considered the Fund’s proposed temporary expense cap.
In addition, the Independent Board Members have recognized the Adviser’s continued reinvestment in its business through, among other things, improvements in technology, additional staffing, product innovations and other organizational changes designed to expand or enhance the services provided to the benefit of all of the Nuveen funds.
Based on their review, the Independent Board Members concluded that the proposed fee structure was acceptable and reflected economies of scale to be shared with the Fund’s shareholders when assets under management increase.
E. Indirect Benefits
The Independent Board Members received and considered information at the Meeting and/or at prior meetings regarding other benefits that a Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In this regard, the Independent Board Members considered, among other things, any distribution fees and shareholder services fees expected to be received by the Fund’s principal underwriter, an affiliate of the Adviser (including fees to be received pursuant to any Rule 12b-1 plan).
In addition to the above, the Independent Board Members have considered whether the Sub-Adviser uses commissions paid by the Nuveen funds on portfolio transactions to obtain research products and other services (“soft dollar transactions”). In this regard, the Board has recognized that the Sub-Adviser may benefit from research received from broker-dealers that execute fund portfolio transactions. The Board, however, has noted that the benefits for sub-advisers transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions. Further, the Board has noted that although the Sub-Adviser may benefit from the receipt of research and other services that it may otherwise have to pay for out of its own resources, the research may also benefit a Nuveen fund to the extent it enhances the ability of the Sub-Adviser to manage such fund or is acquired through the commissions paid on portfolio transactions of other funds or clients.
Based on their review, the Independent Board Members concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the Fund were reasonable and within acceptable parameters.
F. Approval
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of the Investment Management Agreement and the Sub-Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services to be provided to the Fund and that the Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.
53

Notes
54

Notes
55

Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment management arm of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    MSA-IGF-0119P781011-INV-B-03/20

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By	(Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher Vice President and Secretary

Date: April 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer Chief Administrative Officer (principal executive officer)

Date: April 9, 2019

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: April 9, 2019